UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-05038

                                               Clearwater Investment Trust

(Exact name of registrant as specified in charter)

            2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jason K. Mitchell

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

                    Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  651-228-0935

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Annual Report
for the year ended
December 31, 2022

Clearwater Investment Trust
Financial Statements
For the Year Ended December 31, 2022

1	Management Discussion of Clearwater Funds’ Performance
7	Fund Expenses
9	Approval of Investment Management and Subadvisory Agreements
12	Additional Information
13	Executive Officers and Trustees (unaudited)
16	Federal Tax Information (unaudited)
17	Report of Independent Registered Public Accounting Firm
18	Statements of Assets and Liabilities
19	Statements of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
45	Schedules of Investments
45	Core Equity Fund
56	Select Equity Fund
69	Tax-Exempt Bond Fund
89	International Fund

Management Discussion of Clearwater Funds’ Performance
Clearwater Core Equity Fund
The Clearwater Core Equity Fund (the “Core Equity Fund” or the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Core Equity Fund's assets are managed in a “multi-manager, multi-style” approach. As of December 31, 2022, the Fund had three subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”), with approximately 40% to 60% of the Fund’s assets, manages its portion of the Fund’s assets to track the S&P 500® Index as closely as possible without requiring the Fund to realize taxable gains. The remaining Fund assets are divided between AQR Capital Management, LLC (“AQR”) and O’Shaughnessy Asset Management, LLC (“OSAM”), who both utilize an active management style.  Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.  The Russell 1000® Index continues to be the Fund’s benchmark.
2022 Market Overview:
Domestic large capitalization equities, as defined by the Russell 1000® Index, the Fund’s benchmark (the “benchmark”), fell nearly 20% in 2022. Poor market performance was driven by multiple factors, including the highest inflation in decades, tighter monetary policy from the U.S. Federal Reserve, a European energy crisis, and the war in Eastern Europe. Large cap value stocks significantly outperformed their growth counterparts in 2022, as measured by the Russell 1000® Value Index and the Russell 1000® Growth Index. The Energy sector posted significant gains amidst rising energy prices, and the Utilities sector generated a slightly positive return. All other sectors posted negative returns in 2022.
2022 Performance:
The Core Equity Fund declined 16.6%, net of fees, in 2022 compared to a decrease of 19.1% for the benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, generated a return that was slightly ahead of the benchmark in 2022. Both active subadvisers, AQR and OSAM, generated strong outperformance versus the benchmark in 2022. This was the second year in a row that both subadvisers outperformed the benchmark.
From a Fund-level perspective, stock selection was the primary driver of the Fund’s outperformance. Stock selection within the Information Technology sector was particularly strong. Sector positioning also contributed to the Fund’s outperformance, led by an overweight position in the Energy sector.

Clearwater Select Equity Fund
The Clearwater Select Equity Fund (the “Select Equity Fund” or the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Wasatch Global Investors (“Wasatch”) and Rice Hall James & Associates, LLC (“RHJ”). Parametric manages its portion of the Fund’s assets (approximately 10%) to track the S&P 600® Index as closely as possible without requiring the Fund to realize taxable gains. The other subadvisers utilize an active management style and manage the remaining 90% of the Fund. The performance of each subadviser is compared to the Fund’s benchmark below, although each subadviser may manage its portion of the Fund against a different benchmark that aligns more closely with its strategy.
2022 Market Overview:
Domestic small capitalization equities, as defined by the Russell 2000® Index, the Fund’s benchmark (the “benchmark”), declined by approximately 20% in 2022. Poor market performance was driven by multiple factors, including the highest inflation in decades, tighter monetary policy from the U.S. Federal Reserve, a European energy crisis, and the war in Eastern Europe. U.S. small cap value stocks significantly outperformed small cap growth stocks in 2022, as measured by the Russell 2000® Value Index and the Russell 2000® Growth Index. The Energy sector experienced significant gains amidst rising energy prices and was the only sector to post positive returns in 2022.
2022  Performance:
The Select Equity Fund declined 22.0%, net of fees, during 2022 compared to a decline of 20.4% for the benchmark. The Fund’s underperformance was driven primarily by Jackson Square and secondarily by Wasatch. Both subadvisers’ strategies feature a tilt toward the growth factor, and growth significantly underperformed value in 2022. The Fund’s other four subadvisers outperformed the benchmark in 2022. Pzena, the subadviser with the largest tilt toward the value factor, generated significant outperformance versus the benchmark. RHJ and Cooke & Bieler also outperformed the benchmark, but to a lesser degree. Parametric, the subadviser that follows a tax-managed passive strategy, outperformed the benchmark as well.
From a Fund-level perspective, sector positioning was the primary driver of the Fund’s underperformance, driven by an underweight position in the Energy sector. Stock selection contributed positively to the Fund’s returns relative to the benchmark, as strong stock selection within the Financials and Information Technology sectors more than offset poor stock selection in the Consumer Discretionary sector.

Clearwater Tax-Exempt Bond Fund
The Clearwater Tax-Exempt Bond Fund (the “Tax-Exempt Bond Fund” or the “Fund”) seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories, and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisors II, LLC (“Sit”), provides day-to-day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.
2022 Market Overview:
As defined by the Fund’s benchmark, the Bloomberg Municipal Bond 5 Year (4-6) Index (the “benchmark”), intermediate duration municipal bonds posted a roughly 5% loss in 2022. This was driven by more than $120 billion of fund outflows from tax-exempt municipal bond funds and the U.S. Federal Reserve’s aggressive hiking of short-term interest rates to combat record levels of inflation. As a result, U.S. Treasury yields moved up considerably during the year, with intermediate yields increasing by 2.35-2.75% as compared to the start of the year. The municipal yield curve moved up as well, as intermediate yields rose by 1.60-1.95%. State government general fund revenues rose again in 2022, however, softer income tax collections in the second half of 2022 may suggest tighter budgets in 2023. Although credit fundamentals remained largely sound as the economy proceeded through the final stages of recovery following the COVID-19 pandemic shutdown, credit spreads widened modestly throughout the year, pushing municipal bond prices lower.
2022 Performance:
The Tax-Exempt Bond Fund declined 11.4%, net of fees, in 2022 compared to a decrease of 5.3% for the benchmark. The Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, increased from 3.8 years at the beginning of the year, to 4.8 years at the end of the year.  For comparison, the duration of the Fund’s benchmark began the year at 3.8 years and was unchanged as of December 31, 2022. Thus, the Fund’s performance was hurt primarily by its overweight to longer duration bonds relative to the benchmark, as longer duration bonds dramatically underperformed shorter duration bonds. However, the Fund’s interest rate hedges helped offset a portion of this underperformance. From a sector perspective, the Fund’s significant weighting to single-family mortgage revenue bonds and its overweight to multi-family housing bonds (with a large concentration in senior living facilities), closed-end funds, and other revenue bonds hurt performance.

Clearwater International Fund
The Clearwater International Fund (the “International Fund” or the “Fund”) seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among many different countries throughout the world and may invest in companies of any size. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”) manages its portion of the portfolio (approximately 25%) to track the MSCI World Ex U.S.A. Index – Net Dividends as closely as possible without requiring the Fund to realize taxable gains. The Fund’s other three subadvisers, Artisan Partners Limited Partnership (“Artisan”), LSV Asset Management (“LSV”) and WCM Investment Management, LLC (“WCM”), utilize an active management style and manage the remaining 75% of the Fund. WCM manages two strategies for the Fund – a large capitalization strategy and a small capitalization strategy.  The performance of each subadviser is compared to the Fund’s benchmark below, although each subadviser may manage its portion of the Fund against a different benchmark that aligns more closely with its strategy.
2022 Market Overview:
As defined by the Fund’s benchmark, the MSCI World Ex U.S.A. Index - Net Dividends (the “benchmark”), international developed market large and mid-capitalization stocks declined by approximately 14% in 2022. Poor market performance was driven by multiple factors, including the highest inflation in decades, tighter monetary policy from global central banks, a European energy crisis, and the war in Eastern Europe. A stronger U.S. dollar relative to other international currencies also negatively impacted returns for U.S. dollar-based investors. Value stocks outperformed growth stocks in the international developed markets as measured by the MSCI World Ex U.S.A. Value Index - Net Dividends and the MSCI World Ex U.S.A. Growth Index - Net Dividends. International large capitalization stocks outperformed international small capitalization stocks, as measured by the benchmark and the MSCI World Ex U.S.A. Small Cap Index - Net Dividends.
2022 Performance:
The International Fund declined 19.5%, net of fees, in 2022 compared to a decrease of 14.3% for the benchmark. WCM (both its large capitalization growth and small capitalization growth strategies) was the primary driver of the Fund’s underperformance, as WCM’s tilt toward the growth factor was a significant detractor amidst growth’s underperformance versus value in 2022. Artisan and LSV, whose strategies feature tilts toward the value factor, generated strong outperformance versus the benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, slightly underperformed the benchmark in 2022.
From a Fund-level perspective, sector positioning was the primary driver of the Fund’s underperformance, driven by an overweight position in the Information Technology sector and an underweight position in the Energy sector. Stock selection also detracted, driven by poor stock selection in the Health Care and Information Technology sectors.

Comparison of the Change in Value of a $10,000 Investment in the Core Equity Fund and the Russell 1000® Index
Comparison of the Change in Value of a $10,000 Investment in the Select Equity Fund and the Russell 2000® Index

Comparison of the Change in Value of a $10,000 Investment in the Tax-Exempt Bond Fund and the Bloomberg Municipal Bond 5 Year (4-6) Index
Comparison of the Change in Value of a $10,000 Investment in the International Fund and the MSCI World Ex U.S.A. Index - Net Dividends

Fund Expense Example
(unaudited)
As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)
The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2022.
Actual Expenses
The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period July 1, 2022 through December 31, 2022” to estimate the expenses attributable to your investment during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period July 1, 2022 through December 31, 2022*
Core Equity Fund	$1,000.00	$1,034.90	$1.38
Select Equity Fund	$1,000.00	$1,044.80	$5.00
Tax-Exempt Bond Fund	$1,000.00	$1,007.80	$1.42
International Fund	$1,000.00	$1,045.90	$3.61

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,023.84	$1.38
Select Equity Fund	$1,000.00	$1,020.32	$4.94
Tax-Exempt Bond Fund	$1,000.00	$1,023.79	$1.43
International Fund	$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.
The annualized expense ratios (reflecting voluntary fee waivers in effect during the period) are as follows:

Core Equity Fund	0.27%
Select Equity Fund	0.97%
Tax-Exempt Bond Fund	0.28%
International Fund	0.70%

Approval of Investment Management and Subadvisory Agreements
Clearwater Management Co., Inc. (“CMC”)is responsible for managing the investment programs and strategies for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund, and International Fund (collectively, the “Funds”). CMC also provides other administrative services to the Funds and these services, as well as its investment management services, are provided to the Funds under an agreement (the “Management Agreement”). CMC conducts due diligence when selecting each subadviser (collectively, the “Subadvisers”) for the Funds and oversees the performance of the Subadvisers. The Subadvisers provide portfolio management and related services for the Funds under individual subadvisory agreements (the “Subadvisory Agreements”).
The Trust’s Board of Trustees (the “Board” or “Trustees”) met periodically throughout the year to address a broad range of agenda items. For example, at each regularly scheduled meeting, the Trustees reviewed information about the investment performance and financial results of the Funds. On an annual basis, the Trustees, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), consider the renewal of the Management Agreement and the Subadvisory Agreements. In addition, the Trustees may periodically consider the retention of new subadvisers.
At their meetings on November 4 and December 8, 2022, the Trustees considered the renewal of the Management Agreement and the Subadvisory Agreements for AQR Capital Management, LLC, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Fiduciary Counselling, Inc. (“FCI”), Jackson Square Partners, LLC, O’Shaughnessy Asset Management, LLC, Parametric Portfolio Associates LLC, Pzena Investment Management, LLC, Rice Hall James & Associates, LLC, Sit Fixed Income Advisors II, LLC, LSV Asset Management, Wasatch Global Investors and WCM Investment Management, LLC.
Prior to the November 4, 2022 meeting, the Trustees requested, received, and reviewed written responses from CMC and the Subadvisers to questions posed to them on behalf of the Trustees and supporting materials relating to those questions and responses. The information presented at the meeting, including comparative performance and expense data, was designed to assist the Trustees in making their determination as to the renewal of the Management Agreement and Subadvisory Agreements. At this meeting, counsel to the Funds and Trustees reviewed with the Trustees the various factors relevant to their consideration of the Agreements, and the Trustees’ responsibilities related to their review.
At the November 4 and December 8, 2022 meetings, the Trustees considered a number of factors, including those discussed below, that they believed to be relevant. No single factor determined whether or not an agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion of the factors described below, the Trustees, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreements.
Nature, Extent, and Quality of Services Provided
The Trustees considered information presented as to the nature, extent, and quality of services provided by CMC and the Subadvisers, as well as their investment expertise, resources, and capabilities. The Trustees considered the quality of the Subadvisers previously recommended by CMC, as well as the ongoing work performed by CMC to recommend enhancements to individual fund management. The Trustees reviewed information regarding the financial condition of CMC and the Subadvisers related to their ongoing ability to provide services specified under the Management Agreement and Subadvisory Agreements. The Trustees considered that FCI provides, in addition to investment management services, certain services related to due diligence, performance reporting, compliance, and other administrative functions that support the investment management services and Subadviser oversight services provided by CMC.

Based on their analysis of the data presented, the Trustees concluded that they were generally satisfied with the nature and quality of the services being provided under the Agreements.
Investment Performance
The Trustees reviewed specific information as to the investment performance of the Funds over various periods of time as compared to the performance of their respective benchmark indices and peer groups. On a quarterly basis, the Trustees reviewed reports summarizing the net assets, redemptions, and purchases of shares of the Funds, as well as information regarding the performance of each Subadviser compared to the benchmark against which its particular portfolio is measured.
The Trustees made certain observations and findings as to each Fund’s performance as set forth below.
Core Equity Fund. The Trustees noted that the Fund had outperformed its benchmark, the Russell 1000 Index, for the one-year period ended September 30, 2022 and underperformed its benchmark for the 3-, 5- and 10-year periods ended September 30, 2022.
Select Equity Fund. The Trustees noted that the Fund had underperformed its benchmark, the Russell 2000 Index, for the 1-, 3-, 5- and 10-year periods ended September 30, 2022. The Trustees considered Subadviser changes for the Fund in recent years.
Tax-Exempt Bond Fund. The Trustees noted that the Fund had outperformed its benchmark, the Bloomberg Municipal Bond 5 Year (4-6) Index, for the 5- and 10-year periods ended September 30, 2022 and underperformed its benchmark for the 1- and 3-year periods ended September 30, 2022.
International Fund. The Trustees noted that the Fund had outperformed its benchmark, the MSCI World Ex U.S.A. Index - Net Dividends, for the 3-, 5- and 10-year periods ended September 30, 2022 and underperformed its benchmark for the 1-year period ended September 30, 2022.
The Trustees noted that the performance of each Fund was in the range of the performance of peer funds presented for comparison for the 3-, 5- and 10-year periods ended September 30, 2022.
The Trustees concluded that they were generally satisfied with CMC’s and the Subadvisers’ investment performance to date.
Comparative Fees and Cost of Services Provided
The Trustees reviewed the fees paid to CMC and the Subadvisers. The Trustees reviewed reports describing both the management fees charged by CMC and the total expense ratios of the Funds in comparison to those of similarly situated funds. In addition, on a quarterly basis, the Trustees reviewed information as to the expense ratios of the Funds compared to the median expense ratio of a peer group of funds with comparable investment strategies. The Trustees also reviewed information provided by each of the Subadvisers, including comparative fee information detailing the fees they charge to other clients, as applicable.
The Trustees noted the ongoing efforts of CMC to reduce expenses charged to shareholders through oversight of service providers and by voluntarily waiving a portion of the management fee payable to CMC as specified in the Funds’ prospectus. In this regard, the Board considered that, effective July 1, 2022, CMC has voluntarily agreed to waive the management fee for the Select Equity Fund from the contractual fee of 1.35% to 0.97% and, effective

January 1, 2023, CMC has voluntarily agreed to waive: (i) the management fee for the Core Equity Fund from the contractual fee of 0.90% to 0.28%; (ii) the management fee for the Tax-Exempt Bond Fund from the contractual fee of 0.60% to 0.29%; and (iii) the management fee for the International Fund from the contractual fee of 1.00% to 0.71%.
The Trustees noted that the Core Equity Fund’s and the Tax-Exempt Bond Fund’s expense ratios, after management fee waiver, were lower than that of the peer funds and the Morningstar category median and average presented for comparison. With respect to the International Fund, the Trustees noted that the Fund’s expense ratio, after management fee waiver, was lower than that of the Morningstar category median and average and almost all of the peer funds presented for comparison. The Trustees noted that the Select Equity Fund’s expense ratio, after management fee waiver, was higher than that of the Morningstar category median and average but was within the range of peer funds presented for comparison and was reasonable based on the Fund’s Subadviser allocation.
Management Profitability
The Trustees reviewed CMC’s level of profitability with respect to the Funds, particularly noting CMC’s payment of fees and expenses typically absorbed by mutual fund shareholders. The Trustees concluded that profitability levels for CMC were reasonable. The Trustees considered that the Subadvisers are each independent firms and the subadvisory fees charged are the result of arm’s length bargaining between them and CMC.
Economies of Scale
The Trustees considered whether economies of scale might be realized by CMC as the Funds’ assets grow and whether there also might be benefits from such growth for the Funds’ shareholders. The Trustees noted that the Funds have been in operation for a number of years and, based on their distribution strategy, the Funds will probably not see significant increases in size. However, the Trustees determined that they would continue to monitor the assets of the Funds and consider whether there were additional opportunities to realize benefits from economies of scale for shareholders in the future.
Conclusion
Based on the factors described above, the Trustees, including all of the Independent Trustees, concluded that the investment management fees and subadvisory fees were fair and reasonable in view of the investment performance and quality of services provided. In reaching this conclusion, no single factor was considered determinative.

Quarterly Portfolio Schedule of Investments
The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the U.S. Securities and Exchange Commission (the “SEC”) on Form N-PORT. Shareholders may request portfolio holdings information free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC's Internet site at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. The Policies and Form N-PX are also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

EXECUTIVE OFFICERS AND TRUSTEES
(As of February 2023)
Information About the Independent Trustees
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Charles W. Rasmussen[1] (56) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Board	As Trustee: Tenure: 2000 - Present Term: Indefinite As Chair Tenure: 2020 - Present Term: Indefinite	President (2002-Present) and Chief Executive Officer (2002-2020), P&G Manufacturing, Inc. (air filtration equipment)	4	Forest History Society. (non-profit, 2018-Present) Nu Star Inc. (private company 2014- Present)
Sara G. Dent (64) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Governance and Nominating Committee	As Trustee: Tenure: 2013- Present Term: Indefinite As Chair of the Governance and Nominating Committee: Tenure: 2019 - Present Term: Indefinite	Private Investor	4	None
Laura E. Rasmussen[1] (59) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Audit Committee	As Trustee: Tenure: 2000- Present Term: Indefinite As Chair of the Audit Committee: Tenure: 2016 – Present Term: Indefinite	Business Owner, 3 Kittens Needle Arts (textile sales, 2006- Present)	4	None
Lindsay R. Schack (45) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2015- Present Term: Indefinite	Owner and Architect, LS Architecture (2013 – Present)	4	None
David M. Weyerhaeuser (64) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2016- Present Term: Indefinite	Vice President, Sales and Marketing, Northwest Hardwoods (lumber manufacturer and distributor, 1991 – 2016)	4	Chicago Capital, LLC (investment adviser, 2018 - Present) R.D. Merrill Company, Inc. (private company, 1992 – Present)
1 Mr. Rasmussen and Ms. Rasmussen are siblings-in-law.

Information about the Funds’ Executive Officers and Interested Trustees
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/ Trustee	Other Directorships Held by the Officer/ Trustee During the Last 5 Years
E. Rodman Titcomb, Jr. (74) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2016 – Present Term: Indefinite	Retired Chairman and Chief Executive Officer, Rock Island Company (Private Investment Company) (1998-2013)	4	None
Dylan Ambauen (40) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2022- Present Term: Indefinite	CEO, Seattle Pottery LLC (2019-Present), Vice President, Sunrise Pest Management (2008-Present)	4	None
Julia Heidmann[2] (64) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2022- Present Term: Indefinite	Member of the Board of Directors, Conservation & Education Committee, and Ocean and Coastal Center Committee, San Francisco Zoo (non-profit, 2016-Present)	4	Member of the Board of Directors, Conservation & Education Committee, and Ocean and Coastal Center Committee, San Francisco Zoo (non-profit, 2016-Present)
Justin H. Weyerhaeuser [3](49) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, President and Treasurer	As Trustee: Tenure: 2008 – Present Term: Indefinite As President and Treasurer Tenure: 2013- Present Term: Reappointed Annually	Private Investor (February 2013 - Present)	4	None

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/ Trustee	Other Directorships Held by the Officer/ Trustee During the Last 5 Years
Jason K. Mitchell (46) 30 East 7th Street Saint Paul, Minnesota 55101	Secretary and Chief Compliance Officer	As Secretary: Tenure: 2021– Present Term: Reappointed Annually As Chief Compliance Officer: Tenure: 2021– Present Term: Reappointed Annually	Chief Compliance Officer,
Fiduciary Counselling, Inc.
(March 2021 –Present),
Chief Compliance Officer,
Clearwater Management
Co., Inc. (March 2021
–Present), Chief
Compliance Officer,
Summit Creek Advisors,
LLC (February 2014
			–March 2021)	N/A	N/A
Shari L. Clifford (54) 30 East 7th Street Saint Paul, Minnesota 55101	Assistant Treasurer	Tenure: 2014 - Present Term: Reappointed Annually	Chief Financial Officer and Treasurer, Fiduciary Counselling, Inc. (February 2014-Present) Controller and Finance Director, Woodbury Financial Services, Inc. November 2007 - February 2014)	N/A	N/A
Simona C. Ilies (42) The Northern Trust Company 333 South Wabash Ave Chicago, IL 60604	Assistant Secretary	Tenure: 2021 – Present Term: Reappointed Annually	Senior Consultant, Global
Fund Services, The
Northern Trust Company,
(April 2021-Present),
Consultant, Global Fund
Services, The Northern
Trust Company
(December 2018-April 2021),
Counsel, SRM Law
			(July 2016-December 2018)	N/A	N/A
2 Ms. Heidmann is an interested Trustee due to her sister's position as a director of CMC.
3 Mr. Justin H. Weyerhaeuser is an interested Trustee due to his position as the Funds’ President and Treasurer.
Additional information about the Funds' Directors is available in the Funds’ Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by contacting the transfer agent at 1-855-684-9144 or writing the Funds at The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766. The Funds do not have an internet website.

Federal Tax Information
(unaudited)
Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), 100.00% of ordinary dividends paid during the year ended December 31, 2022 for the Core Equity Fund, 100.00% of ordinary dividends were paid during the year ended December 31, 2022 for the Select Equity Fund, and 100.00% of ordinary dividends were paid during the year ended December 31, 2022 for the International Fund are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2022.
Corporate Dividends-Received Deduction. 100.00%, 91.26%, and 0.45% of the dividends distributed during the year ended December 31, 2022, for the Core Equity, Select Equity, and International Funds, respectively, qualify for the dividends-received deduction for corporate shareholders.
Capital Gain Distribution. The following Funds made capital gain distributions in December 2022, and hereby designated these long-term capital gain distributions as follows:
Fund	Long-Term Capital Gain
Core Equity Fund	$ 893,896
Select Equity Fund	4,513,527
Tax-Exempt Bond Fund	4,760,355
International Fund	3,026,118

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
Clearwater Investment Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Clearwater Core Equity Fund, Clearwater Select Equity Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (collectively, the Funds), including the schedules of investments, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights of each Fund present fairly, in all material respects, the financial position of each Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Clearwater Investment Trust investment companies since 1992.
Minneapolis, Minnesota
February 23, 2023

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
December 31, 2022
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $1,201,318, $0 and $3,844,351, respectively); (identified cost: $452,050,540, $401,852,188, $637,579,543 and $741,320,459, respectively)	$717,848,552	366,916,162	550,719,201	878,912,092
Foreign currencies, at value (cost: $0, $13,937, $0 and $3,109,384, respectively)	-	12,554	-	3,134,019
Cash (restricted: $0, $0, $4,317,950 and $0, respectively)	-	-	10,603,098	-
Receivable for securities sold	-	71,288	15,568	436,414
Receivable for shares of beneficial interest sold	110,800	13,100	127,700	69,200
Accrued dividend and interest receivable	684,790	270,588	6,038,443	999,948
Foreign tax reclaim receivable	3,967	302	-	1,613,733
Total assets	718,648,109	367,283,994	567,504,010	885,165,406
Liabilities
Payables for investment securities purchased	-	191,137	1,220,970	249,098
Accrued investment advisory fee	477,890	900,146	391,550	1,497,537
Payable for dividend distribution	-	-	257,010	-
Payable upon return of securities loaned	-	1,246,096	-	4,812,451
Deferred foreign capital gains taxes payable	-	-	-	560,257
Total liabilities	477,890	2,337,379	1,869,530	7,119,343
Net assets	$718,170,219	364,946,615	565,634,480	878,046,063
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,841,306, 24,203,242, 65,827,919 and 52,220,493 shares outstanding, respectively)	$459,671,853	438,972,140	655,938,832	756,701,541
Distributable earnings	258,498,366	(74,025,525)	(90,304,352)	121,344,522
Net assets	$718,170,219	364,946,615	565,634,480	878,046,063
Net asset value per share of outstanding capital stock	$55.93	15.08	8.59	16.81
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
Year ended December 31, 2022
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $6,656, $23,252, $0 and $2,426,378, respectively)	$13,371,094	4,403,470	1,743,171	21,849,507
Non cash dividends	-	-	-	1,641,003
Interest	-	-	24,708,828	-
Net income from securities loaned	-	80,142	-	276,718
Total income	13,371,094	4,483,612	26,451,999	23,767,228
Expenses:
Investment advisory fee	6,836,462	5,482,082	3,911,806	8,980,356
Other expenses	185	-	-	370
Total expenses	6,836,647	5,482,082	3,911,806	8,980,726
Less: waivers of investment advisory fee or other expense reimbursements	(4,845,459)	(1,679,264)	(2,120,736)	(3,056,577)
Net expenses	1,991,188	3,802,818	1,791,070	5,924,149
Net investment income	11,379,906	680,794	24,660,929	17,843,079
Net realized gain (loss) on:
Security transactions	37,472,242	(15,548,602)	(15,803,401)	11,015,929
Forward foreign currency exchange contracts	-	-	-	301,677
Foreign currency transactions	-	(978)	-	(883,780)
Futures contracts	-	-	19,066,904	-
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $614,643, respectively)	(198,246,913)	(95,776,536)	(116,966,507)	(231,504,849)
Forward foreign currency exchange contracts	-	-	-	(16,175)
Futures contracts	-	-	2,011,518	-
Translation of other assets and liabilities denominated in foreign currencies	-	(1,499)	-	44,098
Net gain (loss) on investments	(160,774,671)	(111,327,615)	(111,691,486)	(221,043,100)
Net increase (decrease) in net assets resulting from operations	$(149,394,765)	(110,646,821)	(87,030,557)	(203,200,021)
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
Years ended December 31, 2022 and 2021
	Core Equity Fund		Select Equity Fund
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Operations:
Net investment income	$11,379,906	8,651,556	680,794	1,365,399
Net realized gain (loss)	37,472,242	45,136,206	(15,549,580)	81,317,020
Net increase (decrease) in unrealized appreciation/depreciation	(198,246,913)	125,180,850	(95,778,035)	(30,522,814)
Net increase (decrease) in net assets resulting from operations	(149,394,765)	178,968,612	(110,646,821)	52,159,605
Distributions to shareholders	(10,752,052)	(27,383,854)	(8,125,618)	(62,531,441)
Capital share transactions:
Proceeds from shares sold	182,656,902	120,841,621	101,322,691	100,015,489
Reinvestment of distributions from net investment income and net realized gain	10,752,052	27,383,854	8,125,618	62,531,441
Payments for shares redeemed	(194,680,866)	(37,205,688)	(159,796,228)	(74,082,432)
Net increase (decrease) in net assets from capital share transactions	(1,271,912)	111,019,787	(50,347,919)	88,464,498
Total increase (decrease) in net assets	(161,418,729)	262,604,545	(169,120,358)	78,092,662
Net assets:
At the beginning of the year	879,588,948	616,984,403	534,066,973	455,974,311
At the end of the year	$718,170,219	879,588,948	364,946,615	534,066,973
	Tax-Exempt Bond Fund		International Fund
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Operations:
Net investment income	$24,660,929	23,626,723	17,843,079	16,216,510
Net realized gain	3,263,503	1,900,353	10,433,826	78,530,828
Net increase (decrease) in unrealized appreciation/depreciation	(114,954,989)	(655,871)	(231,476,926)	39,867,569
Net increase (decrease) in net assets resulting from operations	(87,030,557)	24,871,205	(203,200,021)	134,614,907
Distributions to shareholders	(30,033,721)	(23,625,740)	(11,587,443)	(97,585,574)
Capital share transactions:
Proceeds from shares sold	248,834,683	125,620,400	149,605,328	143,097,632
Reinvestment of distributions from net investment income and net realized gain	29,988,685	23,532,024	11,587,443	97,585,574
Payments for shares redeemed	(328,618,503)	(34,742,864)	(159,304,656)	(54,551,359)
Net increase (decrease) in net assets from capital share transactions	(49,795,135)	114,409,560	1,888,115	186,131,847
Total increase (decrease) in net assets	(166,859,413)	115,655,025	(212,899,349)	223,161,180
Net assets:
At the beginning of the year	732,493,893	616,838,868	1,090,945,412	867,784,232
At the end of the year	$565,634,480	732,493,893	878,046,063	1,090,945,412
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years ended and selected information for each year ended is as follows:
	Year ended December 31,
Core Equity Fund	2022	2021	2020	2019	2018
Net asset value, beginning of year	$68.01	55.11	48.14	37.97	43.21
Income (loss) from investment operations:
Net investment income	0.81	0.72	0.71	0.72	0.68
Net realized and unrealized gains (losses)	(12.06)	14.36	7.22	10.32	(3.46)
Total from investment operations	(11.25)	15.08	7.93	11.04	(2.78)
Less distributions to shareholders from:
Net investment income	(0.76)	(0.69)	(0.71)	(0.66)	(0.67)
Net realized gain	(0.07)	(1.49)	(0.25)	(0.21)	(1.79)
Total distributions to shareholders:	(0.83)	(2.18)	(0.96)	(0.87)	(2.46)
Net asset value, end of year	$55.93	68.01	55.11	48.14	37.97
Total return (a)	(16.58)%	27.44%	16.54%	29.11%	(6.61)%
Net assets, end of year (000s omitted)	$718,170	879,589	616,984	543,171	456,874
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.26%	0.29%	0.31%	0.35%	0.38%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.50%	1.13%	1.49%	1.54%	1.47%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.86%	0.52%	0.90%	0.99%	0.95%
Portfolio turnover rate (excluding short-term securities)	62.80%	33.97%	37.16%	33.73%	34.64%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.27%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.63%.
(d)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.64%.
(e)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.65%.
(f)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(g)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
(h)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years ended and selected information for each year ended is as follows:
	Year ended December 31,
Select Equity Fund	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.76	20.09	18.45	14.90	18.92
Income (loss) from investment operations:
Net investment income	0.03	0.07	0.11	0.14	0.07
Net realized and unrealized gains (losses)	(4.37)	2.20	1.95	3.79	(2.37)
Total from investment operations	(4.34)	2.27	2.06	3.93	(2.30)
Less distributions to shareholders from:
Net investment income	-	(0.06)	(0.11)	(0.11)	(0.07)
Net realized gain	(0.34)	(2.54)	(0.31)	(0.27)	(1.65)
Total distributions to shareholders:	(0.34)	(2.60)	(0.42)	(0.38)	(1.72)
Net asset value, end of year	$15.08	19.76	20.09	18.45	14.90
Total return (a)	(22.01)%	11.77%	11.25%	26.40%	(12.49)%
Net assets, end of year (000s omitted)	$364,947	534,067	455,974	373,425	305,921
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.94%	0.88%	0.94%	0.98%	1.03%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.16%	0.26%	0.70%	0.64%	0.33%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	(0.25)%	(0.21)%	0.29%	0.27%	0.01%
Portfolio turnover rate (excluding short-term securities)	55.76%	109.01%	102.30%	64.32%	63.08%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.97%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.38%.
(d)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.93%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.42%.
(e)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.89%. Also effective October 1, 2021, the Adviser decreased the voluntary waiver to 0.46%.
(f)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(g)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(h)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
(i)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years ended and selected information for each year ended is as follows:
	Year ended December 31,
Tax-Exempt Bond Fund	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.17	10.14	10.13	9.82	10.21
Income (loss) from investment operations:
Net investment income	0.34	0.36	0.39	0.40	0.42
Net realized and unrealized gains (losses)	(1.50)	0.03	0.03	0.34	(0.26)
Total from investment operations	(1.16)	0.39	0.42	0.74	0.16
Less distributions to shareholders from:
Net investment income	(0.35)	(0.36)	(0.41)	(0.43)	(0.45)
Net realized gain	(0.07)	-	-	-	(0.10)
Total distributions to shareholders:	(0.42)	(0.36)	(0.41)	(0.43)	(0.55)
Net asset value, end of year	$8.59	10.17	10.14	10.13	9.82
Total return (a)	(11.39)%	3.89%	4.26%	7.69%	1.59%
Net assets, end of year (000s omitted)	$565,634	732,494	616,839	603,277	529,485
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f)	0.27%	0.28%	0.29%	0.32%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f)	3.79%	3.52%	3.85%	4.05%	4.22%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f)	3.46%	3.20%	3.54%	3.77%	3.96%
Portfolio turnover rate (excluding short-term securities)	29.22%	16.91%	17.21%	12.53%	11.36%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.32%.
(d)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.27%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(e)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
(f)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years ended and selected information for each year ended is as follows:
	Year ended December 31,
International Fund	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.14	20.16	17.28	14.08	17.23
Income (loss) from investment operations:
Net investment income	0.34	0.36	0.20	0.29	0.30
Net realized and unrealized gains (losses)	(4.45)	2.68	3.07	3.43	(2.70)
Total from investment operations	(4.11)	3.04	3.27	3.72	(2.40)
Less distributions to shareholders from:
Net investment income	(0.16)	(0.42)	(0.17)	(0.30)	(0.29)
Net realized gain	(0.06)	(1.64)	(0.22)	(0.22)	(0.46)
Total distributions to shareholders:	(0.22)	(2.06)	(0.39)	(0.52)	(0.75)
Net asset value, end of year	$16.81	21.14	20.16	17.28	14.08
Total return (a)	(19.45)%	15.39%	19.02%	26.47%	(14.01)%
Net assets, end of year (000s omitted)	$878,046	1,090,945	867,784	711,851	524,708
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.66%	0.65%	0.66%	0.68%	0.68%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.99%	1.61%	1.17%	1.88%	1.79%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.65%	1.26%	0.83%	1.56%	1.47%
Portfolio turnover rate (excluding short-term securities)	73.81%	39.50%	39.61%	49.69%	19.57%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.30%.
(d)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.65%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.35%.
(e)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.40%.
(f)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.67%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(g)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(h)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
(1)    Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”).  Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers.  The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future.  The investment objective of the Core Equity, Select Equity, and International Funds is long-term capital growth.  The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser.  FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.  The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC, and O’Shaughnessy Asset Management, LLC.  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management.  Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years. The Russell 1000® Index continues to be the Fund’s benchmark. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
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Notes to Financial Statements December 31, 2022
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks.  The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund uses a “multi-style, multi-manager” approach.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P., Jackson Square Partners, LLC, Parametric, Pzena Investment Management LLC, Rice Hall James & Associates, LLC and Wasatch Global Investors. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day-to-day management of the Fund. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of CMC and could be higher or lower in the future. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisors II, LLC.  FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies.  The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size.  The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers).  In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts.  The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.  The Fund uses a “multi-style, multi-manager” approach.  The Fund’s assets are allocated to different subadvisers who employ distinct investment styles.  The Fund currently allocates
26	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership, WCM Investment Management, LLC and LSV Asset Management.  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains.  FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2)    Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a)     Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.  Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
With respect to the Funds' investments that do not have readily available market quotations, the Board of Trustees has designated CMC as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. This may occur particularly with respect to certain foreign equity securities held by a Fund, whereby the valuation designee may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
Non cash dividends are recognized as investment income at the fair value of the property received.
27	(Continued)

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Notes to Financial Statements December 31, 2022
Participatory notes in which the International Fund invests are financial instruments that must have Indian securities as the underlying assets. Brokers and foreign institutional investors registered with the Securities and Exchange Board of India (SEBI) issue the participatory notes and invest on behalf of the foreign investors. Brokers must report their participatory note issuance status to the regulatory board each quarter. The notes allow foreign investors to participate in the Indian markets without registering with the SEBI. Participatory notes are categorized within the Level 1 of the fair value hierarchy.
(b)    Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c)    Futures Contracts
The Tax-Exempt Bond Fund invests in long and short financial futures contracts for hedging purposes or to gain exposure to interest rate risk. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various interest rates or indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gain (loss) on: Futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on: Futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
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Notes to Financial Statements December 31, 2022
(d)    Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(e)    Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
(f)    Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income
29	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(g)    Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.
(h)     Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond, and International Funds currently invest in Institutional Shares of the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
(i)     Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
(j)    Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption deferred foreign capital gains taxes payable and as a reduction in net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in net realized gain (loss) on security transactions.
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2019, 2020, 2021, and 2022 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.  Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may
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Notes to Financial Statements December 31, 2022
differ from the year that the income or realized gain was recorded by the Funds.  The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2022 and 2021 was as follows:

	Tax-Exempt		Ordinary Income*
	2022	2021	2022	2021
Core Equity Fund	$ —	$ —	$ 9,858,156	$ 8,635,604
Select Equity Fund	—	—	3,612,091	20,817,295
Tax-Exempt Bond Fund	24,829,757	23,486,921	398,516	44,388
International Fund	—	—	8,561,325	28,115,277

	Long-Term Capital Gains**
	2022	2021
Core Equity Fund	$ 893,896	$ 18,748,250
Select Equity Fund	4,513,527	41,714,145
Tax-Exempt Bond Fund	4,760,355	—
International Fund	3,026,118	69,470,296

*	In addition to the ordinary income distributions, during 2022 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

Core Equity Fund	$ 261,777
Select Equity Fund	$ 2,310
International Fund	$ 1,709,406

**	In addition to the long-term capital gain distributions, during 2022 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

31	(Continued)

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Notes to Financial Statements December 31, 2022

Tax-Exempt Bond Fund	$ 989,083

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$ 1,277,871	$ 674,059	$ —	$ 2,015,876
Accumulated capital losses and other	(8,577,516)	(39,762,181)	(3,009,914)	(17,776,353)
Unrealized appreciation/depreciation	265,798,011	(34,937,403)	(87,037,428)	137,104,999
Other temporary differences	—	—	(257,010)	—
Total	$ 258,498,366	$ (74,025,525)	$ (90,304,352)	$ 121,344,522
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds use of equalization accounting whereby a portion of redemption payments were treated as distributions and realized gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At December 31, 2022, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$ (44,995,880)	$ (21,302,052)	$ (845,990)	$ (23,324,065)
Additional paid-in capital	44,995,880	21,302,052	845,990	23,324,065
(k)     Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2022, the Core Equity, Select Equity and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.
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Notes to Financial Statements December 31, 2022
(l)    Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(m)     Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(n)    Cash and Restricted Cash
Cash, including cash denominated in foreign currencies, represents cash on hand and demand deposits held at financial institutions. Cash equivalents include short-term, highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held to meet short-term liquidity requirements, rather than for investment purposes. Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.
Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Funds consider cash collateral posted with counterparties for derivative contracts to be restricted cash.
(3)    Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
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Notes to Financial Statements December 31, 2022
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of December 31, 2022.
Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 713,237,024	$ —	$ —	$ 713,237,024
Rights	—	—	—*	—*
Short-Term Investments	4,611,528	—	—	4,611,528
Total	$ 717,848,552	$ —	$ —	$ 717,848,552

* Security has been deemed worthless and is a Level 3 investment.
(a) For the Core Equity Fund, the investment value is comprised of equity securities, rights and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.
There were no significant Level 3 valuations at December 31, 2022.
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Notes to Financial Statements December 31, 2022
Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 353,345,631	$ —	$ —	$ 353,345,631
Escrows	—	—	—*	—*
Short-Term Investments	13,570,531	—	—	13,570,531
Total	$ 366,916,162	$ —	$ —	$ 366,916,162

* Security has been deemed worthless and is a Level 3 investment.
(b) For the Select Equity Fund, the investment value is comprised of equity securities, escrows and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at December 31, 2022.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 28,236,370	$ —	$ —	$ 28,236,370
Municipal Bonds
Alabama	—	1,048,831	—	1,048,831
Alaska	—	910	—	910
Arizona	—	7,923,267	—	7,923,267
Arkansas	—	704,053	—	704,053
California	—	28,566,614	—	28,566,614
Colorado	—	36,518,074	—	36,518,074
Connecticut	—	4,673,852	—	4,673,852
District of Columbia	—	7,005,296	—	7,005,296
Florida	—	81,698,473	—	81,698,473
Georgia	—	8,279,910	—	8,279,910
Idaho	—	2,651,362	—	2,651,362
Illinois	—	24,865,764	—	24,865,764
Indiana	—	8,943,741	—	8,943,741
Iowa	—	5,705,791	—	5,705,791
Kansas	—	2,265,477	—	2,265,477
Louisiana	—	9,523,353	—	9,523,353
Maine	—	895,040	—	895,040
Maryland	—	4,313,655	—	4,313,655
Massachusetts	—	13,850,117	—	13,850,117
Michigan	—	17,000,291	—	17,000,291
Minnesota	—	11,182,625	—	11,182,625
Mississippi	—	2,818,667	—	2,818,667
35	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Missouri	$ —	$ 7,539,254	$ —	$ 7,539,254
Montana	—	2,548,965	—	2,548,965
Nebraska	—	1,888,709	—	1,888,709
Nevada	—	3,731,925	—	3,731,925
New Hampshire	—	1,354,558	—	1,354,558
New Jersey	—	17,863,798	—	17,863,798
New Mexico	—	10,792,689	—	10,792,689
New York	—	30,400,693	—	30,400,693
North Carolina	—	6,873,007	—	6,873,007
North Dakota	—	2,862,950	—	2,862,950
Ohio	—	23,275,294	—	23,275,294
Oklahoma	—	4,109,678	—	4,109,678
Oregon	—	6,309,336	—	6,309,336
Pennsylvania	—	13,286,505	—	13,286,505
Rhode Island	—	1,706,708	—	1,706,708
South Carolina	—	5,410,502	—	5,410,502
South Dakota	—	1,538,504	—	1,538,504
Tennessee	—	11,347,394	—	11,347,394
Texas	—	33,965,506	—	33,965,506
Utah	—	13,427,648	—	13,427,648
Vermont	—	1,188,307	—	1,188,307
Virginia	—	4,088,649	—	4,088,649
Washington	—	8,175,941	—	8,175,941
West Virginia	—	1,784,936	—	1,784,936
Wisconsin	—	14,506,490	—	14,506,490
Wyoming	—	364,573	—	364,573
Short-Term Investments	11,705,149	—	—	11,705,149
Total	$ 39,941,519	$ 510,777,682	$ —	$ 550,719,201
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has designated to CMC the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security
36	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.
Tax-Exempt Bond Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures contracts	$ 1,243,283	$ —	$ —	$ 1,243,283
Liabilities
Futures contracts	(72,384)	—	—	(72,384)
Net Other Financial Instruments	$ 1,170,899	$ —	$ —	$ 1,170,899
The futures contracts outstanding at December 31, 2022 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Futures contracts are shown on a gross basis in the above table, but the net increase/(decrease) in unrealized appreciation/(depreciation) on futures contracts is shown on the Statements of Operations.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$ 2,475,578	$ 3,372,332	$ —	$ 5,847,910
Egypt	—	186,888	—	186,888
Israel	107,816	3,934,532	—	4,042,348
Russia	—	—	—*	—
South Korea	—	16,452,496	—	16,452,496
Thailand	—	1,801,340	—	1,801,340
All other countries	813,928,917	—	—	813,928,917
Participatory Notes	3,187,113	—	—	3,187,113
Preferred Stocks	2,108,902	3,772,104	—	5,881,006
Short-Term Investments	27,584,074	—	—	27,584,074
Total	$ 849,392,400	$ 29,519,692	$ —	$ 878,912,092

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, participatory notes, preferred stocks and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at December 31, 2022. The amount of transfers between Level 3 and Level 1 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 1 is not shown for the year ended December 31, 2022.
37	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
(4)    Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2022, were as follows:
	Purchases	Sales
Core Equity Fund	$ 475,957,103	$ 478,492,350
Select Equity Fund	222,549,095	276,465,632
Tax-Exempt Bond Fund	180,944,868	206,424,112
International Fund	655,753,484	650,566,004

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.
At December 31, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$ 281,333,086	$ (18,152,068)	$ 263,181,018	$ 454,667,534
Select Equity Fund	34,840,014	(73,935,542)	(39,095,528)	406,010,309
Tax-Exempt Bond Fund	5,064,771	(92,102,197)	(87,037,426)	637,756,628
International Fund	204,127,115	(75,033,612)	129,093,503	749,818,589

(5)    Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2022 and 2021 were as follows:
	Core Equity Fund		Select Equity Fund
	2022	2021	2022	2021
Sold	3,253,680	1,900,566	6,428,117	4,425,359
Issued for reinvestment of distributions	185,284	411,726	529,356	3,275,613
Redeemed	(3,531,380)	(573,574)	(9,785,689)	(3,368,880)
Net increase (decrease)	(92,416)	1,738,718	(2,828,216)	4,332,092

38	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
	Tax-Exempt Bond Fund		International Fund
	2022	2021	2022	2021
Sold	28,665,852	12,325,152	9,105,670	6,394,897
Issued for reinvestment of distributions	3,372,319	2,316,277	678,819	4,762,595
Redeemed	(38,269,711)	(3,432,088)	(9,177,483)	(2,579,497)
Net increase (decrease)	(6,231,540)	11,209,341	607,006	8,577,995
(6)    Capital Loss Carryforward
For the period subsequent to October 31, 2022 through the fiscal year ended December 31, 2022, the Tax-Exempt Bond Fund incurred net capital losses, and/or Section 988 currency losses, which the Fund intends to treat as having been incurred in the following fiscal year of $3,009,914.
At December 31, 2022, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited. During the year ended December 31, 2022, the Tax-Exempt Bond Fund utilized $2,520,272 in capital loss carryforwards to offset capital gains.
	Short-Term	Long-Term	Total
Core Equity Fund	$ 5,962,900	$ —	$ 5,962,900
Select Equity Fund	30,078,156	5,527,357	35,605,513
International Fund	13,325,523	—	13,325,523
(7)    Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. Management fees are calculated and accrued daily, and are paid quarterly. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary
39	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the year ended December 31, 2022, voluntary waivers on management fees were as follows:
	Management Fees Voluntary Waivers
	Voluntary Waiver % Prior to April 1, 2022	Voluntary Waiver % Effective from April 1, 2022 to July 1, 2022	Voluntary Waiver % Effective July 1, 2022
Core Equity Fund	(0.65)	(0.64)	(0.63)
Select Equity Fund	(0.46)	(0.42)	(0.38)
Tax-Exempt Bond Fund	(0.33)	(0.33)	(0.32)
International Fund	(0.40)	(0.35)	(0.30)
Effective October 1, 2021, the net management fees actually paid for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser's modification of the voluntary waivers for those Funds were 0.25%, 0.89%, 0.27% and 0.60%, respectively. Effective April 1, 2022, the net management fees actually paid for the Core Equity Fund, Select Equity Fund and International Fund due to the Adviser's modification of the voluntary waivers for those Funds were 0.26%, 0.93% and 0.65%, respectively. Effective July 1, 2022, the net management fees actually paid for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.27%, 0.97%, 0.28% and 0.70%, respectively.
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios and are excluded from the voluntary waivers described above.
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount
40	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
(8)    Derivative Instruments
Information concerning the types of derivatives in which the Tax-Exempt Bond Fund and International Fund invest, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the Tax-Exempt Bond Fund and International Fund by location as presented in the Statements of Assets and Liabilities as of December 31, 2022, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The futures contracts and forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
Tax-Exempt Bond Fund	Futures contracts	Unrealized appreciation on futures contracts	1,243,283*	Unrealized depreciation on futures contracts	$ 72,384*	RBC Capital Markets, LLC

*	Represents cumulative appreciation/depreciation on futures contracts as in the Schedules of Investments. Only the variation margin receivable/payable is reported within the Statement of Assets and Liabilities for futures contracts.
The following table sets forth, by primary risk exposure, the Tax-Exempt Bond Fund's and International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on futures contracts and forward foreign currency exchange contracts for the year ended December 31, 2022:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
Tax-Exempt Bond Fund	Futures contracts	Net realized gain (loss) on futures contracts	$ 19,066,904	Tax-Exempt Bond Fund	Futures contracts	Net increase (decrease) in unrealized appreciation/ depreciation on futures contracts	$ 2,011,518
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$ 301,677	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$ (16,175)

Derivative transactions are measured in terms of the notional amount. The following table presents, for the Tax-Exempt Bond Fund and International Fund, the number of transactions and weighted average notional amount of futures contracts and forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the year ended December 31, 2022.
41	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
Tax-Exempt Bond Fund
Future Contracts
Number of Transactions	Weighted Average Notional Amount
2,145	$ 28,246,378

International Fund
Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
6	$ 2,868,724
(9)    Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the Statements of Assets and Liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.20% and is paid by the Adviser under the unified advisory fee agreement. For the year ended December 31, 2022, the Core Equity Fund had total redemptions in kind of $62,322,318, resulting in realized gains of $44,771,115. For the year ended December 31, 2022, the Select Equity Fund had total redemptions in kind of $56,741,404, resulting in realized gains of $21,481,815. For the year ended December 31, 2022, the International Fund had total redemptions in kind of $31,009,095, resulting in realized gains of $21,598,106. These realized gains are not recognized for tax purposes as discussed in Note 2. During the year ended December 31, 2022, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$ 17,908	144
Select Equity Fund	71,845	101
International Fund	53,683	82

42	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
(10)  Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios during the year ended December 31, 2022. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of December 31, 2022 is recognized within investments in securities, at fair value, on the Statements of Assets and Liabilities.
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Institutional Shares of Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $1,246,096 and $4,812,451 are included in Investments in Securities on the Statement of Assets and Liabilities of the Select Equity Fund and International Fund, respectively.
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statement of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent as of December 31, 2022:
43	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements December 31, 2022
	Gross Amounts of Securities Loaned in Statement of Assets and Liabilities	% of Net Assets	Cash Collateral Received
Select Equity Fund	$ 1,201,318	0.33%	$ 1,246,096
International Fund	3,844,351	0.44%	4,812,451
At December 31, 2022, there were no offsetting of securities and they are presented on a gross basis.
(11)  Recent Market Events
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and global macro factors including the impact of global diseases and related public health issues, growth concerns in the U.S. and overseas, rising interest rates, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the events have resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, quarantines, cancellations, market declines, restrictions on travel and widespread concern and uncertainty by the U.S and other countries and the war between Russia and Ukraine. Health crises and related political, social and economic disruptions may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Funds’ investment adviser or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(12)   Subsequent Events
Effective January 1, 2023, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Tax-Exempt Bond Fund and International Fund to achieve an effective management fee rate equal to 0.28%, 0.29% and 0.71%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
10,603	ACTIVISION BLIZZARD, INC.	$ 471,997	811,660
142,045	ALPHABET, INC., CLASS A(b)	6,331,333	12,532,630
68,780	ALPHABET, INC., CLASS C(b)	2,127,450	6,102,850
225,080	AT&T, INC.	3,848,892	4,143,723
29	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,583	9,834
3,318	CINEMARK HOLDINGS, INC.(b)	38,609	28,734
65,036	COMCAST CORP., CLASS A	868,742	2,274,309
2,700	DISH NETWORK CORP., CLASS A(b)	40,762	37,908
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	27,355
11,266	ELECTRONIC ARTS, INC.	280,102	1,376,480
8,874	FOX CORP., CLASS A	276,478	269,503
60,288	INTERPUBLIC GROUP OF (THE) COS., INC.	2,013,040	2,008,193
2,357	LIBERTY GLOBAL PLC, CLASS A(b)(c)	19,507	44,618
16,102	LIBERTY GLOBAL PLC, CLASS C(b)(c)	369,480	312,862
400	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	14,110	23,912
272,609	LUMEN TECHNOLOGIES, INC.	2,718,428	1,423,019
1,749	MATCH GROUP, INC.(b)	57,853	72,566
41,857	META PLATFORMS, INC., CLASS A(b)	2,896,640	5,037,071
5,774	NETFLIX, INC.(b)	1,228,626	1,702,637
2,375	NEWS CORP., CLASS A	7,170	43,225
2,595	OMNICOM GROUP, INC.	81,950	211,674
6,601	PARAMOUNT GLOBAL, CLASS B	115,540	111,425
23,213	PLAYTIKA HOLDING CORP.(b)(c)	254,219	197,543
2,000	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	216,815	208,260
13,422	T-MOBILE U.S., INC.(b)	1,037,307	1,879,080
53,083	VERIZON COMMUNICATIONS, INC.	1,724,357	2,091,470
31,518	WALT DISNEY (THE) CO.(b)	1,184,195	2,738,284
35,646	WARNER BROS. DISCOVERY, INC.(b)	547,020	337,924
500	WORLD WRESTLING ENTERTAINMENT, INC., CLASS A	26,374	34,260
		28,819,629	46,093,009	6.42%
Consumer Discretionary:
9,498	ADT, INC.	36,940	86,147
1,500	ADVANCE AUTO PARTS, INC.	53,558	220,545
139,011	AMAZON.COM, INC.(b)	10,340,877	11,676,924
3,400	APTIV PLC(b)(c)	303,982	316,642
1,200	ARAMARK	23,697	49,608
67	AUTOLIV, INC.(c)	852	5,131
5,713	AUTONATION, INC.(b)	632,533	613,005
1,992	AUTOZONE, INC.(b)	2,902,314	4,912,631
46,771	BATH & BODY WORKS, INC.	1,357,823	1,970,930
10,519	BEST BUY CO., INC.	456,135	843,729
1,400	BIG LOTS, INC.	15,477	20,580
708	BOOKING HOLDINGS, INC.(b)	1,305,019	1,426,818
4,600	BORGWARNER, INC.	59,109	185,150
1,568	CARMAX, INC.(b)	22,540	95,476
12,700	CARNIVAL CORP.(b)	108,018	102,362
400	CHIPOTLE MEXICAN GRILL, INC.(b)	558,552	554,996
100	D.R. HORTON, INC.	7,532	8,914
7,792	DARDEN RESTAURANTS, INC.	913,212	1,077,867
5,089	DOLLAR GENERAL CORP.	638,587	1,253,166
2,024	DOLLAR TREE, INC.(b)	39,654	286,275
3,090	DOMINO'S PIZZA, INC.	1,162,865	1,070,376
5,900	EBAY, INC.	115,326	244,673
1,400	ETSY, INC.(b)	138,878	167,692
3,288	EXPEDIA GROUP, INC.(b)	285,337	288,029
559	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	17,602	38,923
323,256	FORD MOTOR CO.	4,323,022	3,759,467
2,200	GARMIN LTD.(c)	40,557	203,038
13,500	GENERAL MOTORS CO.	492,340	454,140
3,450	GENUINE PARTS CO.	102,424	598,610
5,080	H&R BLOCK, INC.	186,920	185,471
2,000	HANESBRANDS, INC.	10,096	12,720
426	HASBRO, INC.	12,602	25,990
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	202,176
18,626	HOME DEPOT (THE), INC.	3,410,494	5,883,208
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,535	LAS VEGAS SANDS CORP.(b)	$ 21,685	121,857
761	LENNAR CORP., CLASS A	29,757	68,871
18,920	LKQ CORP.	587,037	1,010,517
13,352	LOWE'S COS., INC.	2,553,401	2,660,253
188	LULULEMON ATHLETICA, INC.(b)(c)	28,278	60,231
28,699	MACY'S, INC.	516,792	592,634
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	437,439
11,198	MCDONALD'S CORP.	1,759,109	2,951,009
29,985	MGM RESORTS INTERNATIONAL	1,257,906	1,005,397
600	MOHAWK INDUSTRIES, INC.(b)	26,796	61,332
5,215	NEWELL BRANDS, INC.	56,948	68,212
16,567	NIKE, INC., CLASS B	987,686	1,938,505
2,273	NORDSTROM, INC.	23,910	36,686
360	NVR, INC.(b)	1,234,067	1,660,529
1,458	O'REILLY AUTOMOTIVE, INC.(b)	980,795	1,230,596
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	540,976
600	PLANET FITNESS, INC., CLASS A(b)	30,204	47,280
870	POOL CORP.	187,171	263,027
20,406	PULTEGROUP, INC.	925,632	929,085
954	PVH CORP.	41,351	67,343
1,943	ROSS STORES, INC.	173,200	225,524
22,087	ROYAL CARIBBEAN CRUISES LTD.(b)	860,666	1,091,760
2,108	SIX FLAGS ENTERTAINMENT CORP.(b)	31,718	49,011
23,500	STARBUCKS CORP.	154,545	2,331,200
17,306	TAPESTRY, INC.	564,920	659,012
12,452	TARGET CORP.	1,518,658	1,855,846
43,049	TESLA, INC.(b)	8,294,101	5,302,776
20,088	TJX (THE) COS., INC.	85,607	1,599,005
3,067	TOLL BROTHERS, INC.	133,898	153,105
600	TRACTOR SUPPLY CO.	111,014	134,982
23,166	TRAVEL + LEISURE CO.	477,832	843,242
700	ULTA BEAUTY, INC.(b)	244,098	328,349
8,993	VF CORP.	143,914	248,297
2,000	WENDY'S (THE) CO.	28,853	45,260
4,341	WHIRLPOOL CORP.	542,526	614,078
14,497	WILLIAMS-SONOMA, INC.	2,010,698	1,665,995
600	WYNDHAM HOTELS & RESORTS, INC.	19,889	42,786
1,554	WYNN RESORTS LTD.(b)	31,066	128,158
		57,119,334	71,911,574	10.01%
Consumer Staples:
74,531	ALTRIA GROUP, INC.	3,538,038	3,406,812
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	956,355
287	BELLRING BRANDS, INC.(b)	2,119	7,359
22,180	CHURCH & DWIGHT CO., INC.	1,423,092	1,787,930
73,170	COCA-COLA (THE) CO.	1,830,862	4,654,344
9,380	COLGATE-PALMOLIVE CO.	630,848	739,050
2,300	CONAGRA BRANDS, INC.	40,014	89,010
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	422,480
4,349	COSTCO WHOLESALE CORP.	662,735	1,985,318
3,235	ESTEE LAUDER (THE) COS., INC., CLASS A	654,555	802,636
27,376	GENERAL MILLS, INC.	1,471,041	2,295,478
1,642	HERSHEY (THE) CO.	60,568	380,238
4,800	HORMEL FOODS CORP.	43,206	218,640
500	INGREDION, INC.	20,438	48,965
1,300	J M SMUCKER (THE) CO.	60,305	205,998
4,016	KEURIG DR. PEPPER, INC.	54,242	143,211
3,750	KIMBERLY-CLARK CORP.	334,238	509,062
3,905	KRAFT HEINZ (THE) CO.	34,111	158,973
69,810	KROGER (THE) CO.	1,954,881	3,112,130
1,833	LAMB WESTON HOLDINGS, INC.	73,271	163,797
2,900	MCCORMICK & CO., INC. (NON VOTING)	141,535	240,381
3,289	MOLSON COORS BEVERAGE CO., CLASS B	133,148	169,449
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,197,634
5,090	MONSTER BEVERAGE CORP.(b)	220,817	516,788
48,272	PEPSICO, INC.	5,799,595	8,720,819
19,402	PHILIP MORRIS INTERNATIONAL, INC.	1,528,804	1,963,676
400	POST HOLDINGS, INC.(b)	21,172	36,104
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
35,745	PROCTER & GAMBLE (THE) CO.	$ 2,015,529	5,417,512
7,100	SYSCO CORP.	110,707	542,795
67,557	TYSON FOODS, INC., CLASS A	4,902,802	4,205,423
1,400	US FOODS HOLDING CORP.(b)	23,726	47,628
72,922	WALGREENS BOOTS ALLIANCE, INC.	2,264,006	2,724,366
31,809	WALMART, INC.	3,350,711	4,510,198
		34,644,142	52,380,559	7.29%
Energy:
81,700	APA CORP.	2,790,005	3,813,756
30,413	BAKER HUGHES CO.	901,983	898,096
300	CHENIERE ENERGY, INC.	26,442	44,988
41,420	CHEVRON CORP.	2,699,709	7,434,476
35,863	CONOCOPHILLIPS	1,324,659	4,231,834
39,488	COTERRA ENERGY, INC.	733,249	970,220
28,135	DEVON ENERGY CORP.	1,174,862	1,730,584
100	DIAMONDBACK ENERGY, INC.	16,350	13,678
1,094	ENBRIDGE, INC.(c)	16,716	42,775
15,526	EOG RESOURCES, INC.	955,748	2,010,927
4,000	EQT CORP.	176,745	135,320
92,900	EXXON MOBIL CORP.	6,676,932	10,246,870
11,800	HALLIBURTON CO.	466,636	464,330
2,600	HESS CORP.	90,342	368,732
200	HF SINCLAIR CORP.	6,026	10,378
26,112	KINDER MORGAN, INC.	315,168	472,105
47,062	MARATHON OIL CORP.	980,098	1,273,968
19,712	MARATHON PETROLEUM CORP.	1,761,256	2,294,280
17,213	OCCIDENTAL PETROLEUM CORP.	678,152	1,084,247
5,800	ONEOK, INC.	148,297	381,060
23,023	OVINTIV, INC.	1,180,258	1,167,496
7,708	PDC ENERGY, INC.	412,007	489,304
6,645	PHILLIPS 66	462,345	691,612
3,756	PIONEER NATURAL RESOURCES CO.	572,091	857,833
18,533	SCHLUMBERGER LTD.	596,707	990,774
2,900	TARGA RESOURCES CORP.	189,675	213,150
21,715	VALERO ENERGY CORP.	1,752,496	2,754,765
16,000	WILLIAMS (THE) COS., INC.	276,442	526,400
		27,381,396	45,613,958	6.35%
Financials:
7,579	AFLAC, INC.	428,997	545,233
8,300	ALLSTATE (THE) CORP.	197,623	1,125,480
7,933	AMERICAN EXPRESS CO.	715,083	1,172,101
408	AMERICAN FINANCIAL GROUP, INC.	25,156	56,010
72,704	AMERICAN INTERNATIONAL GROUP, INC.	4,024,066	4,597,801
7,065	AMERIPRISE FINANCIAL, INC.	622,526	2,199,829
3,400	ANNALY CAPITAL MANAGEMENT, INC.	70,803	71,672
2,548	AON PLC, CLASS A	406,718	764,757
3,211	ARCH CAPITAL GROUP LTD.(b)(c)	104,134	201,587
2,400	ARTHUR J. GALLAGHER & CO.	99,202	452,496
4,900	ASSURANT, INC.	218,575	612,794
700	AXIS CAPITAL HOLDINGS LTD.(c)	20,574	37,919
120,261	BANK OF AMERICA CORP.	1,335,735	3,983,044
45,950	BANK OF NEW YORK MELLON (THE) CORP.	2,123,580	2,091,644
30,451	BERKSHIRE HATHAWAY, INC., CLASS B(b)	4,819,937	9,406,314
2,000	BLACKROCK, INC.	1,291,017	1,417,260
1,700	BROWN & BROWN, INC.	88,516	96,849
12,730	CAPITAL ONE FINANCIAL CORP.	926,619	1,183,381
17,908	CHARLES SCHWAB (THE) CORP.	189,651	1,491,020
5,185	CHUBB LTD.(c)	608,428	1,143,811
200	CINCINNATI FINANCIAL CORP.	20,055	20,478
114,132	CITIGROUP, INC.	6,182,672	5,162,190
6,600	CITIZENS FINANCIAL GROUP, INC.	265,556	259,842
4,794	CME GROUP, INC.	685,657	806,159
1,700	COMERICA, INC.	120,365	113,645
500	CREDIT ACCEPTANCE CORP.(b)	86,421	237,200
6,115	DISCOVER FINANCIAL SERVICES	638,105	598,230
52,133	EQUITABLE HOLDINGS, INC.	1,589,113	1,496,217
400	EVEREST RE GROUP LTD.(c)	101,540	132,508
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	$ 86,576	278,642
10,565	FIFTH THIRD BANCORP	109,297	346,638
933	FIRST AMERICAN FINANCIAL CORP.	42,460	48,833
2,400	FIRST REPUBLIC BANK	268,649	292,536
100	GLOBE LIFE, INC.	11,345	12,055
7,610	GOLDMAN SACHS GROUP (THE), INC.	814,108	2,613,122
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	405,390
1,800	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	71,328	136,494
43,846	HUNTINGTON BANCSHARES, INC.	221,603	618,229
7,305	INTERCONTINENTAL EXCHANGE, INC.	652,242	749,420
1,703	JANUS HENDERSON GROUP PLC(c)	23,890	40,055
50,092	JPMORGAN CHASE & CO.	2,064,862	6,717,337
61,371	KEYCORP	1,178,677	1,069,083
4,364	LINCOLN NATIONAL CORP.	209,320	134,062
3,476	LOEWS CORP.	201,141	202,755
4,193	LPL FINANCIAL HOLDINGS, INC.	1,038,607	906,401
1,800	M&T BANK CORP.	285,250	261,108
100	MARKETAXESS HOLDINGS, INC.	23,831	27,889
9,184	MARSH & MCLENNAN COS., INC.	791,828	1,519,768
1,300	MERCURY GENERAL CORP.	38,019	44,460
12,031	METLIFE, INC.	663,194	870,683
1,000	MOODY'S CORP.	254,700	278,620
34,252	MORGAN STANLEY	792,479	2,912,105
1,000	MSCI, INC.	462,200	465,170
7,432	NASDAQ, INC.	196,677	455,953
2,700	NORTHERN TRUST CORP.	230,167	238,923
527	PACWEST BANCORP	9,497	12,095
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,123,585
13,365	POPULAR, INC.	470,234	886,367
8,309	PRINCIPAL FINANCIAL GROUP, INC.	588,751	697,291
13,893	PROGRESSIVE (THE) CORP.	1,313,327	1,802,061
8,503	PRUDENTIAL FINANCIAL, INC.	489,667	845,708
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	112,192
11,339	REGIONS FINANCIAL CORP.	71,109	244,469
4,935	S&P GLOBAL, INC.	1,567,514	1,652,929
700	SEI INVESTMENTS CO.	11,200	40,810
800	SIGNATURE BANK	118,712	92,176
8,252	SLM CORP.	56,805	136,983
1,200	STATE STREET CORP.	76,367	93,084
64,134	SYNCHRONY FINANCIAL	1,543,410	2,107,443
3,549	T. ROWE PRICE GROUP, INC.	106,978	387,054
3,620	TRAVELERS (THE) COS., INC.	282,948	678,714
17,394	TRUIST FINANCIAL CORP.	435,720	748,464
18,864	UNUM GROUP	738,155	773,990
17,685	US BANCORP	322,716	771,243
11,782	W R BERKLEY CORP.	230,551	855,020
63,264	WELLS FARGO & CO.	1,380,744	2,612,171
2,187	WESTERN ALLIANCE BANCORP	50,918	130,258
1,400	WILLIS TOWERS WATSON PLC(c)	296,717	342,412
2,600	ZIONS BANCORP N.A.	49,361	127,816
		49,529,308	80,397,537	11.20%
Health Care:
23,034	ABBOTT LABORATORIES	1,295,914	2,528,903
40,367	ABBVIE, INC.	3,771,950	6,523,711
5,457	AGILENT TECHNOLOGIES, INC.	615,446	816,640
1,136	ALIGN TECHNOLOGY, INC.(b)	289,357	239,582
5,700	AMERISOURCEBERGEN CORP.	95,209	944,547
19,960	AMGEN, INC.	3,971,760	5,242,294
193	AVANOS MEDICAL, INC.(b)	3,014	5,223
1,900	AVANTOR, INC.(b)	21,140	40,071
4,300	BAXTER INTERNATIONAL, INC.	247,835	219,171
1,709	BECTON DICKINSON AND CO.	76,277	434,599
1,700	BIOGEN, INC.(b)	476,744	470,764
100	BIO-RAD LABORATORIES, INC., CLASS A(b)	37,890	42,049
800	BIO-TECHNE CORP.	61,669	66,304
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,517,656
73,936	BRISTOL-MYERS SQUIBB CO.	4,212,046	5,319,695
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
16,829	CARDINAL HEALTH, INC.	$ 1,160,219	1,293,645
1,700	CATALENT, INC.(b)	80,806	76,517
10,343	CENTENE CORP.(b)	607,189	848,229
200	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	44,723	43,580
4,996	CIGNA CORP.	978,289	1,655,375
30,166	CVS HEALTH CORP.	1,988,657	2,811,169
8,460	DANAHER CORP.	478,381	2,245,453
5,332	DENTSPLY SIRONA, INC.	141,306	169,771
6,000	DEXCOM, INC.(b)	87,312	679,440
7,000	EDWARDS LIFESCIENCES CORP.(b)	607,360	522,270
7,488	ELEVANCE HEALTH, INC.	3,217,030	3,841,119
10,644	ELI LILLY & CO.	711,569	3,894,001
32,267	GILEAD SCIENCES, INC.	1,407,770	2,770,122
100	HCA HEALTHCARE, INC.	21,749	23,996
3,800	HENRY SCHEIN, INC.(b)	67,547	303,506
15,188	HOLOGIC, INC.(b)	681,592	1,136,214
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	788,065
1,859	HUMANA, INC.	681,902	952,161
1,000	IDEXX LABORATORIES, INC.(b)	257,727	407,960
2,300	ILLUMINA, INC.(b)	98,233	465,060
900	INCYTE CORP.(b)	68,319	72,288
4,700	INTUITIVE SURGICAL, INC.(b)	872,294	1,247,145
1,000	IONIS PHARMACEUTICALS, INC.(b)	28,025	37,770
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,154,350
44,486	JOHNSON & JOHNSON	5,151,127	7,858,452
842	LABORATORY CORP. OF AMERICA HOLDINGS	53,269	198,274
300	MASIMO CORP.(b)	35,481	44,385
13,660	MCKESSON CORP.	2,773,559	5,124,139
17,300	MEDTRONIC PLC(c)	1,429,781	1,344,556
39,478	MERCK & CO., INC.	1,057,231	4,380,084
9,699	MODERNA, INC.(b)	1,318,031	1,742,134
1,172	MOLINA HEALTHCARE, INC.(b)	198,227	387,018
300	NEUROCRINE BIOSCIENCES, INC.(b)	23,979	35,832
3,547	ORGANON & CO.	39,446	99,068
300	PENUMBRA, INC.(b)	36,663	66,738
1,600	PERKINELMER, INC.	206,749	224,352
170,490	PFIZER, INC.	6,713,946	8,735,908
6,324	QUEST DIAGNOSTICS, INC.	903,745	989,327
1,324	REGENERON PHARMACEUTICALS, INC.(b)	694,217	955,253
118	REPLIGEN CORP.(b)	18,818	19,979
4,000	RESMED, INC.	81,990	832,520
1,000	ROYALTY PHARMA PLC, CLASS A	37,137	39,520
1,200	STERIS PLC	207,491	221,628
1,200	STRYKER CORP.	271,612	293,388
1,800	TELEFLEX, INC.	170,428	449,334
5,122	THERMO FISHER SCIENTIFIC, INC.	2,002,198	2,820,634
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,701,355
19,695	UNITEDHEALTH GROUP, INC.	5,858,309	10,441,895
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	399,846
1,880	VAREX IMAGING CORP.(b)	19,829	38,164
499	VEEVA SYSTEMS, INC., CLASS A(b)	19,015	80,529
3,000	VERTEX PHARMACEUTICALS, INC.(b)	439,107	866,340
179,950	VIATRIS, INC.	1,758,649	2,002,843
4,498	WATERS CORP.(b)	417,656	1,540,925
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	430,185
6,047	ZOETIS, INC.	858,592	886,188
		64,181,448	107,101,208	14.91%
Industrials:
19,380	3M CO.	1,910,427	2,324,050
1,400	A O SMITH CORP.	72,742	80,136
3,338	ACUITY BRANDS, INC.	362,545	552,806
5,973	AGCO CORP.	421,122	828,395
4,300	ALASKA AIR GROUP, INC.(b)	190,651	184,642
1,533	ALLEGION PLC(c)	40,913	161,364
5,175	AMETEK, INC.	73,220	723,051
3,302	AVIS BUDGET GROUP, INC.(b)	504,237	541,297
5,087	BOEING (THE) CO.(b)	553,526	969,023
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
19,039	BOOZ ALLEN HAMILTON HOLDING CORP.	$ 1,537,140	1,989,956
12,603	BUILDERS FIRSTSOURCE, INC.(b)	757,761	817,683
800	BWX TECHNOLOGIES, INC.	36,143	46,464
1,200	C.H. ROBINSON WORLDWIDE, INC.	108,946	109,872
796	CARLISLE COS., INC.	69,242	187,577
10,840	CARRIER GLOBAL CORP.	64,437	447,150
10,504	CATERPILLAR, INC.	272,491	2,516,338
2,600	CHARGEPOINT HOLDINGS, INC.(b)	35,063	24,778
5,347	CINTAS CORP.	1,092,834	2,414,812
4,000	COPART, INC.(b)	143,195	243,560
5,200	COSTAR GROUP, INC.(b)	417,851	401,856
36,272	CSX CORP.	810,618	1,123,707
1,600	CUMMINS, INC.	317,297	387,664
3,193	DEERE & CO.	101,416	1,369,031
8,440	DELTA AIR LINES, INC.(b)	243,886	277,338
1,625	DOVER CORP.	45,656	220,041
11,904	EATON CORP. PLC	223,705	1,868,333
900	EQUIFAX, INC.	149,184	174,924
2,873	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	230,506	298,562
200	FASTENAL CO.	9,916	9,464
2,756	FEDEX CORP.	179,296	477,339
9,776	FORTIVE CORP.	401,179	628,108
1,500	FORTUNE BRANDS INNOVATIONS, INC.	75,143	85,665
100	GENERAC HOLDINGS, INC.(b)	11,955	10,066
4,928	GENERAL DYNAMICS CORP.	984,665	1,222,686
11,346	GENERAL ELECTRIC CO.	773,898	950,681
275	HEICO CORP.	19,276	42,251
356	HEICO CORP., CLASS A	18,996	42,667
9,288	HONEYWELL INTERNATIONAL, INC.	284,831	1,990,418
25,039	HOWMET AEROSPACE, INC.	299,194	986,787
8,994	HUBBELL, INC.	2,111,391	2,110,712
25	HUNTINGTON INGALLS INDUSTRIES, INC.	5,066	5,767
1,300	IAA, INC.(b)	39,765	52,000
2,271	IDEX CORP.	140,770	518,537
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,062,727
4,482	INGERSOLL RAND, INC.	120,963	234,185
1,468	JACOBS SOLUTIONS, INC.	29,713	176,263
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	366,156
8,959	JOHNSON CONTROLS INTERNATIONAL PLC	529,165	573,376
803	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	34,320	42,085
4,542	L3HARRIS TECHNOLOGIES, INC.	439,392	945,690
5,752	LOCKHEED MARTIN CORP.	2,421,259	2,798,291
11,762	MANPOWERGROUP, INC.	914,601	978,716
31,690	MASCO CORP.	1,814,315	1,478,972
1,500	MASTERBRAND, INC.(b)	12,784	11,325
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	248,286
700	NORDSON CORP.	155,771	166,404
2,677	NORFOLK SOUTHERN CORP.	457,213	659,666
8,791	NORTHROP GRUMMAN CORP.	2,142,812	4,796,458
6,148	OLD DOMINION FREIGHT LINE, INC.	1,387,501	1,744,679
5,320	OTIS WORLDWIDE CORP.	90,693	416,609
2,645	OWENS CORNING	216,586	225,619
2,589	PACCAR, INC.	213,995	256,233
4,628	PARKER-HANNIFIN CORP.	350,966	1,346,748
2,719	PENTAIR PLC(c)	57,667	122,301
200	QUANTA SERVICES, INC.	29,452	28,500
22,028	RAYTHEON TECHNOLOGIES CORP.	1,080,344	2,223,066
11,893	REPUBLIC SERVICES, INC.	707,276	1,534,078
15,754	ROBERT HALF INTERNATIONAL, INC.	1,570,741	1,163,118
9,420	ROLLINS, INC.	221,629	344,207
14,035	RXO, INC.(b)	277,827	241,402
22,199	SCHNEIDER NATIONAL, INC., CLASS B	484,786	519,457
8,600	SOUTHWEST AIRLINES CO.(b)	103,316	289,562
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	44,400
2,557	STANLEY BLACK & DECKER, INC.	72,048	192,082
400	STERICYCLE, INC.(b)	8,456	19,956
5,028	TEXTRON, INC.	318,512	355,982
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
11,246	TIMKEN (THE) CO.	$ 499,847	794,755
1,596	TORO (THE) CO.	76,510	180,667
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,765,785
600	TRANSDIGM GROUP, INC.	296,945	377,790
13,476	UNION PACIFIC CORP.	2,343,182	2,790,475
2,300	UNITED AIRLINES HOLDINGS, INC.(b)	97,667	86,710
9,857	UNITED PARCEL SERVICE, INC., CLASS B	1,198,141	1,713,541
3,660	UNITED RENTALS, INC.(b)	357,777	1,300,837
494	VERISK ANALYTICS, INC.	83,738	87,151
1	VERITIV CORP.	8	122
700	W.W. GRAINGER, INC.	30,601	389,375
15,802	WASTE MANAGEMENT, INC.	732,916	2,479,018
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	119,772
2,300	XYLEM, INC.	89,663	254,311
		39,137,211	68,364,466	9.52%
Information Technology:
9,872	ACCENTURE PLC, CLASS A(c)	1,628,812	2,634,244
7,860	ADOBE, INC.(b)	1,122,300	2,645,126
32,364	ADVANCED MICRO DEVICES, INC.(b)	1,076,398	2,096,216
4,257	AKAMAI TECHNOLOGIES, INC.(b)	119,970	358,865
8,102	AMDOCS LTD.	618,199	736,472
6,700	AMPHENOL CORP., CLASS A	490,411	510,138
4,449	ANALOG DEVICES, INC.	96,633	729,769
400	ANSYS, INC.(b)	88,560	96,636
270,158	APPLE, INC.	14,179,028	35,101,629
8,042	APPLIED MATERIALS, INC.	335,693	783,130
4,414	APPLOVIN CORP., CLASS A(b)	89,386	46,479
3,300	ARISTA NETWORKS, INC.(b)	346,079	400,455
7,925	ARROW ELECTRONICS, INC.(b)	483,101	828,717
100	ATLASSIAN CORP., CLASS A(b)(c)	18,028	12,868
2,886	AUTODESK, INC.(b)	354,745	539,307
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,616,127
645	BLACK KNIGHT, INC.(b)	25,292	39,829
700	BLOCK, INC.(b)	25,912	43,988
7,215	BROADCOM, INC.	2,486,974	4,034,123
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	296,830
9,400	CADENCE DESIGN SYSTEMS, INC.(b)	407,205	1,510,016
7,000	CDW CORP.	292,424	1,250,060
2,100	CERIDIAN HCM HOLDING, INC.(b)	121,209	134,715
92,753	CISCO SYSTEMS, INC.	2,707,328	4,418,753
800	CLOUDFLARE, INC., CLASS A(b)	28,768	36,168
38,745	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	2,830,511	2,215,827
596	CONCENTRIX CORP.	18,010	79,363
15,800	CORNING, INC.	91,656	504,652
300	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	29,640	31,587
102,957	DELL TECHNOLOGIES, INC., CLASS C	4,617,077	4,140,931
10,000	DOCUSIGN, INC.(b)	519,819	554,200
31,785	DXC TECHNOLOGY CO.(b)	791,869	842,303
1,700	ENPHASE ENERGY, INC.(b)	274,645	450,432
1,154	EPAM SYSTEMS, INC.(b)	219,417	378,212
1,400	F5, INC.(b)	44,303	200,914
11,069	FAIR ISAAC CORP.(b)	5,294,201	6,625,682
10,800	FIDELITY NATIONAL INFORMATION SERVICES, INC.	365,507	732,780
9,784	FISERV, INC.(b)	172,685	988,869
400	FLEETCOR TECHNOLOGIES, INC.(b)	73,953	73,472
27,615	FORTINET, INC.(b)	393,491	1,350,097
3,526	GARTNER, INC.(b)	816,353	1,185,230
22,781	GEN DIGITAL, INC.	207,695	488,197
800	GENPACT LTD.	32,798	37,056
2,743	GLOBAL PAYMENTS, INC.	206,493	272,435
573	GODADDY, INC., CLASS A(b)	36,199	42,872
188,398	HEWLETT PACKARD ENTERPRISE CO.	2,339,389	3,006,832
204,411	HP, INC.	5,620,834	5,492,524
90,435	INTEL CORP.	2,591,355	2,390,197
14,344	INTERNATIONAL BUSINESS MACHINES CORP.	1,575,670	2,020,926
4,700	INTUIT, INC.	548,617	1,829,334
13,175	JABIL, INC.	259,881	898,535
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
15,621	JACK HENRY & ASSOCIATES, INC.	$ 2,968,195	2,742,423
15,011	JUNIPER NETWORKS, INC.	506,930	479,752
3,415	KEYSIGHT TECHNOLOGIES, INC.(b)	517,186	584,204
5,476	KLA CORP.	1,781,428	2,064,616
5,109	LAM RESEARCH CORP.	355,823	2,147,313
17,433	MASTERCARD, INC., CLASS A	4,589,692	6,061,977
8,368	MICROCHIP TECHNOLOGY, INC.	38,920	587,852
67,906	MICRON TECHNOLOGY, INC.	2,797,055	3,393,942
137,029	MICROSOFT CORP.	11,200,191	32,862,295
500	MKS INSTRUMENTS, INC.	32,310	42,365
500	MONOLITHIC POWER SYSTEMS, INC.	180,141	176,805
1,900	MOTOROLA SOLUTIONS, INC.	402,783	489,649
18,440	NCR CORP.(b)	395,628	431,680
2,400	NETAPP, INC.	161,921	144,144
45,132	NVIDIA CORP.	3,130,975	6,595,591
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	604,465
12,295	ON SEMICONDUCTOR CORP.(b)	487,123	766,839
32,961	ORACLE CORP.	1,901,527	2,694,232
12,468	PAYCHEX, INC.	1,424,078	1,440,802
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	481,911
14,961	PAYPAL HOLDINGS, INC.(b)	1,097,117	1,065,522
2,400	PTC, INC.(b)	82,674	288,096
1,400	PURE STORAGE, INC., CLASS A(b)	26,749	37,464
17,003	QUALCOMM, INC.	1,944,840	1,869,310
700	ROPER TECHNOLOGIES, INC.	94,318	302,463
12,990	SALESFORCE, INC.(b)	860,755	1,722,344
25,071	SEAGATE TECHNOLOGY HOLDINGS PLC	760,816	1,318,985
2,047	SERVICENOW, INC.(b)	266,183	794,789
2,100	SKYWORKS SOLUTIONS, INC.	185,341	191,373
591	SNOWFLAKE, INC., CLASS A(b)	95,234	84,832
700	SOLAREDGE TECHNOLOGIES, INC.(b)(c)	147,917	198,289
4,496	STONECO LTD., CLASS A(b)(c)	37,028	42,442
5,300	SYNOPSYS, INC.(b)	438,338	1,692,237
35	TD SYNNEX CORP.	1,062	3,315
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	239,946
12,814	TERADATA CORP.(b)	428,423	431,319
4,600	TERADYNE, INC.	82,730	401,810
27,783	TEXAS INSTRUMENTS, INC.	936,448	4,590,307
7,049	TRIMBLE, INC.(b)	94,849	356,397
100	UBIQUITI, INC.	17,029	27,353
1,176	VERISIGN, INC.(b)	204,398	241,597
25,561	VISA, INC., CLASS A	4,820,170	5,310,553
941	VMWARE, INC., CLASS A(b)	47,443	115,517
21,612	WESTERN DIGITAL CORP.(b)	829,083	681,859
208	WORKDAY, INC., CLASS A(b)	28,550	34,805
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	102,564
		104,779,265	184,672,464	25.72%
Materials:
3,094	AIR PRODUCTS AND CHEMICALS, INC.	525,323	953,756
1,500	ALBEMARLE CORP.	65,890	325,290
19,670	AMCOR PLC(c)	126,433	234,270
4,165	AVERY DENNISON CORP.	371,149	753,865
4,200	BALL CORP.	214,268	214,788
11,758	CELANESE CORP.	864,123	1,202,138
44,620	CF INDUSTRIES HOLDINGS, INC.	4,184,573	3,801,624
12,284	CHEMOURS (THE) CO.	389,198	376,136
8,562	CORTEVA, INC.	200,802	503,274
26,739	DOW, INC.	1,334,362	1,347,378
7,362	DUPONT DE NEMOURS, INC.	218,512	505,254
712	EASTMAN CHEMICAL CO.	50,443	57,985
3,991	ECOLAB, INC.	236,070	580,930
100	FMC CORP.	12,448	12,480
18,800	FREEPORT-MCMORAN, INC.	279,545	714,400
27,960	HUNTSMAN CORP.	732,544	768,341
221	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	4,754	23,170
30,887	INTERNATIONAL PAPER CO.	1,158,255	1,069,617
6,465	LINDE PLC(c)	1,521,181	2,108,754
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
13,107	LOUISIANA-PACIFIC CORP.	$ 750,822	775,934
33,222	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,526,245	2,758,423
700	MARTIN MARIETTA MATERIALS, INC.	27,965	236,579
100	MOSAIC (THE) CO.	4,993	4,387
7,800	NEWMONT CORP.	153,062	368,160
7,303	NUCOR CORP.	982,627	962,608
18,585	OLIN CORP.	965,437	983,890
1,000	PACKAGING CORP. OF AMERICA	114,697	127,910
5,172	PPG INDUSTRIES, INC.	123,888	650,327
129	RELIANCE STEEL & ALUMINUM CO.	7,700	26,115
400	ROYAL GOLD, INC.	14,876	45,088
1,600	SEALED AIR CORP.	33,908	79,808
2,300	SHERWIN-WILLIAMS (THE) CO.	509,168	545,859
81	SOUTHERN COPPER CORP.(c)	963	4,892
2,100	VULCAN MATERIALS CO.	63,441	367,731
1,440	WESTROCK CO.	57,295	50,630
		18,826,960	23,541,791	3.28%
Real Estate:
2,229	ALEXANDRIA REAL ESTATE EQUITIES, INC.	124,669	324,698
1,252	AMERICAN HOMES 4 RENT, CLASS A	37,569	37,735
6,180	AMERICAN TOWER CORP.	860,310	1,309,295
1,008	APARTMENT INCOME REIT CORP.	37,201	34,585
834	AVALONBAY COMMUNITIES, INC.	47,526	134,708
3,488	BOSTON PROPERTIES, INC.	176,649	235,719
900	CAMDEN PROPERTY TRUST	24,015	100,692
4,300	CBRE GROUP, INC., CLASS A(b)	306,057	330,928
5,700	CROWN CASTLE, INC.	291,839	773,148
3,857	DIGITAL REALTY TRUST, INC.	352,491	386,741
2,100	DOUGLAS EMMETT, INC.	26,406	32,928
952	EQUINIX, INC.	131,626	623,589
5,416	EQUITY RESIDENTIAL	174,162	319,544
675	ESSEX PROPERTY TRUST, INC.	73,174	143,046
1,800	EXTRA SPACE STORAGE, INC.	280,613	264,924
900	FEDERAL REALTY INVESTMENT TRUST	47,642	90,936
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,017	27,123
870	GAMING AND LEISURE PROPERTIES, INC.	24,276	45,318
7,300	HEALTHPEAK PROPERTIES, INC.	71,774	183,011
140,624	HOST HOTELS & RESORTS, INC.	2,293,190	2,257,015
678	HOWARD HUGHES (THE) CORP.(b)	20,502	51,813
7,700	INVITATION HOMES, INC.	228,810	228,228
2,300	IRON MOUNTAIN, INC.	103,977	114,655
400	JBG SMITH PROPERTIES	6,941	7,592
6,972	KIMCO REALTY CORP.	66,465	147,667
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	282,582
2,500	OUTFRONT MEDIA, INC.	32,266	41,450
12,118	PROLOGIS, INC.	352,040	1,366,062
1,735	PUBLIC STORAGE	227,274	486,130
6,002	REALTY INCOME CORP.	209,453	380,707
15,058	REGENCY CENTERS CORP.	828,336	941,125
680	REXFORD INDUSTRIAL REALTY, INC.	33,593	37,155
2,100	SBA COMMUNICATIONS CORP.	214,169	588,651
9,455	SIMON PROPERTY GROUP, INC.	934,593	1,110,773
133	SUN COMMUNITIES, INC.	12,239	19,019
4,100	UDR, INC.	63,318	158,793
100	VENTAS, INC.	4,062	4,505
12,565	VICI PROPERTIES, INC.	323,201	407,106
4,200	WELLTOWER, INC.	253,706	275,310
121,156	WEYERHAEUSER CO.	4,256,917	3,755,836
		13,693,766	18,060,842	2.52%
Utilities:
3,100	AES (THE) CORP.	35,303	89,156
2,000	ALLIANT ENERGY CORP.	24,835	110,420
2,900	AMEREN CORP.	143,805	257,868
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	560,205
8,500	AMERICAN WATER WORKS CO., INC.	1,183,417	1,295,570
900	AVANGRID, INC.	34,235	38,682
5,800	CENTERPOINT ENERGY, INC.	66,308	173,942
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
10,200	CMS ENERGY CORP.	$ 135,756	645,966
4,975	CONSOLIDATED EDISON, INC.	318,863	474,167
3,500	CONSTELLATION ENERGY CORP.	137,851	301,735
12,173	DOMINION ENERGY, INC.	457,691	746,448
2,300	DTE ENERGY CO.	71,502	270,319
9,251	DUKE ENERGY CORP.	427,582	952,760
4,325	EDISON INTERNATIONAL	135,088	275,157
464	ENTERGY CORP.	10,276	52,200
735	ESSENTIAL UTILITIES, INC.	9,833	35,082
2,974	EVERGY, INC.	67,407	187,154
4,961	EVERSOURCE ENERGY	125,492	415,930
10,500	EXELON CORP.	342,581	453,915
5,500	FIRSTENERGY CORP.	150,952	230,670
502	NATIONAL FUEL GAS CO.	11,596	31,777
26,354	NEXTERA ENERGY, INC.	977,150	2,203,194
6,900	NISOURCE, INC.	43,973	189,198
48,171	NRG ENERGY, INC.	1,672,929	1,532,801
10,300	PG&E CORP.(b)	139,468	167,478
13,100	PINNACLE WEST CAPITAL CORP.	782,497	996,124
700	PPL CORP.	10,384	20,454
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	73,524
3,700	SEMPRA ENERGY	239,277	571,798
11,800	SOUTHERN (THE) CO.	382,948	842,638
1,050	UGI CORP.	12,323	38,924
1,656	VISTRA CORP.	28,906	38,419
3,500	WEC ENERGY GROUP, INC.	263,727	328,160
7,100	XCEL ENERGY, INC.	458,496	497,781
		9,326,553	15,099,616	2.10%
	Sub-total Common Stocks:	447,439,012	713,237,024	99.32%
Rights:
Financials:
300	ABIOMED, INC.(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
4,611,528	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.61%(e)	4,611,528	4,611,528
	Sub-total Short-Term Investments:	4,611,528	4,611,528	0.64%
	Grand total	$ 452,050,540	717,848,552	99.96%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of December 31, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.70% of net assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,396,931 with net purchases of $2,214,597 during the fiscal year ended December 31, 2022.
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2022
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
1,600	AMC NETWORKS, INC., CLASS A(b)	$ 34,234	25,072
3,500	CARS.COM, INC.(b)	42,390	48,195
2,796	CINEMARK HOLDINGS, INC.(b)	35,021	24,213
2,400	COGENT COMMUNICATIONS HOLDINGS, INC.	128,057	136,992
5,641	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	28,145	20,195
1,200	EW SCRIPPS (THE) CO., CLASS A(b)	14,692	15,828
3,100	GANNETT CO., INC.(b)	4,888	6,293
3,600	GOGO, INC.(b)	44,268	53,136
1,300	MARCUS (THE) CORP.	18,637	18,707
163,541	NEW YORK TIMES (THE) CO., CLASS A	6,920,946	5,308,541
48,124	OOMA, INC.(b)	872,047	655,449
1,800	QUINSTREET, INC.(b)	19,130	25,830
1,200	SCHOLASTIC CORP.	36,379	47,352
971	SHENANDOAH TELECOMMUNICATIONS CO.	18,957	15,420
15,002	SHUTTERSTOCK, INC.	1,087,866	790,905
5,153	TECHTARGET, INC.(b)	305,478	227,041
297,402	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	1,101,679	806,104
206,351	VIMEO, INC.(b)	5,427,101	707,784
80,853	WARNER MUSIC GROUP CORP., CLASS A	2,446,997	2,831,472
6,408	YELP, INC.(b)	195,031	175,195
		18,781,943	11,939,724	3.27%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	303,310
1,200	AARON'S (THE) CO., INC.	12,623	14,340
2,800	ABERCROMBIE & FITCH CO., CLASS A(b)	44,959	64,148
4,675	ACADEMY SPORTS & OUTDOORS, INC.	201,620	245,624
42,873	ADIENT PLC(b)	1,550,900	1,487,264
740	ADTALEM GLOBAL EDUCATION, INC.(b)	27,401	26,270
4,800	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	37,500	37,536
150,420	AMERICAN EAGLE OUTFITTERS, INC.	2,915,104	2,099,863
400	AMERICA'S CAR-MART, INC.(b)	24,862	28,904
1,200	ASBURY AUTOMOTIVE GROUP, INC.(b)	179,724	215,100
500	BJ'S RESTAURANTS, INC.(b)	12,466	13,190
4,763	BLOOMIN' BRANDS, INC.	93,604	95,832
1,295	BOOT BARN HOLDINGS, INC.(b)	77,565	80,963
1,900	BRINKER INTERNATIONAL, INC.(b)	49,107	60,629
1,700	BUCKLE (THE), INC.	56,073	77,095
1,102	CALERES, INC.	27,460	24,553
79,986	CARPARTS.COM, INC.(b)	451,302	500,712
2,100	CATO (THE) CORP., CLASS A	20,464	19,593
74	CAVCO INDUSTRIES, INC.(b)	16,111	16,742
99,794	CENTURY CASINOS, INC.(b)	1,418,206	701,552
1,929	CENTURY COMMUNITIES, INC.	86,775	96,469
2,600	CHEESECAKE FACTORY (THE), INC.	81,576	82,446
6,800	CHICO'S FAS, INC.(b)	36,480	33,456
800	CHILDREN'S PLACE (THE), INC.(b)	27,910	29,136
8,400	CHUY'S HOLDINGS, INC.(b)	176,041	237,720
11,473	CLARUS CORP.	284,477	89,948
141,329	DANA, INC.	1,770,255	2,138,308
1,800	DAVE & BUSTER'S ENTERTAINMENT, INC.(b)	56,907	63,792
15,487	DENNY'S CORP.(b)	249,246	142,635
1,761	DESIGNER BRANDS, INC., CLASS A	22,850	17,223
163	DINE BRANDS GLOBAL, INC.	9,595	10,530
93	DORMAN PRODUCTS, INC.(b)	6,926	7,521
56,888	DREAM FINDERS HOMES, INC., CLASS A(b)	1,147,638	492,650
28,084	EL POLLO LOCO HOLDINGS, INC.	299,065	279,717
300	ETHAN ALLEN INTERIORS, INC.	6,708	7,926
4,500	FRONTDOOR, INC.(b)	94,527	93,600
111,240	FULL HOUSE RESORTS, INC.(b)	942,825	836,525
161,948	GAP (THE), INC.	2,324,714	1,826,773
76,529	GENTEX CORP.	2,267,555	2,086,946
1,300	GENTHERM, INC.(b)	65,622	84,877
1,387	G-III APPAREL GROUP LTD.(b)	20,706	19,016
80,938	GILDAN ACTIVEWEAR, INC.(c)	1,895,241	2,217,701
1,200	GOLDEN ENTERTAINMENT, INC.(b)	43,600	44,880
1,500	GREEN BRICK PARTNERS, INC.(b)	32,901	36,345
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
900	GROUP 1 AUTOMOTIVE, INC.	$ 129,981	162,333
1,900	GUESS?, INC.	28,931	39,311
187,930	HANESBRANDS, INC.	2,328,423	1,195,235
800	HAVERTY FURNITURE COS., INC.	20,316	23,920
24,151	HELEN OF TROY LTD.(b)	3,830,228	2,678,587
1,469	HIBBETT, INC.	67,146	100,215
47,911	HOOKER FURNISHINGS CORP.	1,123,840	895,936
601	INSTALLED BUILDING PRODUCTS, INC.	45,818	51,446
900	JACK IN THE BOX, INC.	67,379	61,407
2,100	KONTOOR BRANDS, INC.	72,197	83,979
600	LA-Z-BOY, INC.	13,860	13,692
1,200	LGI HOMES, INC.(b)	100,995	111,120
2,238	LL FLOORING HOLDINGS, INC.(b)	16,281	12,578
12,731	LOVESAC (THE) CO.(b)	780,751	280,209
1,500	M/I HOMES, INC.(b)	57,345	69,270
27,290	MALIBU BOATS, INC., CLASS A(b)	1,593,334	1,454,557
1,075	MARINEMAX, INC.(b)	28,062	33,561
3,500	MDC HOLDINGS, INC.	99,518	110,600
1,348	MERITAGE HOMES CORP.(b)	96,515	124,286
4,200	MISTER CAR WASH, INC.(b)	38,120	38,766
300	MONARCH CASINO & RESORT, INC.(b)	18,189	23,067
1,100	MONRO, INC.	47,619	49,720
54,156	MOTORCAR PARTS OF AMERICA, INC.(b)	1,048,345	642,290
600	MOVADO GROUP, INC.	17,451	19,350
4,235	NATIONAL VISION HOLDINGS, INC.(b)	138,477	164,149
46,160	NEOGAMES S.A.(b)(c)	730,608	562,690
124,347	NOODLES & CO.(b)	997,027	682,665
2,300	ODP (THE) CORP.(b)	82,462	104,742
32,559	OVERSTOCK.COM, INC.(b)	1,121,286	630,342
800	OXFORD INDUSTRIES, INC.	67,825	74,544
32,804	PAPA JOHN'S INTERNATIONAL, INC.	2,840,480	2,700,097
11,958	PATRICK INDUSTRIES, INC.	907,425	724,655
103,939	PELOTON INTERACTIVE, INC., CLASS A(b)	2,381,393	825,276
3,600	PERDOCEO EDUCATION CORP.(b)	37,564	50,040
1,100	PETMED EXPRESS, INC.	21,780	19,470
21,629	PVH CORP.	1,050,702	1,526,791
2,100	RENT-A-CENTER, INC.	46,462	47,355
1,100	RUTH'S HOSPITALITY GROUP, INC.	18,887	17,028
3,900	SALLY BEAUTY HOLDINGS, INC.(b)	50,998	48,828
1,400	SHAKE SHACK, INC., CLASS A(b)	65,264	58,142
900	SHOE CARNIVAL, INC.	19,875	21,519
2,500	SIGNET JEWELERS LTD.	142,451	170,000
4,000	SIX FLAGS ENTERTAINMENT CORP.(b)	73,577	93,000
23,154	SKYLINE CHAMPION CORP.(b)	1,408,597	1,192,663
9,114	SLEEP NUMBER CORP.(b)	754,118	236,782
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	40,549
4,200	SONOS, INC.(b)	59,041	70,980
100	STANDARD MOTOR PRODUCTS, INC.	3,250	3,480
1,777	STEVEN MADDEN LTD.	50,250	56,793
68,505	STONERIDGE, INC.(b)	1,397,760	1,476,968
2,311	STRATEGIC EDUCATION, INC.	138,134	180,997
48,216	STRIDE, INC.(b)	1,706,528	1,508,196
800	STURM RUGER & CO., INC.	40,950	40,496
5,500	TRI POINTE HOMES, INC.(b)	86,442	102,245
1,000	UNIFI, INC.(b)	9,635	8,610
622	URBAN OUTFITTERS, INC.(b)	12,515	14,835
2,100	VISTA OUTDOOR, INC.(b)	51,523	51,177
57,718	WINNEBAGO INDUSTRIES, INC.	2,641,012	3,041,739
3,000	WW INTERNATIONAL, INC.(b)	12,009	11,580
28,636	WYNDHAM HOTELS & RESORTS, INC.	1,391,708	2,042,033
700	XPEL, INC.(b)	44,646	42,042
800	ZUMIEZ, INC.(b)	17,687	17,392
		52,448,298	44,025,685	12.06%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	62,982
1,420	CALAVO GROWERS, INC.	54,238	41,748
700	CAL-MAINE FOODS, INC.	39,116	38,115
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
400	CENTRAL GARDEN & PET CO., CLASS A(b)	$ 13,784	14,320
28,083	CHEFS' WAREHOUSE (THE), INC.(b)	873,554	934,602
2,504	EDGEWELL PERSONAL CARE CO.	97,808	96,504
1,900	ELF BEAUTY, INC.(b)	71,656	105,070
1,300	FRESH DEL MONTE PRODUCE, INC.	30,767	34,047
107,600	GROCERY OUTLET HOLDING CORP.(b)	3,276,935	3,140,844
4,900	HAIN CELESTIAL GROUP (THE), INC.(b)	83,231	79,282
2,126	HOSTESS BRANDS, INC.(b)	43,386	47,707
10,160	INGREDION, INC.	913,954	994,969
900	INTER PARFUMS, INC.	68,995	86,868
700	J & J SNACK FOODS CORP.	91,908	104,797
744	JOHN B. SANFILIPPO & SON, INC.	55,342	60,502
9,685	MEDIFAST, INC.	1,926,804	1,117,165
469	MGP INGREDIENTS, INC.	48,776	49,892
900	NATIONAL BEVERAGE CORP.(b)	35,318	41,877
1,300	PRICESMART, INC.	76,855	79,014
4,600	SIMPLY GOOD FOODS (THE) CO.(b)	154,312	174,938
1,900	SPARTANNASH CO.	57,281	57,456
20,022	SPECTRUM BRANDS HOLDINGS, INC.	1,220,084	1,219,740
700	TOOTSIE ROLL INDUSTRIES, INC.	23,698	29,799
1,888	TREEHOUSE FOODS, INC.(b)	79,302	93,230
3,124	UNITED NATURAL FOODS, INC.(b)	109,364	120,930
18,886	UNIVERSAL CORP.	1,063,784	997,370
24,134	USANA HEALTH SCIENCES, INC.(b)	2,345,640	1,283,929
5,100	VECTOR GROUP LTD.	45,813	60,486
383	WD-40 CO.	68,622	61,743
13,694	WINFARM SAS(b)(c)	562,437	219,881
		13,589,283	11,449,807	3.14%
Energy:
7,300	ARCHROCK, INC.	48,773	65,554
3,303	BRISTOW GROUP, INC.(b)	84,370	89,610
1,900	CALLON PETROLEUM CO.(b)	66,077	70,471
2,000	CIVITAS RESOURCES, INC.	114,995	115,860
885	CONSOL ENERGY, INC.	52,187	57,525
900	CORE LABORATORIES N.V.(c)	14,787	18,243
77,897	DMC GLOBAL, INC.(b)	2,982,142	1,514,318
1,700	DORIAN LPG LTD.	24,290	32,215
1,900	DRIL-QUIP, INC.(b)	39,103	51,623
154,314	EVOLUTION PETROLEUM CORP.	776,740	1,165,071
2,200	GREEN PLAINS, INC.(b)	64,124	67,100
3,327	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,453	24,553
4,000	HELMERICH & PAYNE, INC.	164,866	198,280
225	LAREDO PETROLEUM, INC.(b)	14,202	11,570
932	NABORS INDUSTRIES LTD.(b)	104,029	144,339
541,556	NEW STRATUS ENERGY, INC.(b)(c)	345,557	71,994
92,058	NOV, INC.	1,016,444	1,923,092
3,994	OCEANEERING INTERNATIONAL, INC.(b)	50,619	69,855
1,100	OIL STATES INTERNATIONAL, INC.(b)	5,060	8,206
2,902	PAR PACIFIC HOLDINGS, INC.(b)	45,626	67,472
5,792	PATTERSON-UTI ENERGY, INC.	102,546	97,537
680	PBF ENERGY, INC., CLASS A	23,437	27,730
782	PDC ENERGY, INC.	35,265	49,641
2,100	PROPETRO HOLDING CORP.(b)	19,636	21,777
1,000	RANGER OIL CORP., CLASS A	34,530	40,430
774	REX AMERICAN RESOURCES CORP.(b)	16,958	24,660
1,500	RPC, INC.	11,953	13,335
2,582	SM ENERGY CO.	89,715	89,931
2,600	TALOS ENERGY, INC.(b)	44,097	49,088
95,395	TECHNIPFMC PLC(b)(c)	637,854	1,162,865
4,000	US SILICA HOLDINGS, INC.(b)	45,880	50,000
3,300	WORLD FUEL SERVICES CORP.	81,426	90,189
259,955	YANGARRA RESOURCES LTD.(b)(c)	480,060	539,493
		7,657,801	8,023,627	2.20%
Financials:
55,615	AFC GAMMA, INC.	1,175,740	874,824
15,930	A-MARK PRECIOUS METALS, INC.	455,486	553,249
800	AMBAC FINANCIAL GROUP, INC.(b)	10,196	13,952
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
41,053	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	$ 1,192,739	1,872,838
2,417	AMERIS BANCORP	107,297	113,937
400	AMERISAFE, INC.	18,734	20,788
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,512	11,836
62,192	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	2,427,355	1,607,663
1,900	ARMOUR RESIDENTIAL REIT, INC.	8,894	10,697
119,510	ASSOCIATED BANC-CORP	2,084,499	2,759,486
3,300	ASSURED GUARANTY LTD.(c)	167,039	205,458
49,287	AXIS CAPITAL HOLDINGS LTD.(c)	2,539,237	2,669,877
30,055	AXOS FINANCIAL, INC.(b)	1,509,497	1,148,702
2,400	BANCORP (THE), INC.(b)	53,352	68,112
230	BANKUNITED, INC.	7,923	7,813
1,900	BANNER CORP.	118,237	120,080
3,236	BERKSHIRE HILLS BANCORP, INC.	75,451	96,756
2,600	BLUCORA, INC.(b)	51,820	66,378
800	BRIGHTSPHERE INVESTMENT GROUP, INC.	12,484	16,464
2,800	BROOKLINE BANCORP, INC.	33,479	39,620
35,430	CALIFORNIA BANCORP(b)	754,839	842,525
6,200	CAPITOL FEDERAL FINANCIAL, INC.	53,163	53,630
1,100	CENTRAL PACIFIC FINANCIAL CORP.	22,385	22,308
700	CITY HOLDING CO.	62,117	65,163
147,339	CNO FINANCIAL GROUP, INC.	2,726,779	3,366,696
4,300	COLUMBIA BANKING SYSTEM, INC.	130,215	129,559
14,138	COMMERCE BANCSHARES, INC.	581,409	962,391
856	COMMUNITY BANK SYSTEM, INC.	46,513	53,885
271	CUSTOMERS BANCORP, INC.(b)	8,299	7,680
4,900	CVB FINANCIAL CORP.	125,028	126,175
989	DIME COMMUNITY BANCSHARES, INC.	21,167	31,480
56,459	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,670,380	2,182,140
1,800	EAGLE BANCORP, INC.	81,609	79,326
700	ELLINGTON FINANCIAL, INC.	8,085	8,659
400	EMPLOYERS HOLDINGS, INC.	13,746	17,252
1,300	ENCORE CAPITAL GROUP, INC.(b)	60,699	62,322
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	69,066
33,836	ESQUIRE FINANCIAL HOLDINGS, INC.	1,012,285	1,463,745
66,200	ESSENT GROUP LTD.	2,635,380	2,573,856
156,033	EZCORP, INC., CLASS A(b)	1,160,095	1,271,669
18,068	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,373,701	2,036,444
148,538	FIDUCIAN GROUP LTD.(c)	881,708	673,540
1,600	FIRST BANCORP	58,744	68,544
7,000	FIRST BANCORP	95,800	89,040
2,700	FIRST COMMONWEALTH FINANCIAL CORP.	35,101	37,719
600	FIRST FINANCIAL BANCORP	13,104	14,538
735	FIRST HAWAIIAN, INC.	18,196	19,139
11,421	FIRSTCASH HOLDINGS, INC.	679,200	992,599
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	28,380
19,868	GENWORTH FINANCIAL, INC., CLASS A(b)	71,184	105,102
43,700	GLACIER BANCORP, INC.	1,916,754	2,159,654
2,000	GRANITE POINT MORTGAGE TRUST, INC.	14,455	10,720
2,100	GREEN DOT CORP., CLASS A(b)	40,847	33,222
1,200	HANMI FINANCIAL CORP.	28,415	29,700
300	HCI GROUP, INC.	12,162	11,877
1,500	HERITAGE FINANCIAL CORP.	40,526	45,960
2,500	HILLTOP HOLDINGS, INC.	66,017	75,025
105,380	HOPE BANCORP, INC.	1,122,078	1,349,918
1,600	HORACE MANN EDUCATORS CORP.	57,213	59,792
909	HUNTINGTON BANCSHARES, INC.	9,494	12,817
1,800	INDEPENDENT BANK CORP.	136,725	151,974
1,400	INDEPENDENT BANK GROUP, INC.	86,812	84,112
1,300	INVESCO MORTGAGE CAPITAL, INC.	13,942	16,549
2,000	JAMES RIVER GROUP HOLDINGS LTD.(c)	45,908	41,820
56,330	JDC GROUP A.G.(b)(c)	1,287,715	1,009,999
2,068	KKR REAL ESTATE FINANCE TRUST, INC.	32,590	28,869
1,300	LAKELAND FINANCIAL CORP.	96,532	94,861
158,042	LENDINGCLUB CORP.(b)	2,496,021	1,390,770
3,658	LENDINGTREE, INC.(b)	87,871	78,025
11,506	LPL FINANCIAL HOLDINGS, INC.	2,228,326	2,487,252
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
8,945	MARKETAXESS HOLDINGS, INC.	$ 2,978,418	2,494,671
1,000	MERCURY GENERAL CORP.	29,170	34,200
79,583	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,233,990	509,923
2,600	MR COOPER GROUP, INC.(b)	103,966	104,338
5,537	NATIONAL BANK HOLDINGS CORP., CLASS A	200,360	232,942
3,119	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	898,112	876,439
2,100	NBT BANCORP, INC.	83,501	91,182
8,427	NEW YORK COMMUNITY BANCORP, INC.	63,079	72,472
4,000	NEW YORK MORTGAGE TRUST, INC.	9,024	10,240
2,724	NMI HOLDINGS, INC., CLASS A(b)	39,406	56,932
1,800	NORTHFIELD BANCORP, INC.	26,275	28,314
5,900	NORTHWEST BANCSHARES, INC.	81,738	82,482
995	OFG BANCORP	22,845	27,422
157,249	OLD NATIONAL BANCORP	2,477,908	2,827,337
3,400	PACIFIC PREMIER BANCORP, INC.	106,272	107,304
500	PARK NATIONAL CORP.	62,770	70,375
1,100	PATHWARD FINANCIAL, INC.	36,415	47,355
4,900	PENNYMAC MORTGAGE INVESTMENT TRUST	60,419	60,711
500	PIPER SANDLER COS.	52,300	65,095
1,165	PRA GROUP, INC.(b)	38,454	39,354
500	PREFERRED BANK	32,915	37,310
2,100	PROASSURANCE CORP.	39,475	36,687
2,100	PROG HOLDINGS, INC.(b)	33,764	35,469
2,300	PROVIDENT FINANCIAL SERVICES, INC.	45,704	49,128
4,100	READY CAPITAL CORP.	40,201	45,674
1,500	REDWOOD TRUST, INC.	8,830	10,140
7,330	RENAISSANCERE HOLDINGS LTD.(c)	1,003,090	1,350,406
2,873	RENASANT CORP.	76,728	107,996
100	S&T BANCORP, INC.	3,050	3,418
92	SAFETY INSURANCE GROUP, INC.	7,565	7,752
2,200	SEACOAST BANKING CORP. OF FLORIDA	67,028	68,618
8,720	SELECTIVE INSURANCE GROUP, INC.	497,377	772,679
900	SIRIUSPOINT LTD.(b)(c)	4,527	5,310
233	SOUTHSIDE BANCSHARES, INC.	8,344	8,386
992	STELLAR BANCORP, INC.	29,374	29,224
151,776	STERLING BANCORP, INC.(b)	945,380	924,316
900	STEWART INFORMATION SERVICES CORP.	39,366	38,457
1,182	STONEX GROUP, INC.(b)	72,388	112,645
600	TOMPKINS FINANCIAL CORP.	45,348	46,548
800	TRIUMPH FINANCIAL, INC.(b)	43,600	39,096
1,150	TRUPANION, INC.(b)	68,072	54,660
1,100	TRUSTCO BANK CORP. NY	35,112	41,349
3,300	TRUSTMARK CORP.	105,604	115,203
4,650	TWO HARBORS INVESTMENT CORP.	65,333	73,331
267,832	UMPQUA HOLDINGS CORP.	3,770,133	4,780,801
2,477	UNITED COMMUNITY BANKS, INC.	81,312	83,723
500	UNIVERSAL INSURANCE HOLDINGS, INC.	4,870	5,295
57,749	UNIVEST FINANCIAL CORP.	1,401,497	1,508,981
44,423	VELOCITY FINANCIAL, INC.(b)	563,220	428,682
2,900	VERITEX HOLDINGS, INC.	80,872	81,432
200	VIRTUS INVESTMENT PARTNERS, INC.	32,442	38,288
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,388,634
900	WESTAMERICA BANCORP	47,439	53,109
6,000	WISDOMTREE, INC.	28,964	32,700
91,939	WSFS FINANCIAL CORP.	4,103,136	4,168,514
		62,507,292	64,329,067	17.63%
Health Care:
14,027	ACADIA PHARMACEUTICALS, INC.(b)	184,519	223,310
4,101	ADAPTHEALTH CORP.(b)	79,433	78,821
8,412	ADDUS HOMECARE CORP.(b)	706,421	836,910
33,268	ALBIREO PHARMA, INC.(b)	973,225	718,921
25,147	AMICUS THERAPEUTICS, INC.(b)	167,175	307,045
2,400	AMN HEALTHCARE SERVICES, INC.(b)	193,049	246,768
2,100	AMPHASTAR PHARMACEUTICALS, INC.(b)	60,513	58,842
700	ANI PHARMACEUTICALS, INC.(b)	22,511	28,161
600	ANIKA THERAPEUTICS, INC.(b)	14,418	17,760
301	APOLLO MEDICAL HOLDINGS, INC.(b)	11,655	8,907
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,300	ARCUS BIOSCIENCES, INC.(b)	$ 59,424	47,564
400	ARTIVION, INC.(b)	5,152	4,848
900	AVANOS MEDICAL, INC.(b)	20,565	24,354
45,163	AZENTA, INC.	4,146,886	2,629,390
1,600	BIOLIFE SOLUTIONS, INC.(b)	37,851	29,120
51,474	BIOMERICA, INC.(b)(d)	187,349	172,438
36,647	BIOTE CORP., CLASS A(b)	149,421	136,693
40,964	BIO-TECHNE CORP.	2,476,042	3,395,096
91,372	BRAINSWAY LTD. ADR(b)(c)(e)	561,889	225,689
2,484	CARA THERAPEUTICS, INC.(b)	23,514	26,678
700	CARDIOVASCULAR SYSTEMS, INC.(b)	9,805	9,534
13,222	CASTLE BIOSCIENCES, INC.(b)	339,752	311,246
5,200	CATALYST PHARMACEUTICALS, INC.(b)	66,144	96,720
17,147	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	3,880,160	3,736,331
4,200	COMMUNITY HEALTH SYSTEMS, INC.(b)	9,817	18,144
17,007	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	628,404	462,930
1,100	CONMED CORP.	90,438	97,504
1,794	CORCEPT THERAPEUTICS, INC.(b)	31,800	36,436
400	CORVEL CORP.(b)	55,868	58,132
900	CUTERA, INC.(b)	42,438	39,798
2,635	CYTOKINETICS, INC.(b)	128,947	120,736
48,560	DENTSPLY SIRONA, INC.	1,437,362	1,546,150
6,400	DYNAVAX TECHNOLOGIES CORP.(b)	68,162	68,096
200	EAGLE PHARMACEUTICALS, INC.(b)	5,266	5,846
3,200	EMBECTA CORP.	94,158	80,928
535	ENANTA PHARMACEUTICALS, INC.(b)	28,050	24,888
2,700	ENHABIT, INC.(b)	39,360	35,532
24,013	ENOVIS CORP.(b)	1,155,524	1,285,176
2,225	ENSIGN GROUP (THE), INC.	171,080	210,507
23,886	ERGOMED PLC(b)(c)	354,938	367,315
6,961	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	506,350	456,990
7,846	FATE THERAPEUTICS, INC.(b)	140,653	79,166
1,000	FULGENT GENETICS, INC.(b)	38,700	29,780
287	GLAUKOS CORP.(b)	15,365	12,536
1,700	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	77,102	93,670
67,502	HARROW HEALTH, INC.(b)	576,923	996,329
300	HEALTHSTREAM, INC.(b)	6,462	7,452
400	HESKA CORP.(b)	29,684	24,864
81,023	INFUSYSTEM HOLDINGS, INC.(b)	873,766	703,280
26,852	INMODE LTD.(b)(c)	1,241,625	958,616
3,500	INNOVIVA, INC.(b)	41,912	46,375
365	INOGEN, INC.(b)	8,568	7,194
102,765	INOTIV, INC.(b)	2,041,441	507,659
7,111	INSMED, INC.(b)	127,319	142,078
110,442	INSTEM PLC(b)(c)	1,296,249	947,984
1,165	INTEGER HOLDINGS CORP.(b)	76,895	79,756
43,680	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,439,090	2,449,138
76,877	IOVANCE BIOTHERAPEUTICS, INC.(b)	723,488	491,244
7,300	IRONWOOD PHARMACEUTICALS, INC.(b)	76,425	90,447
1,400	ITEOS THERAPEUTICS, INC.(b)	26,962	27,342
2,672	JOINT (THE) CORP.(b)	40,443	37,355
47,116	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	655,380	705,798
35,399	LEMAITRE VASCULAR, INC.	1,851,798	1,629,062
13,941	LIGAND PHARMACEUTICALS, INC.(b)	1,391,034	931,259
2,300	MERIDIAN BIOSCIENCE, INC.(b)	73,427	76,383
3,012	MERIT MEDICAL SYSTEMS, INC.(b)	176,915	212,707
200	MESA LABORATORIES, INC.	28,850	33,242
600	MODIVCARE, INC.(b)	60,774	53,838
10,100	NEKTAR THERAPEUTICS(b)	33,517	22,826
5,100	NEOGENOMICS, INC.(b)	44,444	47,124
400	NEXTGEN HEALTHCARE, INC.(b)	7,310	7,512
11,424	NEXUS A.G.(c)	1,000,775	682,368
164,103	OCUPHIRE PHARMA, INC.(b)	426,845	579,284
5,286	OMNIAB, INC.(b)(f)	-	-
5,286	OMNIAB, INC.(b)(f)	-	-
181,158	OMNIAB, INC.(b)	1,133,499	652,169
73,055	OPTIMIZERX CORP.(b)	1,732,740	1,227,324
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
70,357	OPTINOSE, INC.(b)	$ 190,596	130,160
2,400	ORASURE TECHNOLOGIES, INC.(b)	9,502	11,568
4,485	ORGANOGENESIS HOLDINGS, INC.(b)	13,647	12,065
13,681	ORTHOPEDIATRICS CORP.(b)	796,646	543,546
1,300	OWENS & MINOR, INC.	32,395	25,389
296,214	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	3,948,353	2,423,030
13,658	PACIRA BIOSCIENCES, INC.(b)	652,102	527,335
4,500	PEDIATRIX MEDICAL GROUP, INC.(b)	77,816	66,870
3,289	PENNANT GROUP (THE), INC.(b)	44,380	36,113
60,040	PERRIGO CO. PLC(c)	2,319,090	2,046,764
63,155	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,597,817	846,909
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	156,500
37,052	PROVENTION BIO, INC.(b)	244,686	391,640
34,117	PUMA BIOTECHNOLOGY, INC.(b)	133,408	144,315
2,600	RADNET, INC.(b)	52,865	48,958
1,500	REGENXBIO, INC.(b)	36,752	34,020
50,152	REVANCE THERAPEUTICS, INC.(b)	698,845	925,806
31,189	RHYTHM PHARMACEUTICALS, INC.(b)	358,270	908,224
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	85,079
4,000	SELECT MEDICAL HOLDINGS CORP.	91,586	99,320
18,902	SEMLER SCIENTIFIC, INC.(b)	731,831	623,766
43,052	SUPERNUS PHARMACEUTICALS, INC.(b)	1,457,554	1,535,665
32,600	SYNEOS HEALTH, INC.(b)	1,631,806	1,195,768
15,554	TRAVERE THERAPEUTICS, INC.(b)	465,890	327,101
28,259	TWIST BIOSCIENCE CORP.(b)	2,588,082	672,847
1,900	UNIQURE N.V.(b)(c)	34,721	43,073
14,883	UROGEN PHARMA LTD.(b)	280,381	132,012
418	US PHYSICAL THERAPY, INC.	32,458	33,871
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,579,929
115,904	VAREX IMAGING CORP.(b)	2,714,567	2,352,851
4,500	VERADIGM, INC.(b)	69,083	79,380
2,500	VERICEL CORP.(b)	60,043	65,850
151,588	VIEMED HEALTHCARE, INC.(b)	776,277	1,146,005
7,017	VIR BIOTECHNOLOGY, INC.(b)	151,607	177,600
2,200	XENCOR, INC.(b)	56,273	57,288
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	88,733
800	ZIMVIE, INC.(b)	8,016	7,472
37,990	ZYNEX, INC.	369,955	528,441
		63,076,226	52,990,678	14.52%
Industrials:
7,000	3D SYSTEMS CORP.(b)	60,687	51,800
1,700	AAON, INC.	92,593	128,044
1,200	AAR CORP.(b)	45,486	53,880
3,624	ABM INDUSTRIES, INC.	147,513	160,978
7,060	ACUITY BRANDS, INC.	1,017,454	1,169,207
30,599	ADENTRA, INC.(c)	869,776	640,455
2,900	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	115,451	162,197
1,100	AEROVIRONMENT, INC.(b)	90,779	94,226
61,551	AIR LEASE CORP.	2,189,805	2,364,789
610	ALAMO GROUP, INC.	70,783	86,376
1,200	ALBANY INTERNATIONAL CORP., CLASS A	95,135	118,308
600	ALLEGIANT TRAVEL CO.(b)	44,820	40,794
18,660	ALLIED MOTION TECHNOLOGIES, INC.	620,892	649,555
73,301	AMERICAN WOODMARK CORP.(b)	5,566,152	3,581,487
400	APOGEE ENTERPRISES, INC.	16,208	17,784
1,460	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	152,746	184,004
1,766	ARCBEST CORP.	104,075	123,691
1,800	ARCOSA, INC.	101,984	97,812
7,741	ARGAN, INC.	276,361	285,488
27,343	ARIS WATER SOLUTION, INC., CLASS A	421,535	394,013
18,270	ARMSTRONG WORLD INDUSTRIES, INC.	1,669,202	1,253,139
1,100	ASTEC INDUSTRIES, INC.	35,388	44,726
316	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	30,162	31,853
1,400	AZZ, INC.	53,816	56,280
2,800	BARNES GROUP, INC.	88,428	114,380
2,177	BOISE CASCADE CO.	130,612	149,494
66,976	BOWMAN CONSULTING GROUP LTD.(b)	909,262	1,463,426
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
2,600	BRADY CORP., CLASS A	$ 111,195	122,460
108,810	BRIGHTVIEW HOLDINGS, INC.(b)	1,451,004	749,701
30,266	BWX TECHNOLOGIES, INC.	1,675,086	1,757,849
42	CHART INDUSTRIES, INC.(b)	5,552	4,840
700	CIRCOR INTERNATIONAL, INC.(b)	11,638	16,772
1,613	COMFORT SYSTEMS U.S.A., INC.	148,217	185,624
42,685	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,273,575	1,139,263
5,107	CORECIVIC, INC.(b)	45,726	59,037
9,871	CSW INDUSTRIALS, INC.	1,385,829	1,144,345
1,700	DELUXE CORP.	29,573	28,866
843	DXP ENTERPRISES, INC.(b)	19,189	23,225
1,100	ENCORE WIRE CORP.	123,392	151,316
122,126	ENERPAC TOOL GROUP CORP.	2,735,145	3,108,107
900	ENPRO INDUSTRIES, INC.	77,086	97,821
60,154	ESAB CORP.	2,399,210	2,822,426
1,000	ESCO TECHNOLOGIES, INC.	74,760	87,540
2,800	EXPONENT, INC.	248,805	277,452
3,316	FEDERAL SIGNAL CORP.	119,424	154,094
700	FORRESTER RESEARCH, INC.(b)	25,421	25,032
1,500	FORWARD AIR CORP.	144,995	157,335
33,958	FRANKLIN COVEY CO.(b)	1,578,598	1,588,216
109,300	GATES INDUSTRIAL CORP. PLC(b)	1,612,368	1,247,113
6,800	GEO GROUP (THE), INC.(b)	54,222	74,460
1,400	GIBRALTAR INDUSTRIES, INC.(b)	56,403	64,232
18,787	GLOBAL INDUSTRIAL CO.	690,682	442,058
35,465	GMS, INC.(b)	1,649,428	1,766,157
21,900	GORMAN-RUPP (THE) CO.	695,075	561,078
49,111	GRACO, INC.	3,056,746	3,303,206
29,621	GRAHAM CORP.(b)	295,821	284,954
2,431	GRANITE CONSTRUCTION, INC.	64,987	85,255
1,700	GREENBRIER (THE) COS., INC.	44,067	57,001
2,600	GRIFFON CORP.	81,318	93,054
4,400	HARSCO CORP.(b)	19,868	27,676
3,200	HEALTHCARE SERVICES GROUP, INC.	38,963	38,400
2,600	HEARTLAND EXPRESS, INC.	38,090	39,884
500	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	13,605	13,985
3,809	HILLENBRAND, INC.	146,006	162,530
2,300	HNI CORP.	65,590	65,389
65,716	HOWMET AEROSPACE, INC.	2,264,324	2,589,867
1,973	HUB GROUP, INC., CLASS A(b)	129,965	156,834
62,000	IAA, INC.(b)	3,146,049	2,480,000
9,707	ICF INTERNATIONAL, INC.	855,829	961,478
500	INTERFACE, INC.	5,160	4,935
149,609	JELD-WEN HOLDING, INC.(b)	1,390,475	1,443,727
4,881	JOHN BEAN TECHNOLOGIES CORP.	658,304	445,782
490,761	JOHNSON SERVICE GROUP PLC(c)	996,316	574,913
2,979	KADANT, INC.	640,748	529,160
6,300	KAR AUCTION SERVICES, INC.(b)	74,443	82,215
50,322	KARAT PACKAGING, INC.	1,059,192	723,127
1,900	KELLY SERVICES, INC., CLASS A	26,974	32,110
494,926	KNIGHTS GROUP HOLDINGS PLC(c)	715,022	640,225
2,000	KORN FERRY	95,335	101,240
600	LINDSAY CORP.	82,128	97,710
80,369	LYFT, INC., CLASS A(b)	1,711,162	885,666
44,208	MASONITE INTERNATIONAL CORP.(b)	4,207,008	3,563,607
10,480	MASTEC, INC.(b)	529,486	894,258
5,440	MATRIX SERVICE CO.(b)	33,001	33,837
1,500	MATSON, INC.	92,614	93,765
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,981	63,924
11,733	MOOG, INC., CLASS A	649,560	1,029,688
165,451	MRC GLOBAL, INC.(b)	1,466,693	1,915,922
324	MUELLER INDUSTRIES, INC.	19,238	19,116
6,000	NOW, INC.(b)	62,500	76,200
400	NV5 GLOBAL, INC.(b)	48,624	52,928
137,443	PGT INNOVATIONS, INC.(b)	2,309,472	2,468,476
3,800	PITNEY BOWES, INC.	9,567	14,440
1,800	QUANEX BUILDING PRODUCTS CORP.	35,865	42,624
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
120,744	RADIANT LOGISTICS, INC.(b)	$ 780,405	614,587
34,326	RED VIOLET, INC.(b)	953,201	790,184
750	RESIDEO TECHNOLOGIES, INC.(b)	14,607	12,337
1,700	RESOURCES CONNECTION, INC.	30,531	31,246
139,290	REV GROUP, INC.	1,480,838	1,757,840
31,510	RUSH ENTERPRISES, INC., CLASS A	935,093	1,647,343
14,458	RXO, INC.(b)	230,373	248,678
18,995	SITEONE LANDSCAPE SUPPLY, INC.(b)	2,405,484	2,228,493
2,700	SKYWEST, INC.(b)	45,446	44,577
1,600	SPX TECHNOLOGIES, INC.(b)	88,269	105,040
600	STANDEX INTERNATIONAL CORP.	52,056	61,446
418,119	STEELCASE, INC., CLASS A	5,314,939	2,956,101
30,871	STERLING INFRASTRUCTURE, INC.(b)	670,731	1,012,569
1,700	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	24,689	26,962
124	TENNANT CO.	7,135	7,635
60,274	TEREX CORP.	1,929,563	2,574,905
2,700	TITAN INTERNATIONAL, INC.(b)	34,007	41,364
3,200	TRINITY INDUSTRIES, INC.	70,370	94,624
3,500	TRIUMPH GROUP, INC.(b)	33,835	36,820
72,658	TRUEBLUE, INC.(b)	1,258,689	1,422,644
2,200	UFP INDUSTRIES, INC.	158,460	174,350
500	UNIFIRST CORP.	83,870	96,495
44,672	VA-Q-TEC A.G.(b)(c)(d)	1,243,525	1,205,042
700	VERITIV CORP.	76,538	85,197
315	VIAD CORP.(b)	10,698	7,683
2,600	WABASH NATIONAL CORP.	41,453	58,760
44,418	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	4,149,033	4,433,360
30,654	WILLDAN GROUP, INC.(b)	1,234,626	547,174
23,090	WOODWARD, INC.	2,115,075	2,230,725
		86,161,338	82,117,894	22.50%
Information Technology:
2,800	8X8, INC.(b)	9,950	12,096
3,600	A10 NETWORKS, INC.	52,187	59,868
3,900	ADTRAN HOLDINGS, INC.	75,421	73,281
2,042	ADVANCED ENERGY INDUSTRIES, INC.	149,027	175,163
186,283	AGILETHOUGHT, INC.(b)(d)	1,192,774	782,389
900	AGILYSYS, INC.(b)	47,400	71,226
1,650	ALARM.COM HOLDINGS, INC.(b)	94,821	81,642
800	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	25,632	22,856
206,939	ARLO TECHNOLOGIES, INC.(b)	1,436,134	726,356
13,580	ARROW ELECTRONICS, INC.(b)	1,297,094	1,420,061
13,849	ASPEN TECHNOLOGY, INC.(b)	2,590,765	2,844,585
1,312	AVID TECHNOLOGY, INC.(b)	29,931	34,886
51,756	AVNET, INC.	1,933,626	2,152,015
1,946	AXCELIS TECHNOLOGIES, INC.(b)	110,370	154,435
1,636	BADGER METER, INC.	154,127	178,373
31,723	BELDEN, INC.	1,127,343	2,280,884
2,504	BENCHMARK ELECTRONICS, INC.	50,443	66,832
57,362	CAMBIUM NETWORKS CORP.(b)	1,386,364	1,243,035
223,715	CELESTICA, INC.(b)(c)	1,737,245	2,521,268
1,900	CERENCE, INC.(b)	31,015	35,207
25,881	CEVA, INC.(b)	1,177,910	662,036
500	CLEARFIELD, INC.(b)	49,300	47,070
48,414	CODA OCTOPUS GROUP, INC.(b)	385,833	332,120
2,700	COHU, INC.(b)	73,544	86,535
1,600	COMTECH TELECOMMUNICATIONS CORP.	16,280	19,424
11,532	CONSENSUS CLOUD SOLUTIONS, INC.(b)	521,905	619,960
1,900	CORSAIR GAMING, INC.(b)	22,922	25,783
32,200	COUPA SOFTWARE, INC.(b)	4,243,904	2,549,274
54,405	CS DISCO, INC.(b)	657,320	343,840
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	93,751
3,300	CTS CORP.	98,658	130,086
21,027	DIGI INTERNATIONAL, INC.(b)	439,954	768,537
80,894	DIGITAL TURBINE, INC.(b)	1,466,852	1,232,825
1,800	DIODES, INC.(b)	119,281	137,052
24,299	DOLBY LABORATORIES, INC., CLASS A	1,942,927	1,714,051
36,522	ELASTIC N.V.(b)	3,959,740	1,880,883
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,500	EPLUS, INC.(b)	$ 63,320	66,420
2,259	EVERTEC, INC.	68,287	73,146
1,236	EXLSERVICE HOLDINGS, INC.(b)	180,636	209,415
6,749	EXTREME NETWORKS, INC.(b)	89,817	123,574
6,741	FABRINET(b)(c)	683,455	864,331
1,000	FARO TECHNOLOGIES, INC.(b)	28,104	29,410
69,654	GRID DYNAMICS HOLDINGS, INC.(b)	1,459,550	781,518
5,700	HARMONIC, INC.(b)	73,305	74,670
28,594	I3 VERTICALS, INC., CLASS A(b)	650,427	695,978
1,500	ICHOR HOLDINGS LTD.(b)	40,593	40,230
14,831	IMPINJ, INC.(b)	863,565	1,619,249
1,700	INSIGHT ENTERPRISES, INC.(b)	143,345	170,459
1,700	INTERDIGITAL, INC.	73,063	84,116
2,500	ITRON, INC.(b)	110,376	126,625
48,195	ITURAN LOCATION AND CONTROL LTD.(c)	1,277,707	1,018,360
24,649	KIMBALL ELECTRONICS, INC.(b)	591,080	556,821
5,000	KNOWLES CORP.(b)	64,124	82,100
3,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	123,108	137,206
127,881	LANTRONIX, INC.(b)	736,959	552,446
22,822	LATTICE SEMICONDUCTOR CORP.(b)	1,478,474	1,480,691
2,900	LIVEPERSON, INC.(b)	28,493	29,406
2,600	LIVERAMP HOLDINGS, INC.(b)	48,085	60,944
98,700	LUNA INNOVATIONS, INC.(b)	810,704	867,573
3,820	MAXLINEAR, INC.(b)	114,859	129,689
1,900	METHODE ELECTRONICS, INC.	71,414	84,303
24,465	MKS INSTRUMENTS, INC.	2,860,350	2,072,919
34,977	NAPCO SECURITY TECHNOLOGIES, INC.(b)	745,645	961,168
1,247	NETGEAR, INC.(b)	25,819	22,583
2,500	NETSCOUT SYSTEMS, INC.(b)	78,118	81,275
17,999	OKTA, INC.(b)	964,313	1,229,872
1,700	ONESPAN, INC.(b)	15,193	19,023
21,609	ONTO INNOVATION, INC.(b)	1,169,530	1,471,357
800	OSI SYSTEMS, INC.(b)	59,840	63,616
214,973	PARK CITY GROUP, INC.	1,185,108	1,064,116
152	PC CONNECTION, INC.	6,974	7,129
1,000	PDF SOLUTIONS, INC.(b)	24,850	28,520
1,800	PERFICIENT, INC.(b)	125,978	125,694
3,300	PHOTRONICS, INC.(b)	50,583	55,539
233,588	PIVOTREE, INC.(b)(c)	756,723	572,756
140	POWER INTEGRATIONS, INC.	8,400	10,041
19,458	PROGRESS SOFTWARE CORP.	873,587	981,656
22,296	RACKSPACE TECHNOLOGY, INC.(b)	192,445	65,773
63,116	RADWARE LTD.(b)(c)	2,129,717	1,246,541
5,900	RAMBUS, INC.(b)	156,148	211,338
17,169	RAPID7, INC.(b)	651,068	583,403
339	ROGERS CORP.(b)	64,334	40,456
3,248	SANMINA CORP.(b)	119,288	186,078
54,827	SCANSOURCE, INC.(b)	2,174,540	1,602,045
8,549	SEMTECH CORP.(b)	231,024	245,271
10,348	SHOTSPOTTER, INC.(b)	373,994	350,073
4,429	SILICON MOTION TECHNOLOGY CORP. ADR(c)(e)	308,881	287,841
6,852	SITIME CORP.(b)	1,033,842	696,300
6,223	SOLARWINDS CORP.(b)	52,445	58,247
668	SPS COMMERCE, INC.(b)	67,226	85,791
600	TTEC HOLDINGS, INC.	27,150	26,478
5,905	TTM TECHNOLOGIES, INC.(b)	68,078	89,047
2,445	ULTRA CLEAN HOLDINGS, INC.(b)	71,061	81,052
86,020	UPLAND SOFTWARE, INC.(b)	936,635	613,323
35,878	VEECO INSTRUMENTS, INC.(b)	763,056	666,613
3,797	VIAVI SOLUTIONS, INC.(b)	50,104	39,906
43,358	WALKME LTD.(b)(c)	386,529	484,742
128,821	WEAVE COMMUNICATIONS, INC.(b)	640,798	590,000
40,015	WIX.COM LTD.(b)(c)	6,422,053	3,074,352
		64,517,242	55,630,299	15.24%
Materials:
1,535	ADVANSIX, INC.	49,217	58,361
1,600	AMERICAN VANGUARD CORP.	30,694	34,736
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
5,504	ARCONIC CORP.(b)	$ 101,277	116,465
4,785	ATI, INC.(b)	128,941	142,880
64,328	AXALTA COATING SYSTEMS LTD.(b)	1,577,324	1,638,434
1,200	BALCHEM CORP.	146,135	146,532
2,700	CARPENTER TECHNOLOGY CORP.	89,852	99,738
3,110	CENTURY ALUMINUM CO.(b)	21,499	25,440
900	CLEARWATER PAPER CORP.(b)	34,329	34,029
1,900	COMPASS MINERALS INTERNATIONAL, INC.	71,653	77,900
147,468	CRITICAL ELEMENTS LITHIUM CORP.(b)(c)	256,420	225,450
19,525	FMC CORP.	2,169,130	2,436,720
1,800	FUTUREFUEL CORP.	10,948	14,634
23,250	H.B. FULLER CO.	1,293,981	1,665,165
1,100	HAWKINS, INC.	42,301	42,460
20,303	HAYNES INTERNATIONAL, INC.	819,161	927,644
1,387	INNOSPEC, INC.	121,931	142,667
900	KAISER ALUMINUM CORP.	59,411	68,364
18,887	KOPPERS HOLDINGS, INC.	410,886	532,613
3,016	LIVENT CORP.(b)	69,327	59,928
700	MATERION CORP.	55,545	61,257
2,200	MATIV HOLDINGS, INC.	49,031	45,980
1,700	MINERALS TECHNOLOGIES, INC.	86,510	103,224
71,033	NEO PERFORMANCE MATERIALS, INC.(c)	905,252	503,631
1,674	O-I GLASS, INC.(b)	26,607	27,738
46,595	OLIN CORP.	804,577	2,466,739
149,039	ORION ENGINEERED CARBONS S.A.(c)	2,025,655	2,654,385
700	QUAKER CHEMICAL CORP.	105,692	116,830
8,599	SMITH-MIDLAND CORP.(b)	194,143	176,279
1,154	STEPAN CO.	110,503	122,855
7,900	SUNCOKE ENERGY, INC.	48,142	68,177
500	SYLVAMO CORP.	19,230	24,295
1,629,572	TALON METALS CORP.(b)(c)	737,004	595,744
2,200	TIMKENSTEEL CORP.(b)	34,588	39,974
3,900	TREDEGAR CORP.	38,470	39,858
78,543	TRIMAS CORP.	2,113,483	2,178,783
1,400	TRINSEO PLC	26,295	31,794
2,700	WARRIOR MET COAL, INC.	80,520	93,528
		14,965,664	17,841,231	4.89%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	55,965
3,466	AGREE REALTY CORP.	226,784	245,843
3,000	ALEXANDER & BALDWIN, INC.	49,804	56,190
2,200	AMERICAN ASSETS TRUST, INC.	55,177	58,300
4,778	ANYWHERE REAL ESTATE, INC.(b)	38,690	30,531
5,000	ARMADA HOFFLER PROPERTIES, INC.	50,699	57,500
6,400	BRANDYWINE REALTY TRUST	42,864	39,360
5,346	CARETRUST REIT, INC.	90,552	99,329
2,300	CHATHAM LODGING TRUST	23,075	28,221
1,100	COMMUNITY HEALTHCARE TRUST, INC.	35,499	39,380
147,571	DIAMONDROCK HOSPITALITY CO.	1,155,833	1,208,607
3,700	DOUGLAS ELLIMAN, INC.	15,416	15,059
3,900	EASTERLY GOVERNMENT PROPERTIES, INC.	59,784	55,653
3,400	ELME COMMUNITIES	58,699	60,520
5,029	ESSENTIAL PROPERTIES REALTY TRUST, INC.	93,408	118,031
4,500	FOUR CORNERS PROPERTY TRUST, INC.	108,117	116,685
5,300	FRANKLIN STREET PROPERTIES CORP.	13,944	14,469
8,000	GETTY REALTY CORP.	220,374	270,800
3,900	GLOBAL NET LEASE, INC.	39,242	49,023
4,800	HUDSON PACIFIC PROPERTIES, INC.	52,122	46,704
1,600	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	147,453	162,160
3,200	ISTAR, INC.	28,213	24,416
15,100	LXP INDUSTRIAL TRUST	139,151	151,302
891	MARCUS & MILLICHAP, INC.	28,074	30,695
1,200	NEXPOINT RESIDENTIAL TRUST, INC.	52,391	52,224
4,500	OFFICE PROPERTIES INCOME TRUST	58,482	60,075
2,500	ORION OFFICE REIT, INC.	21,730	21,350
5,500	OUTFRONT MEDIA, INC.	84,028	91,190
6,531	RETAIL OPPORTUNITY INVESTMENTS CORP.	90,708	98,161
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
7,900	RPT REALTY	$ 58,155	79,316
844	SAFEHOLD, INC.	22,083	24,155
600	SAUL CENTERS, INC.	22,163	24,408
6,800	SITE CENTERS CORP.	72,391	92,888
1,800	ST. JOE (THE) CO.	57,905	69,570
3,900	SUMMIT HOTEL PROPERTIES, INC.	25,999	28,158
8,300	SUNSTONE HOTEL INVESTORS, INC.	78,709	80,178
5,600	TANGER FACTORY OUTLET CENTERS, INC.	78,338	100,464
8,700	UNITI GROUP, INC.	58,338	48,111
800	UNIVERSAL HEALTH REALTY INCOME TRUST	33,943	38,184
4,600	URBAN EDGE PROPERTIES	60,500	64,814
1,600	URSTADT BIDDLE PROPERTIES, INC., CLASS A	24,365	30,320
2,500	WHITESTONE REIT	21,804	24,100
4,500	XENIA HOTELS & RESORTS, INC.	61,871	59,310
		3,805,899	4,121,719	1.13%
Utilities:
1,755	AMERICAN STATES WATER CO.	136,143	162,425
4,000	AVISTA CORP.	153,806	177,360
2,877	CALIFORNIA WATER SERVICE GROUP	154,089	174,461
744	CHESAPEAKE UTILITIES CORP.	66,089	87,926
900	MIDDLESEX WATER CO.	71,442	70,803
1,408	NORTHWEST NATURAL HOLDING CO.	62,964	67,007
2,669	SOUTH JERSEY INDUSTRIES, INC.	88,706	94,830
800	UNITIL CORP.	37,432	41,088
		770,671	875,900	0.24%
	Sub-total Common Stocks:	388,281,657	353,345,631	96.82%
Escrows:
Consumer Staples:
23,253	FRESH MARKET (THE), INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
1,246,096	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(g)	1,246,096	1,246,096
12,324,435	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.61%(h)	12,324,435	12,324,435
	Sub-total Short-Term Investments:	13,570,531	13,570,531	3.72%
	Grand total	$ 401,852,188	366,916,162	100.54%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of December 31, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 10.04% of net assets.
(d)	Security is either wholly or partially on loan.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.14% of net assets as of December 31, 2022.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,636,090 with net sales of $4,311,655 during the fiscal year ended December 31, 2022.
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2022
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
142,752	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 1,364,836	1,341,869
91,834	BLACKROCK MUNICIPAL INCOME FUND INC			1,105,339	1,040,479
23,837	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			320,833	270,550
0	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			-	-
114,391	BLACKROCK MUNIHOLDINGS FUND INC			1,769,966	1,388,707
35,655	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			491,316	394,701
93,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,189,521	935,071
141,394	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,831,916	1,568,059
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			684,813	536,187
72,792	BLACKROCK MUNIYIELD QUALITY FUND II INC			882,514	743,934
115,169	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,525,227	1,291,044
48,128	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			344,865	278,180
183,432	DWS MUNICIPAL INCOME TRUST			2,072,953	1,579,350
168,890	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,865,560	1,450,765
159,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,939,405	1,579,704
111,237	INVESCO MUNICIPAL TRUST			1,372,374	1,101,246
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,279	539,853
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,321,500	1,793,323
70,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			898,029	705,239
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,234,553	983,063
56,334	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			792,918	683,895
270,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,620,787	3,080,781
81,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,258,443	926,577
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	937,881
261,518	NUVEEN QUALITY MUNICIPAL INCOME FUND			3,741,209	3,085,912
	Sub-total Closed-End Funds:			34,565,857	28,236,370	4.99%
Municipal Bonds:
Alabama
400,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	400,000	295,619
965,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	965,000	753,212
				1,365,000	1,048,831	0.19%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)(d)	12/1/2010	5.40	350,000	910
				350,000	910	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,239,783	875,000
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,779	875,000
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2051	6.00	400,000	280,000
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	554,765	393,354
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	904,963	886,663
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	512,552	521,087
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	987,955	1,002,685
475,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	475,000	475,100
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2035	6.25	650,000	662,877
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2057	7.00	650,000	662,429
500,000	TEMPE AZ	1/1/2029	5.00	500,000	506,693
340,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	339,711	330,096
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	501,809	452,283
				8,954,317	7,923,267	1.40%
Arkansas
970,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	970,000	704,053
				970,000	704,053	0.12%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(e)	8/1/2039	0.00	2,123,056	2,482,999
69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(e)	8/1/2046	0.00	$ 775,328	1,058,433
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	566,743
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	524,310	412,293
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	521,439	403,541
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,487,395	1,675,690
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	996,162	1,221,702
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,275	1,111,114
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,823	1,302,378
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,593	751,875
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	999,046	1,272,523
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,339	1,413,768
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,955	1,195,958
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,949	1,099,530
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,552	789,544
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,998,773	2,485,860
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,001	1,129,750
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	815,096	806,754
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,002,727	1,024,448
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	3.76	350,000	305,188
495,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	495,000	495,673
985,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(g)	10/15/2042	5.30	993,894	990,795
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,003,581	1,009,624
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,548
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,909,127	2,107,765
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(e)	8/1/2041	0.00	813,949	951,118
				25,704,370	28,566,614	5.05%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	973,724	834,802
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,014,702	824,374
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,115	618,558
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	873,135	694,496
1,400,000	COLLIERS HILL MET DIST #2 CO	12/15/2047	6.00	1,400,000	1,152,288
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,756	1,001,606
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	529,445
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	991,006	1,010,186
1,250,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2048	5.00	1,296,506	1,231,673
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	777,905	578,996
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,721,436	1,250,030
6,500,000	COLORADO ST HLTH FACS AUTH REVENUE(f)(h)	5/15/2062	3.08	6,500,000	6,500,000
1,500,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,590,952	1,636,058
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	776,647	664,079
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,475,980	1,392,570
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,062,396
980,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	980,000	980,772
70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	$ 1,000,000	930,570
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	515,705	461,290
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	946,030	786,072
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	587,647
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	361,160
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(e)	12/1/2051	0.00	1,692,504	1,219,004
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,702	954,800
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	782,524	651,850
184,432	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	184,432
550,000	RAINDANCE MET DIST #2 CO	12/1/2039	5.00	583,783	511,702
1,373,686	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,323,249	980,878
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	530,997	413,568
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	945,043
500,000	SKY RANCH CMNTY AUTH BRD CO	12/1/2052	5.75	500,000	453,830
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,039,759	865,583
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,348	868,407
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	864,252
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	825,721
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	732,716
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,064,707	957,220
				41,263,312	36,518,074	6.46%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	500,000	500,016
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	512,347	448,764
180,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	180,000	176,447
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	488,438
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,021,831	1,797,104
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	588,796	129,808
650,000	STAMFORD CT HSG AUTH(b)	12/1/2027	11.00	650,000	653,672
650,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2051	4.00	660,221	479,603
				5,613,195	4,673,852	0.83%
District of Columbia
1,500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,502,980	1,502,325
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	500,720
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,748
565,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	536,600	536,387
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,494,890
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	970,226
				8,039,580	7,005,296	1.24%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	577,414	412,887
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	387,113
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,016,334	750,704
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	514,407
175,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	175,000	177,823
71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	$ 1,370,000	1,399,575
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	559,254	378,547
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	514,473	418,973
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	1,519,816	1,169,829
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	470,628	308,939
750,000	CAPITAL TRUST AGY FL REVENUE(c)(d)	4/1/2035	7.00	750,000	571,500
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)(i)	12/1/2035	6.75	1,745,953	472,500
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)(i)	7/1/2037	6.75	750,000	172,500
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE	5/1/2032	5.00	712,729	707,857
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	516,457	378,066
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,268	868,864
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(d)(i)	5/15/2026	7.25	750,000	435,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(d)(i)	5/15/2044	8.13	1,913,765	1,015,000
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,021,340	756,132
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	944,947
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	838,649	600,698
420,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	420,000	409,139
605,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	605,000	609,236
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,293,674	1,177,515
1,000,000	FLORIDA ST DEV FIN CORP(b)(g)	7/1/2057	7.25	980,201	997,020
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	943,591	831,539
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	445,158
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	911,575
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,035,039	1,787,049
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,478,426	1,077,280
260,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	260,000	256,123
100,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	100,000	99,624
645,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	645,000	624,474
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	1,000,000	807,375
530,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	530,000	506,187
2,345,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,345,000	1,556,012
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,500,000	1,440,185
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,042,527	775,162
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	940,392
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,054	543,974
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,912	512,668
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	700,190
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,421	750,704
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,340	611,337
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	842,500
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	596,399	546,310
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,769	460,517
72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	$ 383,766	323,290
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,843	233,562
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	703,333
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,008,678
1,100,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,100,000	1,092,217
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,439	736,458
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,240	746,084
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	682,428
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	994,561
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,923	454,160
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	796,784
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	486,861
300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	295,890	252,216
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,117	721,287
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,519,740	1,083,279
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,116,348
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	971,160
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	10/1/2052	5.25	1,020,075	865,555
180,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	180,000	181,117
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	504,736	418,339
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	740,612	731,961
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,478	282,857
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	516,830	375,259
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	512,730	491,009
210,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	210,000	215,226
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)(d)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,013,249
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	509,586
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,402,357	1,411,386
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	506,107	490,349
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,012,588	1,015,866
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	763,064	767,376
5,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	5,000	4,916
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	968,915
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,255,193	1,089,650
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,027,276	777,018
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,860,458	1,953,619
73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	$ 996,250	941,010
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	731,261	525,723
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,344	387,648
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,155	378,066
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	539,480	478,652
595,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	590,524	600,751
475,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	473,588	421,248
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	431,419
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,988,895	1,646,820
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	720,208	551,976
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,688	840,053
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,197,330	1,765,354
830,000	SEMINOLE CNTY FL INDL DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2051	4.00	913,698	610,177
1,000,000	SEMINOLE FL IMPT DIST UTILS REVENUE	10/1/2037	5.30	1,000,000	985,359
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,570	148,034
500,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	524,963	386,448
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)(d)	11/1/2010	5.50	142,538	76,971
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	610,002
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(e)	5/1/2040	0.00	100,440	101,810
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,428,633	1,349,658
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,055,801	750,519
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	696,394
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,755	322,187
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,159	963,161
475,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	473,906	479,183
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,239,376
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	783,493	560,627
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	500,652
910,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	914,838	715,119
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,033	659,583
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,871	735,438
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,485	926,677
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,922	737,919
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)(d)	5/1/2013	5.25	351,276	147,392
				97,823,959	81,698,473	14.44%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	501,420	501,643
1,350,000	COBB CNTY GA DEV AUTH REVENUE(b)	12/1/2039	5.00	1,408,505	1,171,484
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	1,213,917	1,126,869
74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
985,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.85	$ 985,000	906,126
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,000	1,856,534
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	873,447
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,352,089
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	491,718
				9,189,842	8,279,910	1.46%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	119,976
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	482,531
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	617,344
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,027,939	715,679
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	715,832
				3,472,304	2,651,362	0.47%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,255,519	1,244,406
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,008,564	1,033,017
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,000	1,000,896
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2053	5.50	1,063,718	1,049,101
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,021,741	1,014,760
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	767,005	712,546
500,000	DECATUR IL	3/1/2034	5.00	502,798	510,584
830,000	EVANSTON ILL EDL FAC REVENUE(b)	4/1/2041	4.38	828,424	615,707
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	501,772
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,010,933
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	676,390	680,121
500,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2027	6.00	500,000	501,239
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,756	448,501
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2037	5.25	497,481	468,259
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	758,489	761,283
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	507,405	442,537
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,413,151	1,038,035
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2042	5.38	498,488	463,882
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,539,813	1,278,841
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,028,175	1,001,542
2,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2061	3.00	2,000,000	1,343,718
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,048,539	1,035,122
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,523,869	1,532,590
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	509,483	523,860
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	832,595
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,086,058	1,071,557
1,000,000	MALTA IL TAX INCR REVENUE(c)(d)	12/30/2025	5.75	1,000,000	250,000
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	750,436
325,000	S WSTRN IL DEV AUTH(c)(d)	10/1/2022	7.00	325,000	48,750
1,000,000	UNIV OF ILLINOIS IL REVENUES	4/1/2044	5.00	1,007,083	1,004,134
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,038	695,040
				27,882,777	24,865,764	4.40%
Indiana
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,537,610	1,507,408
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	767,922	573,976
690,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	690,000	693,605
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	990,356	1,022,524
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,707,706	1,224,063
75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	$ 505,802	510,907
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,018,527	961,790
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,310,390
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	523,206
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,001	615,872
				9,931,924	8,943,741	1.58%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,568,991	1,362,063
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,648,460	1,243,034
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,100,768	665,628
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	934,492
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	516,753	486,713
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,020,534	1,013,861
				6,855,506	5,705,791	1.01%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,190	850,174
1,500,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,485,523	1,415,303
				2,415,713	2,265,477	0.40%
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	601,740	530,090
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,060,808	776,898
990,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	990,000	924,260
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	866,510
490,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	502,432	484,721
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,006,498	1,001,472
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	600,000	600,535
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,048,538	833,593
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	585,173
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	690,666
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	650,000	530,463
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,150,000	840,548
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	514,410	514,116
350,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	3.79	350,000	344,308
				11,224,426	9,523,353	1.68%
Maine
925,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	925,000	895,040
				925,000	895,040	0.16%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,627
76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maryland (Cont'd):
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	$ 1,000,000	711,146
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,020,208
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	1,051,235	1,042,045
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	520,127
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	545,000	519,502
				4,596,235	4,313,655	0.76%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	2,995,306
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	733,256	709,377
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,512,668	1,616,836
885,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	846,968	846,059
130,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	131,008	125,735
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	828,578
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,447,314	1,223,581
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,708,880	1,116,854
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	266,566
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	271,425
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	311,514
2,130,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,130,000	2,114,826
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2046	2.80	2,000,000	1,423,460
				16,355,094	13,850,117	2.45%
Michigan
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	526,590	428,006
1,000,000	KENTWOOD MI ECON DEV CORP	11/15/2037	5.00	1,006,766	990,633
770,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	764,627	632,479
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	652,847	499,589
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2044	3.25	1,430,625	1,199,147
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,049,617	775,696
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,309,683	1,744,037
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,042,247
290,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	290,000	268,162
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,879,176	3,487,366
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,191,839
330,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	330,000	330,216
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	758,656	768,882
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	826,956	641,992
				22,325,543	17,000,291	3.01%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,484	553,804
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,589	932,783
77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Minnesota (Cont'd):
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	$ 2,071,293	2,085,324
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	802,444	684,970
5,000,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	5,321,909	5,463,589
1,785,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,698,868	1,462,155
				11,816,587	11,182,625	1.98%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	398,347
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	873,595
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	2,000,000	1,546,725
				3,500,000	2,818,667	0.50%
Missouri
430,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	425,987	358,336
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,489
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	895,055	514,383
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	913,712	939,094
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,058,726	1,540,341
980,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	980,000	814,133
1,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.30	1,500,000	1,450,079
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.40	1,000,000	1,005,717
290,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	290,000	254,197
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	750,000	648,485
				9,209,942	7,539,254	1.33%
Montana
315,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	315,000	314,551
520,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	520,000	515,854
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	758,421
1,000,000	MONTANA ST BRD OF HSG SF MTGE	6/1/2052	4.55	1,000,000	960,139
				2,835,000	2,548,965	0.45%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)(d)	7/1/2012	5.13	160,000	6,640
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,750,000	1,725,373
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	156,696
				2,075,000	1,888,709	0.33%
Nevada
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2044	3.25	1,000,000	820,780
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	902,557
455,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	455,000	440,672
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,062,361
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,651	505,555
				4,690,651	3,731,925	0.66%
New Hampshire
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,354,558
				1,500,000	1,354,558	0.24%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,045,244	997,405
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	524,092	508,949
78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	$ 779,870	752,876
2,115,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,109,632	2,036,134
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	967,697	985,169
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,704	891,774
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,536,041
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	4,000,000	3,917,281
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	853,131
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,637	776,292
1,500,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,578,151	1,566,616
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	503,766	507,062
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,106,123	866,691
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	703,266	668,377
				19,078,182	17,863,798	3.16%
New Mexico
995,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	995,000	958,002
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	484,682	474,081
1,980,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,980,000	1,744,886
585,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	591,614	576,907
435,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	435,000	424,203
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,778	548,549
695,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	695,000	576,102
615,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	615,000	593,400
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,399,818	1,080,489
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	669,945
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	842,032
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,389,127
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	914,966
				12,961,892	10,792,689	1.91%
New York
1,000,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2057	5.25	1,020,970	1,007,287
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,624	754,207
660,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	604,181	588,648
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,853	533,885
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,606,657
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	812,357
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	844,903
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,334,297
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	1,219,676
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,013,636	2,010,643
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	933,469
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	869,234
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,327,493
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	501,838
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	3,606,958
965,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	965,000	732,601
290,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	290,000	284,590
79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	$ 1,606,007	1,156,262
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,348	668,069
3,475,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,475,000	2,757,224
1,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,030,000	957,000
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,299,239
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	935,492
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,852	1,207,073
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2029	3.60	650,000	570,503
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	681,683	520,140
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,470	360,948
				37,302,374	30,400,693	5.37%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,064,630	1,056,433
1,710,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.36	1,710,000	1,713,072
190,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	188,186	175,146
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,145,389
190,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	190,000	190,000
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,055,175	1,038,634
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,737	554,333
				7,304,728	6,873,007	1.21%
North Dakota
420,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	420,928	334,304
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	985,000	833,238
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	693,809
1,000,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,048,593	1,001,599
				3,374,521	2,862,950	0.51%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	390,011
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,569,471	1,626,664
900,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	917,589	681,104
1,460,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,531,090	1,357,827
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,737	1,635,635
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(d)(i)	12/1/2037	6.50	750,000	187,500
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,527,689	1,537,582
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,031,066	1,470,419
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	459,575	488,392
3,985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,985,000	2,870,514
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	4.55	1,000,000	981,883
2,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,500,000	2,589,737
80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	$ 495,000	484,989
1,335,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,336,781	1,351,589
625,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	625,000	600,435
3,650,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,673,887	2,595,179
1,970,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,970,000	1,383,642
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	1,052,886	1,042,192
				27,967,771	23,275,294	4.11%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,170,062	1,902,139
2,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	2,147,726	2,207,539
				4,317,788	4,109,678	0.73%
Oregon
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,004,727	1,006,221
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	500,000	499,988
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	412,952
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	900,843
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,814,788	1,428,605
785,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	785,000	761,611
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,488	811,504
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	730,948	487,612
				7,225,951	6,309,336	1.12%
Pennsylvania
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	3.89	370,000	343,543
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	515,044	502,235
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,258,729	1,249,924
870,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	871,451	728,714
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,248,068
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,029,951	887,682
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	3.84	500,000	441,978
895,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	4/1/2039	4.00	906,817	890,897
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,596,091
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,034,731	729,423
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	789,467
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,282,162
740,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	736,677	721,967
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,036,771	1,018,580
100,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	100,000	101,115
81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	$ 741,201	754,659
				15,486,372	13,286,505	2.35%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP REVENUE	4/1/2045	2.80	1,018,515	760,324
995,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	986,500	946,384
				2,005,015	1,706,708	0.30%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,568	543,398
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	780,059
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	1,000,000	915,622
1,135,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,135,000	899,669
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	687,155	461,240
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	806,772
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,012,927	1,003,742
				6,232,650	5,410,502	0.96%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,538,504
				2,000,000	1,538,504	0.27%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(d)(i)	6/1/2027	6.50	1,000,000	270,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	603,770
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,601	1,228,715
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	2
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)(d)	1/1/2029	5.55	556,862	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	980,390
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,645,159
495,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	495,000	482,298
430,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	430,000	411,138
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	2,871,273	2,133,632
845,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.55	845,000	574,294
605,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	605,000	579,154
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	2,000,000	1,438,835
				14,880,702	11,347,394	2.01%
Texas
1,250,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,203,268	787,554
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,227	758,537
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	637,478	633,468
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,001,286	1,012,660
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,350,000	1,345,703
82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	$ 420,000	352,830
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,435	501,686
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,007,824	1,025,674
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(e)	10/1/2035	0.00	1,437,726	1,610,485
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,135,041	1,470,414
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)(d)	2/15/2025	5.38	273,000	163,800
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,533	1,066,558
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,487,854	1,473,526
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	428,040	414,940
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,471,472
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,004,441	902,405
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,766	417,870
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,109,015	758,761
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,141,401	804,016
1,019,262	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(f)(j)	11/15/2061	2.00	1,019,262	466,211
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	637,450	354,750
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,110,308	1,104,649
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2051	5.00	1,990,000	1,820,298
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	747,014	811,543
550,000	SAN ANTONIO TX EDU FACS CORP REVENUE	10/1/2041	5.00	578,614	468,179
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,001,996	1,001,539
1,665,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	1,691,864	1,547,667
645,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	652,613	636,214
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	716,292	725,833
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,541,620	1,553,470
2,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,696,494	2,673,432
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	489,109	326,435
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,842,773	3,502,927
				39,050,744	33,965,506	6.00%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,100	742,393
1,000,000	DOWNTOWN EAST STREETCAR SWR PUBLIC INFRASTRUCUTRE DIST(b)	3/1/2042	5.75	1,000,000	990,596
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,743	668,312
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,031,832	1,437,517
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	380,492
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,018,547	1,016,433
83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Utah (Cont'd):
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	$ 900,000	846,310
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,566	745,940
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2032	5.25	1,000,000	981,016
5,340,191	UTAH ST HSG CORP	12/21/2052	6.00	5,537,004	5,583,592
35,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	35,000	35,047
				14,804,792	13,427,648	2.37%
Vermont
1,000,000	VERMONT ST ECON DEV AUTH MTGE REVENUE	5/1/2045	4.00	1,064,960	726,258
475,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	471,188	462,049
				1,536,148	1,188,307	0.21%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,127
1,000,000	HENRICO CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	10/1/2047	5.00	1,090,945	1,038,685
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(k)	9/1/2041	0.00	178,470	22,072
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)(d)	9/1/2041	5.63	373,458	154,485
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,003,874	1,003,031
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	630,718
1,000,000	VIRGINIA ST HSG DEV AUTH	3/1/2052	3.25	1,000,000	738,531
				5,146,747	4,088,649	0.72%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,854	730,788
350,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	350,000	364,042
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,470,770	1,213,888
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,032,237	786,318
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,026,146	1,023,684
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,150	299,994
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	506,066	462,301
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,309	1,269,924
325,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	325,738	336,907
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	644,621
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	617,821	544,521
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	526,224	498,953
				9,200,315	8,175,941	1.45%
West Virginia
500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2042	4.00	500,000	466,734
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,318,202
				2,385,000	1,784,936	0.32%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2046	0.00	1,892	370
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2047	0.00	2,017	382
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2048	0.00	1,916	357
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2049	0.00	1,841	337
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2050	0.00	1,756	308
84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2051	0.00	$ 1,849	320
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)(f)(i)(j)	7/1/2051	3.75	443,916	205,954
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2052	0.00	1,826	305
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2053	0.00	1,749	286
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2054	0.00	1,684	268
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2055	0.00	1,613	251
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2056	0.00	1,546	236
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)(i)	7/1/2056	5.50	104,505	59,863
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2057	0.00	2,300	224
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2058	0.00	1,436	210
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2059	0.00	1,385	199
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2060	0.00	1,339	186
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2061	0.00	1,287	172
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2062	0.00	1,244	163
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2063	0.00	1,194	153
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2064	0.00	1,156	145
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2065	0.00	1,120	134
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2066	0.00	1,087	125
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(k)	1/1/2067	0.00	12,783	1,461
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	524,081	460,870
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,054,410	923,163
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	939,483
195,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	195,409	195,439
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	6/1/2028	3.00	1,250,000	1,099,566
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(c)(i)	11/1/2028	6.25	1,250,000	750,000
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	990,725	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)(i)	12/1/2048	5.50	13,694	4,245
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,721,586	1,266,080
475,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	474,575	487,488
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	525,687	448,118
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	726,643	648,348
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,416,917	1,265,665
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,407,754	1,418,872
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	671,966	535,336
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,473,680	1,278,446
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,174,284
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2051	2.85	1,000,000	723,678
				17,791,568	14,506,490	2.56%
85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wyoming
370,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	$ 370,000	364,573
				370,000	364,573	0.06%
	Sub-total Municipal Bonds:			591,308,537	510,777,682	90.30%
Short-Term Investments:
11,705,149	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.61%(l)			11,705,149	11,705,149
	Sub-total Short-Term Investments:			11,705,149	11,705,149	2.07%
	Grand total			$ 637,579,543	550,719,201	97.36%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets.
(d)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(g)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(h)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(i)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to $3,579,156 or 0.63% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$ 1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/14/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/46 - 1/1/67	3/26/18-3/8/22	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/28 - 12/1/48	4/3/17-3/26/19	13,694 - 1,250,000

(j)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(k)	Zero coupon bond.
(l)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,762,724 with net sales of $17,057,575 during the fiscal year ended December 31, 2022.
86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	15.64%
Illinois	7.00
Colorado	6.99
Texas	6.50
New York	5.82
California	5.47
Ohio	4.45
New Jersey	3.42
Michigan	3.25
Wisconsin	2.78
Other	38.68
100.00%
At December 31, 2022, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	1,016	$(114,094)	Short	3/23	$ 787
U.S. Treasury Long Bond	190	(23,815)	Short	3/23	345
2-Year U.S. Treasury Note	330	(67,676)	Short	3/23	(72)
5-Year U.S. Treasury Note	609	(65,729)	Short	3/23	111
					$1,171
87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2022
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.(b)	$ 331,893	412,184
29,184	ANZ GROUP HOLDINGS LTD.	380,372	470,123
16,849	APA GROUP	112,443	123,435
2,554	ASX LTD.	51,631	118,279
36,589	ATLASSIAN CORP., CLASS A(c)	9,218,335	4,708,273
300,837	AURIZON HOLDINGS LTD.	766,111	763,997
445,000	BEACH ENERGY LTD.	647,241	483,250
45,302	BHP GROUP LTD.	1,107,240	1,407,406
37,600	BLUESCOPE STEEL LTD.	301,071	431,103
18,654	BRAMBLES LTD.	73,901	153,296
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	447,519
971	COCHLEAR LTD.	35,894	134,945
21,681	COMMONWEALTH BANK OF AUSTRALIA	891,314	1,514,531
8,646	COMPUTERSHARE LTD.	140,296	154,230
39,855	CSL LTD.	2,968,100	7,808,448
34,742	DEXUS	176,794	183,319
649,200	EMECO HOLDINGS LTD.	351,482	340,346
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,357,044
19,923	GOODMAN GROUP	57,689	235,481
68,716	GPT GROUP (THE)	176,591	196,498
1,039,600	GRANGE RESOURCES LTD.	584,855	598,101
148,305	HUB24 LTD.	2,365,981	2,684,885
193,100	INGHAMS GROUP LTD.	550,899	376,010
131,496	LOVISA HOLDINGS LTD.	1,774,947	2,069,017
7,819	MACQUARIE GROUP LTD.	175,414	888,823
174,400	METCASH LTD.	556,523	472,586
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	916,320
403,300	NEW HOPE CORP. LTD.(b)	712,713	1,746,372
17,785	NEWCREST MINING LTD.	171,926	249,928
64,600	NICK SCALI LTD.	464,540	467,978
26,749	NORTHERN STAR RESOURCES LTD.	133,395	198,694
378,300	PACT GROUP HOLDINGS LTD.	787,238	261,429
2,468	RAMSAY HEALTH CARE LTD.	49,765	108,718
18,171	RIO TINTO LTD.	570,958	1,440,193
20,500	SANTOS LTD.	45,732	99,656
123,143	SCENTRE GROUP	212,496	241,465
10,274	SEEK LTD.	106,072	146,546
47,700	SMARTGROUP CORP. LTD.	210,386	165,630
39,820	SONIC HEALTHCARE LTD.	470,951	812,530
57,859	SOUTH32 LTD.	37,235	157,573
297,819	STOCKLAND	734,663	736,055
75,800	SUPER RETAIL GROUP LTD.	517,213	552,726
26,284	TRANSURBAN GROUP	146,611	232,283
12,261	TREASURY WINE ESTATES LTD.	49,081	113,615
462,400	VICINITY LTD.	579,585	629,650
10,565	WASHINGTON H SOUL PATTINSON & CO. LTD.	183,547	198,963
8,635	WESFARMERS LTD.	249,487	269,911
41,271	WESTPAC BANKING CORP.	580,062	656,120
25,548	WOODSIDE ENERGY GROUP LTD.	510,437	616,456
9,073	WOOLWORTHS GROUP LTD.	201,073	207,312
		32,831,121	39,759,252	4.53%
Austria:
15,700	BAWAG GROUP A.G.(c)(d)	600,063	836,942
1,727	ERSTE GROUP BANK A.G.	28,884	55,275
3,577	OMV A.G.	129,822	184,175
313	STRABAG S.E. (BEARER)	5,505	13,100
57,900	TELEKOM AUSTRIA A.G.(c)	422,512	358,239
631	UBM DEVELOPMENT A.G.	28,973	15,400
1,255	VERBUND A.G.	101,844	105,660
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	521,412
23,500	WIENERBERGER A.G.	561,499	567,510
		2,475,021	2,657,713	0.30%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	315,687
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	609,149
See accompanying notes to financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
19,000	BPOST S.A.	$ 195,697	97,706
11,249	D'IETEREN GROUP	1,579,901	2,157,836
102,700	ECONOCOM GROUP S.A./N.V.	381,201	313,315
434	ELIA GROUP S.A./N.V.	51,795	61,696
44,892	GROUPE BRUXELLES LAMBERT N.V.	3,947,823	3,583,915
3,576	KBC GROUP N.V.	87,957	229,982
21,394	ONTEX GROUP N.V.(c)	501,601	142,904
217	SOFINA S.A.	37,602	47,758
13,300	TELENET GROUP HOLDING N.V.	551,801	217,114
14,300	TESSENDERLO GROUP S.A.(c)	622,327	510,503
2,245	UCB S.A.	107,034	176,776
		8,457,192	8,464,341	0.96%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	202,517
184,550	CI&T, INC., CLASS A(c)	2,442,433	1,199,575
599,608	GRUPO SBF S.A.	2,261,754	1,450,679
178,462	TELEFONICA BRASIL S.A. ADR(e)	1,952,442	1,276,003
587,359	VAMOS LOCACAO DE CAMINHOES MAQUINAS E EQUIPAMENTOS S.A.(c)	1,734,107	1,405,173
106,600	VIBRA ENERGIA S.A.	500,792	313,963
		9,165,692	5,847,910	0.67%
Canada:
1,202	AGNICO EAGLE MINES LTD.	34,378	62,492
2,638	AGNICO EAGLE MINES LTD. (TORONTO EXCHANGE)	112,268	137,083
5,359	AIR CANADA(c)	65,966	76,744
128,691	ALIMENTATION COUCHE-TARD, INC.	3,806,366	5,655,181
7,866	ALTAGAS LTD.	135,598	135,825
37,507	ARC RESOURCES LTD.	454,584	505,541
120,200	ARTIS REAL ESTATE INVESTMENT TRUST	1,120,762	799,854
163,600	B2GOLD CORP.	818,860	581,179
785	BANK OF MONTREAL	34,168	71,121
5,587	BANK OF MONTREAL (TORONTO EXCHANGE)	494,898	506,131
2,936	BANK OF NOVA SCOTIA (THE)	67,574	143,805
5,874	BANK OF NOVA SCOTIA (THE) (TORONTO EXCHANGE)	283,379	287,800
21,552	BARRICK GOLD CORP.	329,659	369,440
793	BROOKFIELD ASSET MANAGEMENT LTD., CLASS A(c)	23,791	22,735
3,172	BROOKFIELD CORP.	104,532	99,791
11,605	BRP, INC. (SUB VOTING)	468,941	884,774
6,515	CAE, INC.(c)	109,270	126,018
5,652	CANADIAN APARTMENT PROPERTIES REIT	174,890	178,159
14,814	CANADIAN NATIONAL RAILWAY CO. (TORONTO EXCHANGE)	1,787,370	1,761,088
4,615	CANADIAN NATURAL RESOURCES LTD.	252,893	256,279
135,188	CANADIAN PACIFIC RAILWAY LTD.	5,073,651	10,083,673
7,173	CANADIAN TIRE CORP. LTD., CLASS A	783,882	749,616
18,853	CANADIAN UTILITIES LTD., CLASS A	501,070	510,312
18,599	CARGOJET, INC.	1,772,510	1,598,223
47,300	CASCADES, INC.	494,913	295,538
1	CENOVUS ENERGY, INC.	7	19
45,100	CENTERRA GOLD, INC.	366,388	233,494
4,854	CGI, INC.(c)	385,356	418,398
57,700	CI FINANCIAL CORP.	896,767	575,722
307	CONSTELLATION SOFTWARE, INC.	271,176	479,310
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,896	241,524
19,027	DESCARTES SYSTEMS GROUP (THE), INC.(c)	734,526	1,326,410
6,582	DOLLARAMA, INC.	86,132	384,955
6,399	EMERA, INC.	261,745	244,570
7,911	ENBRIDGE, INC.	298,682	309,195
72,100	ENERPLUS CORP.	414,689	1,272,666
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	196,667
317	FIRSTSERVICE CORP.	37,450	38,820
18,308	FORTIS, INC.	727,467	732,590
1,786	FRANCO-NEVADA CORP.	212,062	243,458
2,479	GFL ENVIRONMENTAL, INC. (SUB VOTING)	63,803	72,393
9,305	GFL ENVIRONMENTAL, INC. (SUB VOTING) (NEW YORK EXCHANGE)	253,422	271,985
2,549	GILDAN ACTIVEWEAR, INC.	73,352	69,806
See accompanying notes to financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
6,138	HYDRO ONE LTD.(d)	$ 154,425	164,420
19,500	IA FINANCIAL CORP., INC.	882,358	1,141,629
1,503	IGM FINANCIAL, INC.	37,289	41,960
3,196	IMPERIAL OIL LTD.	141,353	155,669
415	INTACT FINANCIAL CORP.	33,776	59,740
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	12,323
42,876	KINROSS GOLD CORP.	152,204	174,797
2,635	LOBLAW COS. LTD.	101,823	232,985
12,133	LULULEMON ATHLETICA, INC.(c)	2,123,456	3,887,171
1,530	MAGNA INTERNATIONAL, INC.	83,581	85,955
785	MANULIFE FINANCIAL CORP.	8,661	14,004
13,655	MANULIFE FINANCIAL CORP. (TORONTO EXCHANGE)	223,352	243,551
3,331	METRO, INC.	71,587	184,435
12,800	MULLEN GROUP LTD.	142,241	137,548
19,328	NATIONAL BANK OF CANADA	618,005	1,302,285
4,328	NORTHLAND POWER, INC.	125,813	118,684
10,766	ONEX CORP.	493,620	519,138
7,493	OPEN TEXT CORP.	205,449	222,023
7,809	PARKLAND CORP.	166,853	171,348
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	493,619
2,253	POWER CORP. OF CANADA	51,403	52,997
164,771	PRAIRIESKY ROYALTY LTD.	2,665,487	2,640,717
10,190	QUEBECOR, INC., CLASS B	206,008	227,281
1,976	RESTAURANT BRANDS INTERNATIONAL, INC.	102,959	127,788
3,916	RESTAURANT BRANDS INTERNATIONAL, INC. (TORONTO EXCHANGE)	219,594	253,267
19,784	RIOCAN REAL ESTATE INVESTMENT TRUST	262,184	308,741
11,072	ROYAL BANK OF CANADA	1,017,596	1,040,964
8,705	SHAW COMMUNICATIONS, INC., CLASS B	218,267	250,799
5,130	SHOPIFY, INC., CLASS A(c)	136,625	178,062
11,561	SHOPIFY, INC., CLASS A (TORONTO EXCHANGE)(c)	328,080	401,390
10,500	STELCO HOLDINGS, INC.	316,173	343,460
94,063	SUNCOR ENERGY, INC.	1,664,427	2,983,756
2,955	TC ENERGY CORP.	78,434	117,786
12,597	TC ENERGY CORP. (TORONTO EXCHANGE)	584,029	502,205
10,940	TELUS CORP.	224,373	211,124
1,358	TFI INTERNATIONAL, INC.	127,516	136,011
35,765	THOMSON REUTERS CORP.	3,897,238	4,079,957
416	TRISURA GROUP LTD.(c)	490	13,915
31,500	WAJAX CORP.	462,770	459,007
537	WEST FRASER TIMBER CO. LTD.	38,544	38,776
7,242	WHEATON PRECIOUS METALS CORP.	227,571	282,941
1,466	WSP GLOBAL, INC.	166,444	170,084
		44,097,448	57,194,696	6.51%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	257,713
318,400	CENCOSUD S.A.	432,618	523,629
198,200	VINA CONCHA Y TORO S.A.	327,546	250,013
		1,099,563	1,031,355	0.12%
China:
654,000	3SBIO, INC.(d)	426,195	695,437
290,000	AGILE GROUP HOLDINGS LTD.(b)(c)	352,847	85,825
403,176	ALIBABA GROUP HOLDING LTD.(c)	7,022,557	4,455,083
429,000	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,286,150	1,500,452
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	137,432
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	155,481
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	641,890
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H(b)	329,834	495,904
383,000	HENGAN INTERNATIONAL GROUP CO. LTD.	2,611,659	2,033,880
439,500	LI NING CO. LTD.	5,312,213	3,814,786
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	402,603
111,000	SILERGY CORP.	2,108,519	1,576,402
140,000	TRIP.COM GROUP LTD.(c)	3,329,549	4,907,340
65,567	XIAMEN FARATRONIC CO. LTD., CLASS A	1,832,871	1,514,710
See accompanying notes to financial statements.	91	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont'd):
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	$ 352,186	317,230
		27,403,073	22,734,455	2.59%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	518,641
		402,293	518,641	0.06%
Denmark:
116,080	ALK-ABELLO A/S(c)	1,637,834	1,604,981
80	AP MOLLER - MAERSK A/S, CLASS A	99,716	177,002
77	AP MOLLER - MAERSK A/S, CLASS B	74,368	173,136
1,300	CARLSBERG A/S, CLASS B	50,752	172,764
1,500	COLOPLAST A/S, CLASS B	27,666	175,333
22,200	D/S NORDEN A/S	318,701	1,335,809
12,005	DANSKE BANK A/S	141,793	237,273
3,896	DEMANT A/S(c)	70,444	107,989
19,817	DSV A/S	1,687,110	3,127,964
8,040	GENMAB A/S ADR(c)(e)	100,710	340,735
10,285	NOVO NORDISK A/S ADR(e)	854,776	1,391,972
76,114	NOVO NORDISK A/S, CLASS B	8,503,899	10,277,384
2,460	NOVOZYMES A/S, CLASS B	38,505	124,615
2,787	ORSTED A/S(d)	248,326	253,272
2,802	PANDORA A/S	27,668	196,876
12,200	PER AARSLEFF HOLDING A/S	552,758	460,126
245	ROCKWOOL A/S, CLASS B	37,155	57,593
40,769	ROYAL UNIBREW A/S	2,877,668	2,906,790
4,300	SOLAR A/S, CLASS B	269,282	383,774
21,550	SPAR NORD BANK A/S	311,357	330,068
3,250	TOPDANMARK A/S	33,362	170,949
16,220	VESTAS WIND SYSTEMS A/S	150,564	471,881
		18,114,414	24,478,286	2.79%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	186,888
		244,707	186,888	0.02%
Finland:
27,200	KEMIRA OYJ	447,150	417,236
5,584	KESKO OYJ, CLASS B	30,705	123,254
3,256	KONE OYJ, CLASS B	35,674	168,344
21,225	NESTE OYJ	67,704	977,427
121,677	NOKIA OYJ	534,899	563,588
540,905	NOKIA OYJ ADR(e)	2,364,385	2,509,799
46,541	NORDEA BANK ABP	419,121	498,109
1,960	ORION OYJ, CLASS B	49,561	107,506
15,829	STORA ENSO OYJ (REGISTERED)	75,698	222,816
11,934	UPM-KYMMENE OYJ	99,929	446,222
38,449	VALMET OYJ	999,027	1,035,529
		5,123,853	7,069,830	0.81%
France:
4,611	AIR LIQUIDE S.A.	539,629	653,506
10,358	AIRBUS S.E.	325,383	1,230,959
6,173	ALSTOM S.A.	108,951	150,792
4,199	ARKEMA S.A.	378,617	377,025
21,399	AXA S.A.	257,534	596,830
15,160	BNP PARIBAS S.A.	712,479	864,142
3,062	CAPGEMINI S.E.	111,713	511,160
9,832	CARREFOUR S.A.	151,252	164,606
17,497	CIE DE SAINT-GOBAIN	382,786	855,009
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	225,974
37,390	COFACE S.A.	449,179	485,893
852	COVIVIO	39,755	50,572
43,315	CREDIT AGRICOLE S.A.	349,095	455,830
183,034	DANONE S.A.	11,286,353	9,645,573
4,893	DASSAULT SYSTEMES S.E.	167,866	175,437
3,422	EDENRED	102,446	186,378
26,507	ENGIE S.A.	331,812	379,877
591	ESSILORLUXOTTICA S.A.	53,785	106,915
2,180	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	301,642	394,842
See accompanying notes to financial statements.	92	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
2,901	EURAZEO S.E.	$ 76,265	180,422
858	EUROAPI S.A.(c)	11,312	12,720
20,752	GAZTRANSPORT ET TECHNIGAZ S.A.	2,681,230	2,216,955
9,197	GETLINK S.E.	70,409	147,428
376	HERMES INTERNATIONAL	464,612	581,597
3,399	INFOTEL S.A.	145,404	200,843
8,900	IPSEN S.A.	736,413	957,464
9,500	KAUFMAN & BROAD S.A.	362,957	279,147
1,026	KERING S.A.	174,510	522,233
671	KLEPIERRE S.A.(c)	8,398	15,464
4,848	LEGRAND S.A.	109,851	388,282
6,263	L'OREAL S.A.	660,831	2,236,531
11,384	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,498,471	8,285,264
58,600	MERCIALYS S.A.	617,151	612,856
14,296	MERSEN S.A.	465,081	577,694
14,900	NEXITY S.A.	742,412	415,649
25,890	ORANGE S.A.	251,572	257,213
25,090	PERNOD RICARD S.A.	3,988,733	4,935,083
3,242	PUBLICIS GROUPE S.A.	158,840	206,211
4,530	RENAULT S.A.(c)	108,733	151,657
22,900	REXEL S.A.(c)	437,632	452,025
14,200	ROTHSCHILD & CO.	637,550	567,735
53,557	SAFRAN S.A.	5,879,225	6,703,035
14,358	SANOFI	1,121,725	1,380,798
278	SCHNEIDER ELECTRIC S.E.	8,838	39,403
49,622	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	6,456,483	6,943,568
14,443	SOCIETE GENERALE S.A.	201,715	363,013
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	179,568
7,150	SODEXO S.A.(c)	647,363	684,855
4,719	SODEXO S.A.(c)	415,153	452,004
42,944	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,698,178	4,113,343
17,479	SOITEC(c)	2,046,916	2,859,884
51,800	TELEVISION FRANCAISE 1	458,222	396,740
1,413	THALES S.A.	81,763	180,447
35,335	TOTALENERGIES S.E.	1,732,392	2,218,398
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	347,185
10,500	VICAT S.A.	406,419	263,572
7,810	VINCI S.A.	316,569	779,924
22,858	VIVENDI S.E.	184,128	218,111
537	WENDEL S.E.	37,844	50,125
		54,482,173	69,885,766	7.96%
Georgia:
26,000	BANK OF GEORGIA GROUP PLC	447,200	818,822
		447,200	818,822	0.09%
Germany:
25,527	ADIDAS A.G.	2,808,791	3,482,893
7,853	ALLIANZ S.E. (REGISTERED)	680,763	1,688,814
6,098	AURUBIS A.G.	286,000	498,448
10,508	BASF S.E.	428,412	521,808
12,394	BAYER A.G. (REGISTERED)	628,360	641,135
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	277,045
828	BEIERSDORF A.G.	35,556	95,015
1,188	BRENNTAG S.E.	43,546	75,946
3,380	COVESTRO A.G.(d)	99,223	132,242
23,800	CROPENERGIES A.G.	337,485	331,707
5,205	DAIMLER TRUCK HOLDING A.G.(c)	126,102	161,273
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,469	159,661
4,525	DEUTSCHE BOERSE A.G.	273,152	781,787
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(c)	128,838	186,082
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(d)	673,490	422,572
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	671,375
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	882,435
43,262	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,665,288	2,148,775
23,600	FREENET A.G.	557,311	515,863
58,962	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	4,079,129	1,929,452
See accompanying notes to financial statements.	93	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
6,137	FRESENIUS S.E. & CO. KGAA	$ 142,558	172,445
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	226,679
2,246	HANNOVER RUECK S.E.	94,321	445,985
4,440	HEIDELBERGCEMENT A.G.	183,098	253,229
10,060	HYPOPORT S.E.(c)	1,924,206	1,048,874
20,563	INFINEON TECHNOLOGIES A.G.	112,405	625,792
6,898	JOST WERKE A.G.(d)	220,853	388,397
1,916	KION GROUP A.G.	36,282	54,905
3,104	LEG IMMOBILIEN S.E.	186,663	202,218
9,952	MERCEDES-BENZ GROUP A.G.	550,799	654,101
2,159	MERCK KGAA	96,589	418,078
904	MTU AERO ENGINES A.G.	139,764	195,666
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,005,863
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	170,676
7,700	PUBLITY A.G.(b)(c)	286,657	240,680
63,733	PUMA S.E.	2,933,127	3,868,244
4,082	RHEINMETALL A.G.	476,391	812,960
6,238	RWE A.G.	186,468	277,716
11,186	SAP S.E.	905,937	1,154,179
1,116	SAP S.E. ADR(e)	104,801	115,160
40,258	SCOUT24 S.E.(d)	2,500,884	2,022,410
12,193	SIEMENS A.G. (REGISTERED)	724,684	1,692,061
2,953	SIEMENS HEALTHINEERS A.G.(d)	135,447	147,715
3,600	SILTRONIC A.G.	264,192	262,624
1,829	SYMRISE A.G.	181,019	199,016
25,394	UNITED INTERNET A.G. (REGISTERED)	821,198	513,487
1,118	VOLKSWAGEN A.G.	162,556	176,702
9,774	VONOVIA S.E.	211,893	230,386
5,487	ZALANDO S.E.(c)(d)	107,697	194,474
		28,955,983	33,375,050	3.80%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	105,358
		54,075	105,358	0.01%
Hong Kong:
653,600	AIA GROUP LTD.	3,713,024	7,268,316
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	156,762
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	496,358
48,544	CK ASSET HOLDINGS LTD.	130,843	298,835
20,500	CK HUTCHISON HOLDINGS LTD.	118,979	123,045
6,000	CLP HOLDINGS LTD.	46,472	43,777
998,000	FIRST PACIFIC CO. LTD.	376,906	297,912
988	FUTU HOLDINGS LTD. ADR(c)(e)	35,968	40,162
23,000	GALAXY ENTERTAINMENT GROUP LTD.	67,134	152,048
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	182,683
105,000	HANG LUNG PROPERTIES LTD.	178,246	205,280
58,331	HENDERSON LAND DEVELOPMENT CO. LTD.	147,476	203,642
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	509,767
134,000	KINGBOARD HOLDINGS LTD.	630,206	426,612
40,500	LINK REIT	84,196	297,312
46,500	MTR CORP. LTD.	172,190	246,337
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	335,535
18,000	POWER ASSETS HOLDINGS LTD.	96,954	98,585
33,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	62,383	73,395
1,024,000	SSY GROUP LTD.	465,746	565,431
15,000	SUN HUNG KAI PROPERTIES LTD.	177,504	205,241
11,500	TECHTRONIC INDUSTRIES CO. LTD.	93,938	128,327
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	376,660
469,800	VALUETRONICS HOLDINGS LTD.	216,550	182,392
626,000	VSTECS HOLDINGS LTD.	568,355	360,902
30,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	145,315	174,878
418,000	XINYI GLASS HOLDINGS LTD.	481,711	778,651
See accompanying notes to financial statements.	94	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	$ 311,883	194,928
		10,269,667	14,423,773	1.64%
India:
511,000	CESC LTD.	527,922	471,901
43,900	CYIENT LTD.	314,004	430,377
183,300	FIRSTSOURCE SOLUTIONS LTD.	97,782	226,660
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,138	421,294
478,371	HCL TECHNOLOGIES LTD.	4,024,070	6,009,561
136,800	HINDUSTAN PETROLEUM CORP. LTD.	526,789	388,837
228,836	ICICI BANK LTD. ADR(e)	5,132,640	5,009,220
586,935	INDUS TOWERS LTD.	2,316,471	1,351,164
40,400	JUBILANT PHARMOVA LTD.	278,630	183,004
122,400	KRBL LTD.	353,421	578,711
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	436,569
378,900	LT FOODS LTD.	428,668	529,214
574,300	MARKSANS PHARMA LTD.	378,564	404,363
495,100	NAVA LTD.	815,180	1,469,800
454,600	NMDC LTD.	552,018	676,158
454,600	NMDC STEEL LTD.(c)	218,274	211,557
349,800	PCBL LTD. /INDIA	562,279	548,188
460,200	REDINGTON LTD.	919,384	1,005,731
1,107,100	SJVN LTD.	377,345	458,337
209,994	SYNGENE INTERNATIONAL LTD.(d)	922,067	1,486,305
16,883	WNS HOLDINGS LTD. ADR(c)(e)	1,004,346	1,350,471
		20,626,956	23,647,422	2.69%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	1,013,229
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	206,353
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	472,899
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	403,983
		1,456,280	2,096,464	0.24%
Ireland:
23,709	ACCENTURE PLC, CLASS A	3,583,838	6,326,509
2,899	AERCAP HOLDINGS N.V.(c)	131,933	169,070
72,894	CRH PLC	2,173,228	2,887,868
3,568	DCC PLC	188,706	175,992
200,961	EXPERIAN PLC	4,132,531	6,834,235
2,158	FLUTTER ENTERTAINMENT PLC - CDI(c)	240,212	295,222
27,592	ICON PLC(c)	4,332,769	5,359,746
920	KERRY GROUP PLC, CLASS A	50,283	82,961
506	KINGSPAN GROUP PLC	35,061	27,396
2,117	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	208,533	114,667
17,539	RYANAIR HOLDINGS PLC(c)	235,787	229,238
3,103	SMURFIT KAPPA GROUP PLC	108,081	114,795
		15,420,962	22,617,699	2.58%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	438,807
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	316,627
115,300	ICL GROUP LTD.	461,518	831,465
100,539	MAYTRONICS LTD.	2,170,569	1,000,815
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	940,888
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	405,930
11,822	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(e)	95,344	107,816
		4,253,262	4,042,348	0.46%
Italy:
416,800	A2A S.P.A.	806,512	555,474
211,847	ARISTON HOLDING N.V.	2,059,572	2,181,543
42,000	BANCA IFIS S.P.A.	804,497	598,403
25,272	BANCA MEDIOLANUM S.P.A.	87,322	210,955
51,325	ENEL S.P.A.	241,364	276,352
43,069	ENI S.P.A.	477,488	612,527
32,098	FERRARI N.V.	5,220,120	6,878,733
375,900	IREN S.P.A.	999,472	590,697
39,821	IVECO GROUP N.V.(c)	253,317	236,918
See accompanying notes to financial statements.	95	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
75,670	LEONARDO S.P.A.	$ 606,153	652,868
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	429,800
910	MONCLER S.P.A.	37,687	48,218
244,500	PIAGGIO & C S.P.A.	596,766	733,877
4,902	PRYSMIAN S.P.A.	148,153	181,873
87,873	STEVANATO GROUP S.P.A.	1,622,623	1,579,078
303,468	TECHNOPROBE S.P.A.(c)	2,053,175	2,176,477
6,336	TENARIS S.A.	83,305	110,451
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	255,943
63,644	UNICREDIT S.P.A.	671,591	904,191
71,681	UNIPOL GRUPPO S.P.A.	376,844	349,740
		17,626,056	19,564,118	2.23%
Japan:
30,600	ADEKA CORP.	390,224	504,560
4,700	AEON CO. LTD.	52,433	99,666
600	AEON REIT INVESTMENT CORP.	728,822	706,340
2,300	AISIN CORP.	37,584	61,864
15,000	AJINOMOTO CO., INC.	116,767	460,721
23,000	ARCS CO. LTD.	480,595	384,852
47,100	ARTERIA NETWORKS CORP.	431,161	446,093
5,500	ASAHI GROUP HOLDINGS LTD.(b)	83,346	172,619
13,000	ASAHI KASEI CORP.	46,220	93,251
22,100	ASAHI YUKIZAI CORP	276,792	471,671
37,000	ASTELLAS PHARMA, INC.	236,149	565,685
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	95,024
95,300	BAYCURRENT CONSULTING, INC.	1,600,390	2,988,110
13,800	BRIDGESTONE CORP.(b)	205,726	493,263
32,100	BROTHER INDUSTRIES LTD.	541,898	490,892
48,400	BUNKA SHUTTER CO. LTD.	363,296	408,619
1,900	CANON, INC.	42,134	41,340
900	CENTRAL JAPAN RAILWAY CO.	103,827	111,128
32,500	CHIBA BANK (THE) LTD.	178,628	238,228
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	346,449
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	234,265
28,400	CREDIT SAISON CO. LTD.	361,395	368,092
27,500	CRESCO LTD.	342,183	365,228
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	241,820
29,100	DAIICHI SANKYO CO. LTD.	150,922	942,358
4,500	DAIKIN INDUSTRIES LTD.	124,473	692,624
29,500	DAITRON CO. LTD.	489,565	512,946
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	171,355
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	415,178
8,200	DENSO CORP.	185,234	408,376
3,300	DENTSU GROUP, INC.	56,753	104,225
3,400	EAST JAPAN RAILWAY CO.	181,974	194,819
6,700	ECO'S CO. LTD.	100,999	96,181
3,100	EISAI CO. LTD.	127,178	205,596
28,300	ELEMATEC CORP.	262,160	333,372
34,800	ENEOS HOLDINGS, INC.	122,810	118,793
20,400	EXEDY CORP.	319,517	251,192
2,600	FANUC CORP.	182,941	392,952
1,300	FAST RETAILING CO. LTD.	188,734	797,691
30,520	FEED ONE CO. LTD.	251,096	166,274
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	250,689
31,700	FUJI CORP.	564,353	466,176
4,700	FUJI ELECTRIC CO. LTD.	61,631	180,136
36,100	FUJI PHARMA CO. LTD.	376,394	281,395
8,700	FUJIFILM HOLDINGS CORP.	163,215	439,176
2,400	FUJITSU LTD.	131,326	322,127
35,800	FURUNO ELECTRIC CO. LTD.	322,070	264,326
21,600	GMO PAYMENT GATEWAY, INC.	1,720,093	1,797,257
22,800	GUNGHO ONLINE ENTERTAINMENT, INC.	352,400	370,387
119,800	HACHIJUNI BANK (THE) LTD.	476,117	501,144
3,000	HAMAMATSU PHOTONICS K.K.	52,686	144,468
17,800	HASEKO CORP.	232,270	199,782
141	HIROSE ELECTRIC CO. LTD.	11,109	17,835
19,000	HITACHI LTD.	295,895	968,676
See accompanying notes to financial statements.	96	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
15,200	HONDA MOTOR CO. LTD.	$ 370,123	351,161
5,300	HOYA CORP.	112,594	513,079
72,100	IDOM, INC.	435,748	364,785
40,800	INNOTECH CORP.	377,287	401,347
15,200	INPEX CORP.(b)	144,096	161,682
18,200	ITOCHU CORP.	192,005	574,956
108,600	ITOHAM YONEKYU HOLDINGS, INC.	686,193	580,072
21,900	JACCS CO. LTD.	467,646	688,338
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	488,522
127,400	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,467,700	1,605,605
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	101,208
14,300	JAPAN TOBACCO, INC.(b)	255,669	289,944
56,900	JEOL LTD.	3,057,952	1,556,469
18,900	KAGA ELECTRONICS CO. LTD.	477,103	588,285
3,500	KAJIMA CORP.	15,004	40,963
26,900	KANAMOTO CO. LTD.	620,666	463,843
57,300	KANDENKO CO. LTD.	547,713	375,917
12,300	KANEKA CORP.	387,968	308,344
2,000	KANSAI PAINT CO. LTD.	10,449	24,672
9,000	KAO CORP.(b)	183,106	360,370
29,762	KDDI CORP.	238,488	903,020
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	68,668
16,924	KEYENCE CORP.	2,447,298	6,630,845
6,000	KIKKOMAN CORP.	52,867	317,281
67,600	KITZ CORP.	466,295	406,404
69,800	KOBE BUSSAN CO. LTD.	1,533,232	2,015,712
22,200	KOHNAN SHOJI CO. LTD.	670,131	578,513
10,100	KOMATSU LTD.	197,184	221,332
17,100	KOMERI CO. LTD.	325,887	356,098
2,300	KONAMI GROUP CORP.	50,313	104,625
21,000	KUBOTA CORP.	129,773	290,742
6,900	KUREHA CORP.	316,117	423,758
400	KYOCERA CORP.	11,033	19,970
5,000	KYOWA KIRIN CO. LTD.	54,616	115,056
24,200	LASERTEC CORP.	3,623,907	4,009,669
13,100	LINTEC CORP.	259,789	214,307
4,800	M3, INC.	51,468	130,863
19,100	MARUBENI CORP.	186,544	220,485
6,500	MARUI GROUP CO. LTD.	32,287	108,020
7,700	MAZDA MOTOR CORP.	38,348	58,965
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	1,008,057
2,400	MEIJI HOLDINGS CO. LTD.	38,749	123,255
12,800	MELCO HOLDINGS, INC.	351,215	296,007
45,600	MICRONICS JAPAN CO. LTD.	470,973	452,386
8,700	MINEBEA MITSUMI, INC.	84,406	130,659
597	MIRAI CORP.	328,940	205,611
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	23,477
17,500	MITSUBISHI CORP.	230,376	571,110
19,400	MITSUBISHI ELECTRIC CORP.	185,711	194,163
8,100	MITSUBISHI ESTATE CO. LTD.	101,411	105,601
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	118,070
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	63,792
1,200	MITSUBISHI HEAVY INDUSTRIES LTD.	45,240	47,857
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	503,993
127,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	634,731	860,956
20,800	MITSUBOSHI BELTING LTD.	335,754	542,030
16,600	MITSUI & CO. LTD.	187,177	487,350
7,400	MITSUI CHEMICALS, INC.	87,469	167,746
4,800	MITSUI OSK LINES LTD.	108,940	120,329
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	657,422
26,000	MIZUHO FINANCIAL GROUP, INC.	302,862	367,693
20,400	MUGEN ESTATE CO. LTD.	117,733	75,855
10,800	MURATA MANUFACTURING CO. LTD.	162,615	542,140
20,200	NANTO BANK (THE) LTD.	470,557	394,488
4,500	NEC CORP.	151,340	158,926
6,900	NEXON CO. LTD.	122,522	155,728
3,000	NGK SPARK PLUG CO. LTD.	28,359	55,753
See accompanying notes to financial statements.	97	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
16,700	NICHIAS CORP.	$ 297,341	300,559
7,800	NIDEC CORP.	129,234	406,463
145,700	NIHON M&A CENTER HOLDINGS, INC.	1,953,502	1,808,483
16,600	NIKKON HOLDINGS CO. LTD.	337,754	297,495
69,900	NINTENDO CO. LTD.	2,300,273	2,946,410
400	NIPPON EXPRESS HOLDINGS, INC.	11,192	22,981
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	871,417
9,300	NIPPON YUSEN K.K.	39,009	220,383
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	446,866
5,000	NISSAN CHEMICAL CORP.	50,851	220,207
42,500	NISSAN MOTOR CO. LTD.	138,126	135,395
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	95,276
2,700	NITORI HOLDINGS CO. LTD.	87,310	350,770
3,200	NITTO DENKO CORP.	77,639	186,529
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	236,018
19,700	NITTO KOGYO CORP.	334,275	353,651
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	534,776
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	232,628
16,000	NSW, INC.	308,868	247,607
7,000	NTT DATA CORP.	36,519	103,048
27,100	OBAYASHI CORP.	184,757	206,079
46,900	OJI HOLDINGS CORP.	180,969	189,758
51,100	OKAMURA CORP.	721,626	554,064
33,200	OLYMPUS CORP.	211,415	594,989
1,100	OMRON CORP.	31,828	53,684
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	117,457
4,800	ORIENTAL LAND CO. LTD.	113,097	700,762
24,900	PANASONIC HOLDINGS CORP.	190,748	210,694
4,100	PERSOL HOLDINGS CO. LTD.	37,131	88,348
152,800	RAKUS CO. LTD.	2,099,899	1,844,218
2,700	RECRUIT HOLDINGS CO. LTD.	40,141	85,933
45,300	RESONA HOLDINGS, INC.	172,185	249,626
1,200	RINNAI CORP.	52,047	89,881
25,400	RION CO. LTD.	486,337	356,305
400	ROHM CO. LTD.	13,823	29,046
19,000	SANKI ENGINEERING CO. LTD.	229,614	224,253
13,620	SBI HOLDINGS, INC.	110,355	261,213
1,200	SECOM CO. LTD.	44,072	68,970
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	297,364
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	178,539
6,000	SEKISUI HOUSE LTD.	44,394	106,682
69,500	SEVEN & I HOLDINGS CO. LTD.	2,436,295	2,997,333
5,200	SHIBAURA MECHATRONICS CORP.	411,582	395,824
17,900	SHIFT, INC.(c)	2,401,478	3,183,374
4,000	SHIMADZU CORP.	25,419	114,142
1,500	SHIMANO, INC.	58,204	239,104
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,137,382
4,000	SHIONOGI & CO. LTD.	67,679	200,732
5,800	SHISEIDO CO. LTD.	87,058	285,978
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	232,319
900	SMC CORP.	106,941	381,149
27,600	SOFTBANK CORP.	277,319	312,929
36,800	SOFTBANK GROUP CORP.	412,233	1,582,591
5,700	SOMPO HOLDINGS, INC.	114,918	254,511
17,200	SONY GROUP CORP.	1,207,916	1,315,163
2,800	SQUARE ENIX HOLDINGS CO. LTD.	122,801	130,783
5,700	SUBARU CORP.	26,572	88,058
33,600	SUMITOMO CHEMICAL CO. LTD.	114,616	121,353
17,900	SUMITOMO CORP.	237,245	299,515
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	813,910
10,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	308,888	411,606
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	38,049
5,800	SUZUKI MOTOR CORP.	104,611	188,752
34,100	SWCC SHOWA HOLDINGS CO. LTD.	593,339	465,354
2,600	SYSMEX CORP.	51,707	158,449
20,100	T RAD CO. LTD.	425,712	396,364
2,200	TAISEI CORP.	19,821	71,244
See accompanying notes to financial statements.	98	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	$ 375,360	444,805
3,600	TDK CORP.	62,321	118,912
66,300	TECHNOPRO HOLDINGS, INC.	1,836,287	1,780,764
11,600	TERUMO CORP.	117,165	331,100
36,400	TOAGOSEI CO. LTD.	307,043	308,418
1,000	TOHO CO. LTD.	13,412	38,708
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	930,722
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	107,478	118,601
3,300	TOKYO ELECTRON LTD.	135,391	977,629
8,200	TOKYO GAS CO. LTD.	148,002	161,513
23,900	TOKYO SEIMITSU CO. LTD.	999,876	777,606
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	466,199
3,000	TOTO LTD.	30,029	102,865
1,000	TOYO SUISAN KAISHA LTD.	25,714	38,860
33,300	TOYOTA BOSHOKU CORP.	638,507	448,094
4,000	TOYOTA INDUSTRIES CORP.	101,266	220,664
83,100	TOYOTA MOTOR CORP.	1,182,065	1,147,659
4,230	TOYOTA MOTOR CORP. ADR(e)	341,425	577,733
1,700	TOYOTA TSUSHO CORP.	14,142	63,277
32,900	TPR CO. LTD.	424,011	305,837
21,900	TRANSCOSMOS, INC.	679,057	543,161
900	TREND MICRO, INC.	26,540	42,106
50,900	TSUGAMI CORP.	536,991	451,057
19,200	UBE CORP.	387,205	283,523
7,700	UNICHARM CORP.	67,055	297,345
800	USS CO. LTD.	3,505	12,771
19,000	VALOR HOLDINGS CO. LTD.	422,334	263,776
36,900	VISIONAL, INC.(c)	1,817,004	2,451,753
3,900	WEST JAPAN RAILWAY CO.	155,776	170,246
1,300	YAKULT HONSHA CO. LTD.	22,252	84,791
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	549,114
4,600	YAMAHA MOTOR CO. LTD.	46,377	105,501
5,000	YASKAWA ELECTRIC CORP.	48,019	160,965
10,100	YUASA TRADING CO. LTD.	293,394	278,589
		79,926,578	105,257,094	11.99%
Macau:
45,200	SANDS CHINA LTD.(c)	104,151	149,982
		104,151	149,982	0.02%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,380	355,239
274,300	RHB BANK BHD.	377,864	360,544
		715,244	715,783	0.08%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,811	635,510
260,072	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(c)(e)	3,270,674	2,174,202
126,204	GRUMA S.A.B. DE C.V., CLASS B	1,434,319	1,688,678
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	496,104
428,429	QUALITAS CONTROLADORA S.A.B. DE C.V.	2,031,458	1,889,032
		7,507,043	6,883,526	0.78%
Netherlands:
3,898	ADYEN N.V.(c)(d)	6,108,941	5,375,996
143,900	AEGON N.V.	363,250	729,831
122,823	AEGON N.V. (REGISTERED)	301,298	619,028
459	AKZO NOBEL N.V.	18,664	30,738
14,335	ASM INTERNATIONAL N.V.	4,348,472	3,616,026
5,173	ASML HOLDING N.V.	2,298,941	2,789,761
8,915	ASML HOLDING N.V. (REGISTERED)	1,514,558	4,871,156
21,600	ASR NEDERLAND N.V.	788,307	1,025,448
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,194	735,442
3,610	EXOR N.V.(c)	90,616	263,933
51,500	FORFARMERS N.V.	322,452	161,250
980	HEINEKEN HOLDING N.V.	24,979	75,584
2,822	HEINEKEN N.V.	79,167	265,469
492,516	ING GROEP N.V.	4,489,185	6,003,911
4,634	JUST EAT TAKEAWAY.COM N.V.(c)(d)	71,044	97,969
See accompanying notes to financial statements.	99	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	$ 203,381	507,273
3,281	KONINKLIJKE DSM N.V.	122,903	401,438
65,970	KONINKLIJKE KPN N.V.	190,999	204,085
265,520	KONINKLIJKE PHILIPS N.V.	5,954,845	3,980,300
5,254	NN GROUP N.V.	212,994	214,617
117,200	ORDINA N.V.	366,521	486,145
11,126	PROSUS N.V.(c)	599,758	767,588
8,117	QIAGEN N.V. (NEW YORK EXCHANGE)(c)	119,394	408,463
209	RANDSTAD N.V.	4,033	12,743
23,800	SIGNIFY N.V.(d)	640,632	799,459
49,916	STELLANTIS N.V.	203,470	708,730
97,212	UNIVERSAL MUSIC GROUP N.V.	2,511,442	2,342,404
6,193	WOLTERS KLUWER N.V.	101,075	648,080
		32,788,515	38,142,867	4.35%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	107,577
		115,879	107,577	0.01%
Norway:
6,359	ADEVINTA ASA(c)	37,714	42,580
30,933	AKER BP ASA	1,041,758	960,183
32,200	ATEA ASA(c)	360,833	374,694
1,533,125	AUTOSTORE HOLDINGS LTD.(c)(d)	2,261,306	2,805,127
43,581	BAKKAFROST P/F	2,101,882	2,740,272
12,068	DNB BANK ASA	82,736	239,529
12,661	EQUINOR ASA ADR(e)	278,598	453,390
65,300	EUROPRIS ASA(d)	420,002	457,583
23,955	NORSK HYDRO ASA	48,328	179,281
57,040	STOREBRAND ASA	364,067	497,225
2,400	YARA INTERNATIONAL ASA	55,523	105,488
		7,052,747	8,855,352	1.01%
Poland:
24,000	ASSECO POLAND S.A.	487,128	397,686
37,500	CYFROWY POLSAT S.A.	259,610	150,724
20,074	DINO POLSKA S.A.(c)(d)	1,297,293	1,719,509
		2,044,031	2,267,919	0.26%
Portugal:
28,336	EDP - ENERGIAS DE PORTUGAL S.A.	83,675	141,227
14,452	GALP ENERGIA SGPS S.A.	143,129	195,079
9,417	JERONIMO MARTINS SGPS S.A.	105,676	203,423
123,300	NAVIGATOR (THE) CO. S.A.	307,999	455,881
		640,479	995,610	0.11%
Russia:
152,020	CIAN PLC ADR(c)(e)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(c)(f)	21,771	-
24,310	HEADHUNTER GROUP PLC ADR(e)(f)	515,030	-
25,740,000	RUSHYDRO PJSC(b)(f)	218,665	-
		3,095,121	-	0.00%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	772,909
779,800	AZTECH GLOBAL LTD.	481,808	483,227
147,000	CAPITALAND ASCENDAS REIT	291,464	300,717
30,100	CITY DEVELOPMENTS LTD.	170,621	184,951
28,200	DBS GROUP HOLDINGS LTD.	158,529	714,158
26,889	GRAB HOLDINGS LTD., CLASS A(c)	66,621	86,583
39,200	KEPPEL CORP. LTD.	150,880	212,477
5,640	KEPPEL REIT	1,183	3,832
16,500	OVERSEA-CHINESE BANKING CORP. LTD.	141,635	150,045
4,931	SEA LTD. ADR(c)(e)	269,692	256,560
51,700	SINGAPORE AIRLINES LTD.	194,072	213,454
13,000	SINGAPORE EXCHANGE LTD.	40,226	86,867
9,500	UNITED OVERSEAS BANK LTD.	119,702	217,747
53,000	UOL GROUP LTD.	258,414	265,910
See accompanying notes to financial statements.	100	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont'd):
63,000	VENTURE CORP. LTD.	$ 736,486	802,434
		3,347,302	4,751,871	0.54%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	400,939
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	569,364
42,500	BARLOWORLD LTD.	242,391	211,984
132,200	INVESTEC PLC	773,831	817,336
77,490	METAIR INVESTMENTS LTD.	120,958	125,416
68,600	OCEANA GROUP LTD.	268,470	255,525
83,378	TELKOM S.A. SOC LTD.(c)	425,342	147,312
5,284	THUNGELA RESOURCES LTD.	1,910	87,197
42,500	ZEDA LTD.(c)	47,481	34,068
		2,613,930	2,649,141	0.30%
South Korea:
17,700	APTC CO. LTD.	390,846	149,825
25,000	DAESANG CORP.	545,401	434,746
20,489	DB HITEK CO. LTD.	270,468	609,011
4,784	DL E&C CO. LTD.(c)	210,584	128,687
1,907	DL HOLDINGS CO. LTD.	140,872	89,833
1,320	DOOSAN BOBCAT, INC.	37,871	36,397
9,900	GS HOLDINGS CORP.	371,567	344,422
9,075	HUONS CO. LTD.	416,763	210,678
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	455,106
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	246,629
23,300	JW LIFE SCIENCE CORP.	391,190	224,513
18,600	KC TECH CO. LTD.	295,116	219,560
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	232,128
25,300	KT CORP.	539,161	678,092
64,100	LG UPLUS CORP.	723,972	562,111
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	459,084
4,775	MAEIL DAIRIES CO. LTD.	380,764	200,428
18,865	NAVER CORP.	2,519,296	2,679,373
176,380	SAMSUNG ELECTRONICS CO. LTD.	6,459,106	7,778,020
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	356,775
14,900	VIEWORKS CO. LTD.	386,364	357,078
		16,253,454	16,452,496	1.87%
Spain:
1,260	ACCIONA S.A.	78,312	231,853
8,466	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	188,063	242,601
1,333	AENA SME S.A.(c)(d)	146,281	167,377
6,379	AMADEUS IT GROUP S.A.(c)	179,436	331,519
90,991	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	434,563	548,759
74,980	BANCO SANTANDER S.A.	156,842	224,935
661,598	CAIXABANK S.A.	2,138,872	2,600,538
4,781	CELLNEX TELECOM S.A.(c)(d)	151,731	158,243
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	790,720
10,898	ENAGAS S.A.	184,898	181,111
140,872	FAES FARMA S.A.	588,215	529,296
39	FERROVIAL S.A.	588	1,022
69,814	IBERDROLA S.A.	430,525	816,825
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	332,322
87,000	MEDIASET ESPANA COMUNICACION S.A.(c)	475,447	308,630
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	346,672
10,622	NATURGY ENERGY GROUP S.A.	164,428	276,412
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	178,214
11,393	RED ELECTRICA CORP. S.A.	163,842	198,301
31,112	REPSOL S.A.	268,382	494,562
71,500	TELEFONICA S.A.	252,344	259,078
		7,453,186	9,218,990	1.05%
Sweden:
2,065	ALLEIMA AB(c)	1,539	7,603
22,200	ASSA ABLOY AB, CLASS B	89,466	475,919
292,277	ATLAS COPCO AB, CLASS A	1,883,515	3,447,994
15,920	ATLAS COPCO AB, CLASS B	22,691	169,500
69,382	AVANZA BANK HOLDING AB	961,376	1,486,731
34,700	BILIA AB, CLASS A	639,435	380,093
See accompanying notes to financial statements.	101	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
32,900	BOLIDEN AB	$ 800,179	1,233,571
76,450	BYGGMAX GROUP AB	435,707	364,416
195,400	CLOETTA AB, CLASS B	556,844	390,618
3,608	ELECTROLUX AB, CLASS B	30,334	48,677
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	31,500
9,604	EPIROC AB, CLASS A	18,146	174,734
4,000	EPIROC AB, CLASS B	7,248	64,265
8,600	ESSITY AB, CLASS B	62,137	225,243
56,592	EVOLUTION AB(d)	7,295,299	5,506,885
32,687	FASTIGHETS AB BALDER, CLASS B(c)	126,215	151,988
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	108,972
133,711	HEMNET GROUP AB	1,865,358	1,609,424
25,557	HEXAGON AB, CLASS B	56,077	266,962
80,300	HUMANA AB(c)	413,356	296,272
92,100	HUSQVARNA AB, CLASS B	724,819	645,371
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	200,512
43,812	INVESTOR AB, CLASS B	150,033	791,692
49,100	INWIDO AB	276,126	520,886
55,400	KINDRED GROUP PLC SDR	287,801	576,572
7,801	KNOW IT AB	144,665	152,359
14,800	LOOMIS AB	372,004	405,641
44,500	MEKO AB	323,086	480,189
4,231	NIBE INDUSTRIER AB, CLASS B	36,599	39,371
165,609	NORDNET AB PUBL	1,989,040	2,395,691
29,428	ORRON ENERGY AB	485,724	63,341
77,000	RESURS HOLDING AB(d)	417,550	184,109
16,008	SANDVIK AB	135,894	289,023
55,935	SDIPTECH AB, CLASS B(c)	1,488,011	1,211,451
84,900	SECURITAS AB, CLASS B	649,198	707,524
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	405,042
2,634	SKANSKA AB, CLASS B	22,223	41,650
13,153	SVENSKA CELLULOSA AB S.C.A., CLASS B	76,212	166,321
20,449	SVENSKA HANDELSBANKEN AB, CLASS A	129,911	205,963
12,741	SWEDBANK AB, CLASS A	176,972	216,484
331,014	SWEDENCARE AB	2,825,665	975,451
43,171	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	267,066	251,955
35,506	TETHYS OIL AB	259,465	205,859
60,369	THULE GROUP AB(d)	1,505,020	1,259,465
31,733	VITEC SOFTWARE GROUP AB, CLASS B	691,388	1,271,771
24,387	VOLVO AB, CLASS B	156,616	440,491
		29,196,471	30,545,551	3.48%
Switzerland:
229,542	ABB LTD. (REGISTERED)	4,790,594	6,965,823
11,476	ACCELLERON INDUSTRIES A.G.(c)	173,151	237,612
90,716	ALCON, INC.	5,167,601	6,198,493
27,806	BACHEM HOLDING A.G.	2,048,911	2,401,243
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	74,695
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	346,747
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	308,225
43,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	3,096,119	5,606,182
1,059	DORMAKABA HOLDING A.G.	378,725	387,683
384	DUFRY A.G. (REGISTERED)(c)	8,927	15,993
54,800	EFG INTERNATIONAL A.G.(c)	442,650	523,316
44,301	GARMIN LTD.	4,741,247	4,088,539
990	GEBERIT A.G. (REGISTERED)	85,632	466,279
140	GIVAUDAN S.A. (REGISTERED)	76,496	428,941
260,193	GLOBAL BLUE GROUP HOLDING A.G.(b)(c)	2,399,460	1,204,694
6,900	HELVETIA HOLDING A.G. (REGISTERED)	678,020	804,434
106,327	HOLCIM A.G.(c)	5,337,351	5,505,799
3,711	JULIUS BAER GROUP LTD.	74,659	216,162
6,564	LONZA GROUP A.G. (REGISTERED)	3,239,096	3,216,513
117,259	MEDMIX A.G.(d)	4,422,551	2,231,935
101,955	NESTLE S.A. (REGISTERED)	5,178,789	11,813,615
140,389	NOVARTIS A.G. (REGISTERED)	9,812,414	12,691,415
45,962	POLYPEPTIDE GROUP A.G.(c)(d)	2,586,590	1,258,593
See accompanying notes to financial statements.	102	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
11,952	ROCHE HOLDING A.G.	$ 1,552,784	3,754,995
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	141,994
120	SGS S.A. (REGISTERED)	129,434	279,024
2,496	SIEGFRIED HOLDING A.G. (REGISTERED)(c)	2,157,247	1,656,082
26,656	SIKA A.G. (REGISTERED)	3,786,264	6,391,213
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	310,219
32,211	STMICROELECTRONICS N.V. (REGISTERED)	517,002	1,145,745
635	SULZER A.G. (REGISTERED)	20,376	49,446
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	383,131
967	SWISS RE A.G.	77,541	90,441
194	SWISSCOM A.G. (REGISTERED)	49,414	106,289
278,409	UBS GROUP A.G. (REGISTERED)	3,621,382	5,180,368
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	832,747
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	343,568
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	583,399
60,560	WIZZ AIR HOLDINGS PLC(c)(d)	2,099,408	1,394,361
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	470,708
4,209	ZURICH INSURANCE GROUP A.G.	808,513	2,013,347
		72,013,196	92,120,008	10.49%
Taiwan:
132,000	ASIA VITAL COMPONENTS CO. LTD.	500,459	481,007
18,000	ASPEED TECHNOLOGY, INC.	1,275,412	986,807
125,000	CHC HEALTHCARE GROUP	178,135	177,116
219,000	CHICONY ELECTRONICS CO. LTD.	585,753	614,914
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	272,662
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	456,687
288,000	E INK HOLDINGS, INC.	1,669,459	1,508,614
77,000	INNODISK CORP.	450,307	464,723
145,000	JARLLYTEC CO. LTD.	327,630	285,891
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	363,866
660,000	POU CHEN CORP.	670,550	734,395
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	307,462
220,000	SIGURD MICROELECTRONICS CORP.	403,537	347,513
179,000	SINBON ELECTRONICS CO. LTD.	1,528,192	1,601,568
1,272,600	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	693,532
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	636,886
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	437,540
142,000	USERJOY TECHNOLOGY CO. LTD.	374,944	356,207
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	307,462
		11,069,059	11,034,852	1.26%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	364,735
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	164,681
1,424,300	SUPALAI PCL (REGISTERED)	958,380	999,292
331,320	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	272,632
		1,833,949	1,801,340	0.21%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	762,010
53,800	COCA-COLA ICECEK A.S.	315,265	587,989
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	548,485
		1,590,429	1,898,484	0.22%
United Arab Emirates:
420,176	NETWORK INTERNATIONAL HOLDINGS PLC(c)(d)	1,392,871	1,513,756
		1,392,871	1,513,756	0.17%
United Kingdom:
27,355	3I GROUP PLC	109,603	443,645
2,834	ADMIRAL GROUP PLC	35,119	73,217
540,200	AIRTEL AFRICA PLC(d)	753,867	730,138
52,849	ANGLO AMERICAN PLC	409,100	2,067,858
6,588	ASHTEAD GROUP PLC	294,400	375,927
136,091	ASSOCIATED BRITISH FOODS PLC	3,192,429	2,592,949
67,218	ASTRAZENECA PLC	8,296,613	9,116,107
3,480	AVEVA GROUP PLC	123,442	135,176
40,350	BAE SYSTEMS PLC	285,102	417,567
113,471	BAKKAVOR GROUP PLC(d)	166,389	131,831
See accompanying notes to financial statements.	103	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
1,013,661	BALTIC CLASSIFIEDS GROUP PLC	$ 2,293,447	1,725,456
14,400	BELLWAY PLC	632,327	332,074
61,523	BERKELEY GROUP HOLDINGS PLC	3,269,372	2,806,291
115,735	BP PLC	603,532	664,470
1,096	BRITISH AMERICAN TOBACCO PLC	42,691	43,480
5,069	BUNZL PLC	39,524	169,076
8,744	BURBERRY GROUP PLC	51,148	214,593
157,500	CENTRAL ASIA METALS PLC	465,909	472,216
209,855	CNH INDUSTRIAL N.V.	1,975,096	3,361,727
391,759	COMPASS GROUP PLC	4,293,783	9,081,608
18,300	COMPUTACENTER PLC	578,995	422,786
2,276	CRODA INTERNATIONAL PLC	82,788	181,714
20,544	DIAGEO PLC	873,928	906,538
52,288	DIPLOMA PLC	1,725,165	1,754,809
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	474,885
108,100	DRAX GROUP PLC	316,682	918,733
30,617	ENDAVA PLC ADR(c)(e)	3,379,417	2,342,200
11,278	ENTAIN PLC	146,379	180,180
34,012	FERGUSON PLC	4,375,319	4,292,804
15,306	GAMES WORKSHOP GROUP PLC	1,279,886	1,584,884
50,906	GSK PLC	747,876	884,739
46,518	HALEON PLC(c)	141,587	184,095
1,707	HALMA PLC	38,256	40,737
4,854	HARGREAVES LANSDOWN PLC	45,104	50,244
220,182	HSBC HOLDINGS PLC	1,242,604	1,372,737
10,605	IMPERIAL BRANDS PLC	227,928	265,521
52,399	INCHCAPE PLC	371,600	519,452
25,000	INFORMA PLC	150,330	187,266
3,162	INTERCONTINENTAL HOTELS GROUP PLC	155,759	181,349
77,712	INTERNATIONAL DISTRIBUTIONS SERVICES PLC	220,280	200,113
4,528	INTERTEK GROUP PLC	190,215	220,826
518,146	J SAINSBURY PLC	1,239,535	1,363,700
234,700	JUPITER FUND MANAGEMENT PLC	895,723	376,808
295,800	KINGFISHER PLC	764,284	844,311
92,531	LEGAL & GENERAL GROUP PLC	219,999	279,104
80,708	LIBERTY GLOBAL PLC, CLASS A(c)	2,249,780	1,527,802
57,550	LIBERTY GLOBAL PLC, CLASS C(c)	1,685,769	1,118,196
11,923	LINDE PLC	3,967,730	3,898,451
6,927,018	LLOYDS BANKING GROUP PLC	4,668,034	3,802,824
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	520,212
278,852	M&G PLC	497,048	633,276
370,300	MAN GROUP PLC/JERSEY	651,704	956,680
300,659	MARSTON'S PLC(c)	477,602	143,866
81,570	MELROSE INDUSTRIES PLC	110,531	132,636
456,400	MITIE GROUP PLC	439,408	411,617
10,025	MONDI PLC	158,542	170,828
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	552,205
25,094	NATIONAL GRID PLC	179,570	302,585
297,247	NATWEST GROUP PLC	420,566	953,014
2,141	NEXT PLC	36,699	150,280
9,870	NINETY ONE PLC	28,549	22,182
13,839	OCADO GROUP PLC(c)	76,149	103,195
123,700	OSB GROUP PLC	637,568	717,527
11,636	PEARSON PLC	115,255	132,120
10,230	PHOENIX GROUP HOLDINGS PLC	58,370	75,269
37,517	PRUDENTIAL PLC	383,673	511,391
9,159	RECKITT BENCKISER GROUP PLC	360,759	637,127
151,700	REDDE NORTHGATE PLC	615,982	755,599
57,235	REDROW PLC	447,916	314,004
384,600	REGIONAL REIT LTD.(d)(g)	487,088	274,328
21,616	RELX PLC	156,210	597,908
222,935	RELX PLC (LONDON EXCHANGE)	3,233,856	6,166,556
34,005	RIO TINTO PLC ADR(e)	893,598	2,421,156
120,868	ROLLS-ROYCE HOLDINGS PLC(c)	107,369	136,187
24,928	SAGE GROUP (THE) PLC	108,477	224,699
9,979	SCHRODERS PLC	43,138	52,600
16,135	SEGRO PLC	67,053	148,951
See accompanying notes to financial statements.	104	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
4,954	SEVERN TRENT PLC	$ 76,220	158,772
120,965	SHELL PLC	2,219,131	3,401,557
14,030	SMITH & NEPHEW PLC	98,533	188,189
414,000	SPEEDY HIRE PLC	294,411	198,951
1,007	SPIRAX-SARCO ENGINEERING PLC	115,138	129,228
7,418	ST. JAMES'S PLACE PLC	82,237	98,200
108,800	STANDARD CHARTERED PLC	699,097	818,666
82,413	STHREE PLC	315,585	401,522
144,800	SYNTHOMER PLC	719,407	252,431
2,014	TATE & LYLE PLC	20,041	17,316
148,000	TP ICAP GROUP PLC	641,118	312,223
126,800	TYMAN PLC	343,290	345,680
24,877	UNILEVER PLC	1,139,759	1,257,739
3,811	UNILEVER PLC ADR(e)	146,515	191,884
8,137	UNITED UTILITIES GROUP PLC	56,989	97,526
2,756	WHITBREAD PLC	54,937	85,629
26,206	WILLIS TOWERS WATSON PLC	5,866,542	6,409,463
94,600	WINCANTON PLC	471,523	385,416
34,827	WPP PLC	266,244	345,338
		84,885,518	98,646,942	11.24%
United States:
24,306	AON PLC, CLASS A	5,675,098	7,295,203
185,933	ARCH CAPITAL GROUP LTD.(c)	3,622,129	11,672,874
10,584	BAUSCH HEALTH COS., INC.(c)	70,325	66,443
2,810	BROOKFIELD RENEWABLE CORP., CLASS A	90,747	77,348
16,016	EPAM SYSTEMS, INC.(c)	6,805,939	5,249,084
3,095	METTLER-TOLEDO INTERNATIONAL, INC.(c)	2,098,119	4,473,668
16,843	RESMED, INC.	1,715,063	3,505,533
72,259	SENSATA TECHNOLOGIES HOLDING PLC	3,970,992	2,917,818
26,054	STERIS PLC	4,432,494	4,811,913
27,134	WASTE CONNECTIONS, INC.	3,892,170	3,596,883
		32,373,076	43,666,767	4.97%
Uruguay:
12,580	GLOBANT S.A.(c)	2,164,837	2,115,453
		2,164,837	2,115,453	0.24%
Vietnam:
597,300	FPT CORP.	2,104,948	1,948,351
		2,104,948	1,948,351	0.22%
	Sub-total Common Stocks:	705,289,005	842,259,899	95.93%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA, 0.33%(h)	350,151	181,758
179,200	CIA ENERGETICA DE MINAS GERAIS, 2.06%(h)	357,186	376,750
		707,337	558,508	0.06%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 4.6%(h)	477,638	547,529
		477,638	547,529	0.06%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 7.32%(h)	49,612	129,520
18,800	JUNGHEINRICH A.G., 2.57%(h)	455,925	534,908
330	SARTORIUS A.G., 0.34%(h)	63,895	130,490
2,800	STO S.E. & CO. KGAA, 0.21%(h)	304,841	450,788
2,533	VOLKSWAGEN A.G., 6.5%(h)	347,179	315,667
		1,221,452	1,561,373	0.18%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.86%(h)	3,317,974	3,213,596
		3,317,974	3,213,596	0.37%
	Sub-total Preferred Stocks:	5,724,401	5,881,006	0.67%
See accompanying notes to financial statements.	105	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Shares	Security	Cost	Fair value (a)	Percent of net assets
Participatory Notes:
United Kingdom:
244,577	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/23(c)	$ 2,722,979	3,187,113
		2,722,979	3,187,113	0.36%
	Sub-total Participatory Notes:	2,722,979	3,187,113	0.36%
Short-Term Investments:
4,812,451	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	4,812,451	4,812,451
22,771,623	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.61%(j)	22,771,623	22,771,623
	Sub-total Short-Term Investments:	27,584,074	27,584,074	3.14%
	Grand total	$ 741,320,459	878,912,092	100.10%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Security is either wholly or partially on loan.
(c)	Non-income producing assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.34% of net assets as of December 31, 2022.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of this restricted illiquid security amounted to $274,328 or 0.03% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Regional REIT Ltd.	1/7/2022	$487,088

(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $18,467,837 with net purchases of $4,303,787 during the year ended December 31, 2022.
At December 31, 2022, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.11%
Consumer Discretionary	13.36
Consumer Staples	8.89
Energy	3.21
Financials	15.58
Health Care	13.40
Industrials	17.39
Information Technology	14.88
Materials	6.38
Real Estate	1.54
Utilities	1.26
100.00%
See accompanying notes to financial statements.	106	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
At December 31, 2022, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	22.61%
United States Dollar	14.89
Japanese Yen	12.30
British Pound	10.39
Swiss Franc	9.90
Other currencies	29.91
100.00%
See accompanying notes to financial statements.	107	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2022
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	108	(Continued)

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics

As of December 31, 2022, the Board of Trustees of Clearwater Investment Trust (the “Trust”) has adopted a code of ethics that applies to the Trust’s President/Principal Executive Officer and Treasurer/Principal Financial Officer (“Code of Ethics”). For the fiscal year ended December 31, 2022, there were no amendments to any provision of the Code of Ethics, nor were there any waivers granted from a provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the Trust consists of nine members, seven of whom are Independent Trustees as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees does not include an “audit committee financial expert” (as defined in Item 3 of Form N-CSR). Given the restrictive nature of the definition of an “audit committee financial expert,” the Board of Trustees has determined that no current member of the Board of Trustees of the Trust qualifies as an “audit committee financial expert.” Furthermore, the Board of Trustees has determined that given the nature of investment company financial statements in general and the investment policies of the Trust’s fund offerings in particular that the Independent Trustees possess the necessary skills and experience to perform the functions of the Audit Committee.

Item 4. Principal Accountant Fees and Services

		2022	2021

(a)	Audit Fees	$125,435	$120,040

(b)	Audit-Related Fees	$0	$0

(c)	Tax Fees[1]	$41,633	$32,245

(d)	All Other Fees	$0	$0

1Tax Fees are the aggregate amount billed by the Trust’s principal accountant for tax compliance, tax advice, international tax reclaim filings and tax planning during the fiscal year.

(e)

1.

The audit committee has adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the Trust, as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The policies and procedures provide that, if pre-approval of non-audit services is requested other than at a regularly scheduled Audit Committee Meeting, Fund management shall present such request to the Audit Committee Chair, or committee member if a Chair is not designated, for review of the proposal and determination if a special session of the Audit Committee is required. If the Chair or member determines the request requires a special session, the Audit Committee Chair will call a session per standard protocols and invite non-members as required. If the request is deemed in adherence to the independence of the auditor and to the benefit of the Fund, the Chair or designee may grant the pre-approval without a special session.

The Chair, designee or Audit Committee shall review the purpose, terms and risks of the request in addition to assurances of maintaining auditor independence and adherence to Regulation S-X, paragraph (c)(7) of Rule 2-01. If the pre-approval request is approved, the request will be presented at the next regularly scheduled Audit Committee for ratification.

2.	No services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Related Fees Provided to the Trust or to the Trust’s Investment Adviser.

2022= $17,190                                              2021= $17,575

(h)

For the most recent fiscal year, the Audit Committee has determined that the provision of non-audit services to Clearwater Management Company and its affiliates was compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable (the Funds are not listed issuers).

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on March 5, 2015 (Accession Number 0000897101-15-000283).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	March 3, 2023

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	March 3, 2023